UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 –	Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.7%
Anheuser-Busch InBev NV	301,587	$36,717,757
Brazil — 1.4%
CCR SA	2,419,736	13,291,502
Souza Cruz SA	2,069,063	18,266,840

		31,558,342
Canada — 2.9%
National Bank of Canada	484,197	19,564,529
Rogers Communications, Inc., Class B	1,227,334	43,844,257

		63,408,786
Denmark — 1.7%
Novo Nordisk A/S, Class B	661,665	37,146,318
Finland — 1.3%
Kone Oyj, Class B	679,618	29,238,307
France — 4.0%
Eutelsat Communications SA	816,400	28,463,362
Sanofi SA	596,599	60,728,179

		89,191,541
Germany — 2.2%
Deutsche Post AG, Registered Shares	1,493,835	49,189,427
Hong Kong — 0.6%
Sands China Ltd.	3,417,200	13,929,841
Japan — 2.9%
Japan Tobacco, Inc.	1,821,400	63,604,861
Netherlands — 1.9%
Royal Dutch Shell PLC, B Shares	1,284,123	41,111,993
Singapore — 2.4%
DBS Group Holdings Ltd.	2,159,700	34,318,452
Singapore Telecommunications Ltd.	5,742,000	19,187,454

		53,505,906
Sweden — 3.4%
Atlas Copco AB, A Shares	700,495	21,864,542
Hennes & Mauritz AB, B Shares	625,121	24,852,790
Svenska Handelsbanken AB, A Shares	620,259	28,630,515

		75,347,847
Switzerland — 10.0%
Givaudan SA, Registered Shares	18,131	33,926,268
Nestlé SA, Registered Shares	749,404	58,141,926
Novartis AG, Registered Shares	574,733	58,664,256
Roche Holding AG	118,145	33,807,794
Syngenta AG, Registered Shares	111,308	37,246,975

		221,787,219
Taiwan — 1.2%
Far EasTone Telecommunications Co. Ltd.	11,041,500	26,325,734
United Kingdom — 16.7%
AstraZeneca PLC	645,429	44,293,321
British American Tobacco PLC	1,087,500	59,750,819
Diageo PLC	2,156,365	59,865,428
GlaxoSmithKline PLC	1,788,291	41,303,343
HSBC Holdings PLC	2,366,800	23,558,792
Imperial Tobacco Group PLC	1,654,814	80,804,895
Unilever PLC	1,388,887	60,880,772

		370,457,370

Common Stocks	Shares	Value
United States — 42.5%
AbbVie, Inc.	408,564	$26,417,748
Altria Group, Inc.	988,419	49,470,371
AT&T, Inc.	1,102,385	38,186,616
Chevron Corp.	472,821	52,511,500
The Coca-Cola Co.	1,773,499	71,933,120
General Electric Co.	1,329,634	36,006,489
Genuine Parts Co.	499,198	44,852,940
H&R Block, Inc.	845,255	25,560,511
Johnson & Johnson	664,021	65,870,883
M&T Bank Corp.	231,954	27,757,935
Mattel, Inc.	1,174,246	33,066,767
McDonald’s Corp.	709,605	68,512,363
Microsoft Corp.	1,357,398	66,023,839
Northrop Grumman Corp.	118,956	18,323,982
PepsiCo, Inc.	347,908	33,093,009
Pfizer, Inc.	1,191,115	40,414,532
Philip Morris International, Inc.	691,058	57,682,611
Reynolds American, Inc.	538,704	39,487,003
U.S. Bancorp.	773,568	33,162,860
United Parcel Service, Inc., Class B	355,060	35,694,182
United Technologies Corp.	235,927	26,836,696
Verizon Communications, Inc.	619,008	31,222,764
Verizon Communications, Inc.	236,967	11,988,161
Wells Fargo & Co.	164,218	9,048,412

		943,125,294
Total Long-Term Investments (Cost — $1,820,071,319) — 96.8%		2,145,646,543

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)	65,022,184	65,022,184
Total Short-Term Securities (Cost — $65,022,184) — 2.9%		65,022,184
Total Investments (Cost — $1,885,093,503*) — 99.7%		2,210,668,727
Other Assets Less Liabilities — 0.3%		6,818,640

Net Assets — 100.0%		$2,217,487,367

BLACKROCK FUNDS II	APRIL 30, 2015	0

Schedule of Investments (continued)	BlackRock Global Dividend Portfolio

Notes to Schedule of Investments

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,887,187,528

Gross unrealized appreciation	$363,070,763
Gross unrealized depreciation	(39,589,564)

Net unrealized appreciation	$323,481,199

(a)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2014	Net Activity	Shares/Beneficial Interest Held at April 30, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	74,601,352	(9,579,168)	65,022,184	$15,285	$2,651
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$146	—

(b)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$36,717,757	—	$36,717,757
Brazil	$31,558,342	—	—	31,558,342
Canada	63,408,786	—	—	63,408,786
Denmark	—	37,146,318	—	37,146,318
Finland	—	29,238,307	—	29,238,307
France	—	89,191,541	—	89,191,541
Germany	—	49,189,427	—	49,189,427
Hong Kong	—	13,929,841	—	13,929,841
Japan	—	63,604,861	—	63,604,861
Netherlands	—	41,111,993	—	41,111,993
Singapore	—	53,505,906	—	53,505,906
Sweden	—	75,347,847	—	75,347,847
Switzerland	—	221,787,219	—	221,787,219
Taiwan	—	26,325,734	—	26,325,734
United Kingdom	—	370,457,370	—	370,457,370

1	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock Global Dividend Portfolio

	Level 1	Level 2	Level 3	Total
United States	$943,125,294	—	—	$943,125,294
Short-Term Securities	65,022,184	—	—	65,022,184

Total	$1,103,114,606	$1,107,554,121	—	$2,210,668,727

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1	Transfers out of Level 1 [1]	Transfers into Level 2 [1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
France	—	$(69,718,721)	$69,718,721	—
Japan	—	(57,235,178)	57,235,178	—
Netherlands	—	(52,497,579)	52,497,579	—
Sweden	—	(68,424,317)	68,424,317	—
Switzerland	—	(129,713,998)	129,713,998	—
United Kingdom	—	(188,813,204)	188,813,204	—

Total	—	$(566,402,997)	$566,402,997	—

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK FUNDS II	APRIL 30, 2015	2

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.44%, 7/25/36 (a)	USD	234	$133,616
Ammc CLO 15 Ltd., Series 2014-15A, Class D, 4.45%, 12/09/26		1,000	990,000
Apidos CLO XVI, Series 2013-16A, Class C, 3.53%, 1/19/25		250	239,122
Atrium XI, Series 2014-11A, Class D, 4.13%, 10/23/25		1,000	993,501
Babson CLO Ltd., Series 2014-11A, Series D, 3.87%, 10/17/26		500	488,258
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 3A, 0.32%, 11/25/36		215	183,057
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 1.90%, 4/25/34 (a)		158	144,155
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.78%, 7/15/24		500	477,582
Carlyle Global Market Strategies CLO, Series 2014-3A, Class D1, 5.36%, 7/27/26		640	589,412
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.42%, 8/25/36 (a)		300	183,235
Series 2006-NC5, Class A3, 0.33%, 1/25/37 (a)		240	148,806
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.16%, 5/20/26		500	448,655
CIFC Funding Ltd.:
Series 2014-1A, Class D, 3.53%, 4/18/25 (a)(b)		250	236,172
Series 2014-4A, Class D, 3.67%, 10/17/26		1,000	952,259
Countrywide Asset-Backed Certificates, Series 2006-12, Class 2A2, 0.33%, 12/25/36 (a)		228	212,692
Highbridge Loan Management Ltd.:
Series 2015-6A, Class D, 1.27%, 3/17/27 (b)		500	482,500
Series 2015-6A, Class E, 5.72%, 3/17/27 (b)		500	465,500
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A4, 0.48%, 3/25/36 (a)		220	141,384
ING Investment Management CLO Ltd., Series 2012-4A, Class C, 4.78%, 10/15/23 (a)(b)		250	250,662
Invitation Homes Trust, Series 2014-SFR3, Class E, 4.68%, 12/17/31 (a)(b)		150	154,416
JPMorgan Mortgage Acquisition Trust, Series 2006-NC1, Class A5, 0.44%, 4/25/36 (a)		170	146,741
Long Beach Mortgage Loan Trust:
Series 2006-3, Class 2A3, 0.35%, 5/25/46 (a)		357	171,222

Asset-Backed Securities		Par (000)	Value
Series 2006-3, Class 2A4, 0.44%, 5/25/46 (a)	USD	325	$155,882
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.53%, 7/25/23		250	250,626
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 3.98%, 11/14/25 (a)(b)		250	242,637
Octagon Investment Partners XXII Ltd, Series 2014-1A, Class E1, 5.54%, 1/15/27 (a)(b)		250	228,599
OZLM Funding Ltd., Series 2012-1A, Class B, 4.03%, 7/22/23 (a)(b)		250	250,373
OZLM VII Ltd., Series 2014-7A, Class D, 5.27%, 7/17/26		500	452,164
OZLM XII Ltd., Series 2015-12A, Class C, 3.98%, 4/30/27		500	483,850
Sound Point CLO VII Ltd., Series 2014-3A, Class D1, 3.89%, 1/23/27		500	478,750
Soundview Home Loan Trust, Series 2007-NS1, Class A4, 0.48%, 1/25/37 (a)		200	131,334
Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 0.66%, 9/25/35 (a)		200	178,234
Voya CLO Ltd.:
Series 2012-2AR, Class ER, 6.27%, 10/15/22		500	500,000
Series 2014-4A, Class C, 4.28%, 10/14/26 (a)(b)		250	249,994
Series 2014-4A, Class D, 5.73%, 10/14/26		1,000	944,153
Total Asset-Backed Securities — 12.1%			12,779,543

Common Stocks		Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%
NextEra Energy Partners LP (c)		910	38,557
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Partners LP		1,410	35,250
Columbia Pipeline Partners LP		4,070	110,093
Delek Logistics Partners LP (c)		2,510	105,546
Dominion Midstream Partners LP		4,400	179,740
Enable Midstream Partners LP		1,660	27,805
Energy Transfer Partners LP (c)		1,540	88,981
Enterprise Products Partners LP		7,200	246,600
EQT Midstream Partners LP (c)		1,590	140,238
Genesis Energy LP		2,310	114,830
Kinder Morgan, Inc.		2,700	115,965
Magellan Midstream Partners LP		2,910	242,985
MarkWest Energy Partners LP		3,250	219,245
MPLX LP (c)		1,930	150,058

Portfolio Abbreviations
ADR	American Depositary Receipts	FKA	Formerly Known As	PIK	Payment-in-kind
AKA	Also Known As	GBP	British Pound	PLN	Polish Zloty
AUD	Australian Dollar	GDR	Global Depositary Receipts	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	HKD	Hong Kong Dollar	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	SGD	Singapore Dollar
CLO	Collateralized Loan Obligation	LP	Limited Partnership	SPDR	Standard & Poor’s Depositary Receipts
CNH	Chinese Yuan Offshore	MXN	Mexican Peso	USD	U.S. Dollar
ETF	Exchange Traded Fund	NVDR	Non-Voting Depository Receipts	WIBOR	Warsaw Interbank Offered Rate
EUR	Euro	OTC	Over-the-counter	ZAR	South African Rand

BLACKROCK FUNDS II	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
ONEOK Partners LP (c)	1,360	$57,623
PBF Logistics LP (c)	1,180	28,698
Phillips 66 Partners LP	690	52,337
Plains All American Pipeline LP	3,170	158,849
QEP Midstream Partners LP (c)	1,200	20,592
Rose Rock Midstream LP	500	25,915
Shell Midstream Partners LP	7,000	281,330
Sunoco Logistics Partners LP (c)	3,720	165,019
Targa Resources Partners LP (c)	1,420	64,525
Tesoro Logistics LP (c)	1,520	85,166
Valero Energy Partners LP (c)	1,010	51,086
Williams Partners LP	3,730	184,262

		2,952,738
Real Estate Investment Trusts (REITs) — 6.0%
Alexandria Real Estate Equities, Inc.	3,502	323,515
alstria office REIT-AG	26,047	369,074
Assura PLC	422,737	381,227
CapitaRetail China Trust	158,500	207,828
Charter Hall Retail REIT	120,015	407,709
Empiric Student Property PLC	77,525	124,950
EPR Properties	9,101	524,855
Gramercy Property Trust, Inc.	4,704	128,607
LaSalle Hotel Properties	4,757	174,534
Liberty Property Trust	8,867	308,926
The Link REIT	68,500	424,904
National Health Investors, Inc.	4,688	312,783
National Storage REIT	194,255	247,223
Novion Property Group	209,616	407,696
Parkway Life Real Estate Investment Trust	64,000	118,501
Prologis Property Mexico SA de CV	105,793	187,562
Ramco-Gershenson Properties Trust	17,634	308,242
SPH REIT	156,400	124,108
STAG Industrial, Inc.	14,987	325,668
Tritax Big Box REIT PLC	73,887	132,838
UDR, Inc.	13,279	435,153
Vastned Retail NV	6,900	336,938

		6,312,841
Real Estate Management & Development — 1.6%
Atrium Ljungberg AB, B Shares	19,627	286,868
Croesus Retail Trust	290,900	206,655
First Capital Realty, Inc.	15,642	259,295
LEG Immobilien AG	5,554	430,920
Picton Property Income Ltd.	196,725	222,704
Sponda OYJ	70,725	309,303

		1,715,745
Total Common Stocks — 10.4%		11,019,881

Corporate Bonds		Par (000)	Value
Airlines — 0.4%
SriLankan Airlines Ltd., 5.30%, 6/27/19	USD	400	$394,500
Banks — 6.3%
Bank of America Corp., 6.10% (a)(d)		530	540,600
Barclays Bank PLC, 7.63%, 11/21/22		200	234,300
Barclays PLC:
6.63% (a)(d)		650	644,412
4.38%, 9/11/24		275	274,617
Chong Hing Bank Ltd., 6.50% (a)(d)		200	208,740
Citigroup, Inc., 5.95% (a)(d)		500	497,343
Citizens Financial Group, Inc., 5.50% (a)(b)(d)		75	74,156
Commerzbank AG, 8.13%, 9/19/23 (b)		575	694,313
Credit Agricole SA, 6.63%, 9/29/49 (a)(b)		325	328,400
Deutsche Bank AG, 7.50% (a)(d)		800	815,200
Development Bank of Mongolia LLC, 5.75%, 3/21/17		250	240,937
HSBC Holdings PLC, 6.38% (a)(d)		600	619,500
ICICI Bank Ltd., 7.25% (a)(d)		400	412,540
JPMorgan Chase & Co., 5.35% (a)(d)		200	199,750
Popular, Inc., 7.00%, 7/01/19		450	454,500
State Bank of India, 7.14% (a)(d)		100	104,231
SunTrust Banks, Inc., 5.63% (a)(d)		375	381,563

			6,725,102
Capital Markets — 1.5%
The Bank of New York Mellon Corp., 4.95% (a)(d)		400	399,958
Credit Suisse AG, 6.50%, 8/08/23 (b)		200	228,361
The Goldman Sachs Group, Inc., 5.38%, 12/10/49 (a)		865	864,135
Morgan Stanley, 5.55% (a)(d)		90	90,450

			1,582,904
Construction & Engineering — 0.4%
Pratama Agung Pte Ltd., 6.25%, 2/24/20		450	441,416
Diversified Financial Services — 2.4%
ING Groep NV, 6.50% (a)(d)		800	796,000
Lloyds Banking Group PLC, 7.50% (a)(d)		400	427,000
Royal Bank of Scotland Group PLC:
6.00%, 12/19/23		450	492,860
5.13%, 5/28/24		400	413,137
Société Générale SA, 4.25%, 4/14/25 (b)		200	192,514
Voya Financial, Inc., 5.65%, 5/15/53 (a)		250	261,875

			2,583,386
Insurance — 0.5%
Genworth Holdings, Inc., 4.80%, 2/15/24		300	259,125
QBE Insurance Group Ltd., 6.75%, 12/02/44 (a)		200	217,490

			476,615

2	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.2%
Greenko Dutch BV, 8.00%, 8/01/19	USD	200	$195,000
Real Estate Management & Development — 2.8%
Central Plaza Development Ltd., 7.13%, 12/02/49 (a)		300	311,190
Country Garden Holdings Co. Ltd., 7.50%, 3/09/20		400	418,540
KWG Property Holding Ltd., 8.98%, 1/14/19		300	298,500
Lodha Developers International Ltd., 12.00%, 3/13/20		400	397,000
Logan Property Holdings Co. Ltd., 11.25%, 6/04/19		200	202,310
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19		250	253,474
Theta Capital Pte Ltd., 7.00%, 4/11/22		200	208,430
Trillion Chance Ltd., 8.50%, 1/10/19		200	192,014
Vingroup JSC, 11.63%, 5/07/18		300	325,129
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		400	410,536

			3,017,123
Software — 0.2%
Rolta LLC, 10.75%, 5/16/18		250	225,000
Specialty Retail — 0.6%
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18		200	212,500
QVC, Inc., 4.85%, 4/01/24		375	385,752

			598,252
Trading Companies & Distributors — 0.4%
Aviation Capital Group Corp., 7.13%, 10/15/20 (b)		175	205,453
Noble Group Ltd., 6.00%, 1/29/20 (d)		200	168,240

			373,693
Total Corporate Bonds — 15.7%			16,612,991

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense — 1.2%
Credit Suisse AG (Rolls-Royce Holdings PLC):
12.38%, 5/29/15		3	48,354
12.12%, 6/02/15		3	49,190
Deutsche Bank AG (Rolls-Royce Holdings PLC), 11.14%, 6/01/15		3	49,231
HSBC Bank PLC (Thales SA):
12.73%, 6/12/15		2	101,230
12.41%, 6/15/15		2	101,100
UBS AG (General Dynamics Corp.), 8.32%, 7/17/15		3	452,749
UBS AG (Northrop Grumman Corp.), 10.93%, 6/18/15		3	450,490

			1,252,344
Airlines — 0.8%
Barclays Bank PLC (Delta Air Lines, Inc.), 18.09%, 7/09/15		10	452,671
UBS AG (United Continental Holdings, Inc.), 23.50%, 7/20/15		7	438,918

			891,589
Auto Components — 1.4%
Credit Suisse AG (Bayer AG), 14.13%, 6/04/15		1	131,836
Deutsche Bank AG (The Goodyear Tire & Rubber Co.), 14.14%, 5/26/15		5	139,583
HSBC Bank PLC (Continental AG), 20.07%, 5/07/15		1	195,771

Equity-Linked Notes		Par (000)		Value
Auto Components (concluded)
HSBC Bank PLC (Nokian Renkaat OYJ):
30.54%, 5/01/15	USD	2		$74,159
29.53%, 5/04/15		2		76,243
Royal Bank of Canada (Autoliv, Inc.):
8.87%, 7/10/15		1		112,573
8.55%, 7/14/15		1		112,591
8.67%, 7/15/15		1		112,607
8.60%, 7/17/15		1		112,611
Société Générale (Johnson Controls, Inc.), 11.83%, 7/20/15		4		219,304
UBS AG (Johnson Controls, Inc.), 12.58%, 7/21/15		4		219,395

				1,506,673
Automobiles — 0.7%
Credit Suisse AG (Renault SA), 28.88%, 6/02/15		2		165,031
Deutsche Bank AG (Toyota Motor Corp.), 13.19%, 5/01/15		—	(e)	21,668
HSBC Bank PLC (Toyota Motor Corp.), 19.06%, 5/13/15		3		202,377
Merrill Lynch & Co., Inc. (Ford Motor Co.), 13.91%, 5/05/15		9		147,331
Merrill Lynch International & Co. (Renault SA), 28.70%, 6/01/15		2		167,275

				703,682
Banks — 0.8%
Deutsche Bank AG (Sumitomo Mitsui Trust Holdings, Inc.), 16.96%, 5/01/15		33		144,575
The Goldman Sachs Group, Inc. (Sumitomo Mitsui Financial Group, Inc.), 23.70%, 5/13/15		5		215,170
Merrill Lynch International & Co. (Banco Santander SA), 14.05%, 7/21/15		60		446,553

				806,298
Beverages — 0.7%
Citigroup, Inc. (Carlsberg A/S, Class B), 20.68%, 5/12/15		2		211,344
Citigroup, Inc. (Constellation Brands, Inc.):
10.65%, 6/29/15		1		146,512
10.60%, 6/30/15		1		146,500
Credit Suisse AG (Molson Coors Brewing Co.), 17.79%, 6/17/15		2		144,320
Merrill Lynch International & Co. (Anheuser-Busch InBev NV):
14.80%, 5/14/15		1		64,630
14.70%, 5/15/15		1		64,590

				777,896
Biotechnology — 0.1%
JPMorgan Chase & Co. (Amgen, Inc.), 10.60%, 5/19/15		1		134,931
Capital Markets — 0.9%
Citigroup, Inc. (Legg Mason, Inc.), 9.31%, 5/01/15		2		130,718
The Goldman Sachs Group, Inc. (Ameriprise Financial, Inc.), 12.75%, 5/13/15		1		130,101
Merrill Lynch International & Co. (Credit Suisse Group AG):
19.90%, 7/15/15		8		216,775
19.55%, 7/17/15		8		217,854
Royal Bank of Canada (The Charles Schwab Corp.):
12.36%, 7/15/15		5		150,773
12.41%, 7/16/15		5		150,796

				997,017

BLACKROCK FUNDS II	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)		Value
Chemicals — 1.4%
Citigroup, Inc. (LyondellBasell Industries NV), 22.40%, 6/05/15	USD	4		$451,407
Deutsche Bank AG (Air Liquide SA), 10.70%, 7/23/15		1		112,934
The Goldman Sachs Group, Inc. (Air Liquide SA), 11.30%, 6/12/15		2		196,774
Société Générale (Air Liquide SA):
11.17%, 7/24/15		1		111,524
10.95%, 7/24/15		1		111,219
Société Générale (The Dow Chemical Co.), 12.08%, 7/17/15		9		452,833

				1,436,691
Communications Equipment — 0.3%
Citigroup, Inc. (Cisco Systems, Inc.), 16.65%, 5/15/15		7		205,139
Deutsche Bank AG (Brocade Communications Systems, Inc.), 15.25%, 5/18/15		11		130,622

				335,761
Construction & Engineering — 0.3%
HSBC Bank PLC (Fluor Corp.), 12.90%, 5/01/15		2		142,485
HSBC Bank PLC (Vinci SA), 17.43%, 6/12/15		3		205,085

				347,570
Construction Materials — 0.2%
Deutsche Bank AG (Eagle Materials, Inc.):
20.51%, 5/08/15		1		70,015
19.22%, 5/12/15		1		69,608
19.27%, 5/14/15		1		68,731

				208,354
Diversified Financial Services — 1.1%
Credit Suisse AG (ING Groep NV), 15.08%, 5/28/15		9		137,318
Deutsche Bank AG (Total SA):
14.34%, 6/22/15		—	(e)	20,318
12.40%, 7/17/15		8		441,532
The Goldman Sachs Group, Inc. (Moody’s Corp.), 10.20%, 5/28/15		1		140,732
Merrill Lynch International & Co. (Intercontinental Exchange, Inc.), 10.90%, 5/06/15		1		145,969
Royal Bank of Canada (Intercontinental Exchange, Inc.), 8.89%, 5/05/15		1		147,915
UBS AG (Voya Financial, Inc.), 9.80%, 5/01/15		3		131,854

				1,165,638
Diversified Telecommunication Services — 1.3%
Credit Suisse AG (Centrica PLC):
19.18%, 7/29/15		58		226,723
19.02%, 7/30/15		58		226,670
JPMorgan Chase & Co. (Vivendi SA), 58.17%, 5/11/15		7		174,586
Merrill Lynch International & Co. (Vivendi SA), 33.00%, 5/01/15		3		74,014
Royal Bank of Canada (AT&T, Inc.), 10.21%, 7/17/15		13		444,974
Société Générale (Vivendi SA), 58.69%, 5/12/15		7		173,875

				1,320,842
Electric Utilities — 2.3%
Credit Suisse AG (The Southern Co.), 13.89%, 6/08/15		10		449,383
The Goldman Sachs Group, Inc. (Electricite de France SA), 18.50%, 7/17/15		6		149,860
HSBC Bank PLC (Electricite de France SA):

Equity-Linked Notes		Par (000)		Value
Electric Utilities (concluded)
18.87%, 7/20/15	USD	6		$148,878
18.76%, 7/21/15		6		148,943
JPMorgan Chase & Co. (The Southern Co.), 8.50%, 6/29/15		7		302,456
Merrill Lynch International & Co. (Electricite de France SA), 15.10%, 7/29/15		12		301,023
Royal Bank of Canada (American Electric Power Co., Inc.), 17.92%, 6/05/15		4		221,778
Royal Bank of Canada (Exelon Corp.), 22.52%, 6/05/15		13		454,592
Wells Fargo & Co. (American Electric Power Co., Inc.), 16.52%, 6/09/15		4		220,339

				2,397,252
Electrical Equipment — 0.2%
Credit Suisse AG (Legrand SA), 14.45%, 6/09/15		—	(e)	21,241
Credit Suisse AG (Schneider Electric SA), 21.44%, 5/11/15		2		130,813
Deutsche Bank AG (Legrand SA), 14.19%, 6/08/15		—	(e)	27,433

				179,487
Electronic Equipment, Instruments & Components — 0.1%
HSBC Bank PLC (TDK Corp.), 18.10%, 5/01/15		2		138,316
Energy Equipment & Services — 0.4%
JPMorgan Chase & Co. (Halliburton Co.), 15.30%, 7/17/15		10		457,474
Food & Staples Retailing — 1.1%
Citigroup, Inc. (Walgreens Boots Alliance, Inc.), 15.44%, 6/23/15		3		281,316
Deutsche Bank AG (Whole Foods Market, Inc.):
10.24%, 5/05/15		2		88,824
10.57%, 5/06/15		2		88,933
Royal Bank of Canada (Walgreens Boots Alliance, Inc.), 10.55%, 7/07/15		5		423,154
Société Générale (Wal-Mart Stores, Inc.), 12.06%, 5/19/15		4		292,311

				1,174,538
Food Products — 1.2%
Credit Suisse AG (Danone SA), 18.54%, 6/01/15		2		157,027
JPMorgan Chase & Co. (Unilever NV), 10.70%, 7/23/15		8		341,741
Merrill Lynch International & Co. (Danone SA), 19.00%, 5/29/15		2		154,134
Société Générale (Campbell Soup Co.):
14.16%, 5/22/15		4		173,744
9.67%, 5/25/15		4		172,667
Société Générale (Hormel Foods Corp.):
11.37%, 5/20/15		2		95,178
11.39%, 5/21/15		2		95,193
11.45%, 5/22/15		2		95,179

				1,284,863
Health Care Equipment & Supplies — 0.2%
Deutsche Bank AG (Medtronic PLC), 12.44%, 5/15/15		3		201,915
Health Care Providers & Services — 1.6%
Credit Suisse AG (Aetna, Inc.), 9.65%, 5/04/15		1		145,860
Deutsche Bank AG (Community Health Systems, Inc.):
19.11%, 5/01/15		1		72,512
18.73%, 5/05/15		1		72,165

4	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)		Value
Health Care Providers & Services (concluded)
JPMorgan Chase & Co. (Cardinal Health, Inc.), 12.30%, 5/19/15	USD	3		$288,184
UBS AG (Community Health Systems, Inc.), 16.70%, 5/06/15		1		72,674
UBS AG (Humana, Inc.), 13.26%, 7/01/15		3		450,521
UBS AG (Tenet Healthcare Corp.):
20.70%, 5/01/15		1		70,941
18.70%, 5/05/15		1		69,251
19.30%, 5/06/15		1		41,593
Wells Fargo & Co. (Anthem, Inc.), 10.77%, 6/18/15		3		452,860

				1,736,561
Hotels, Restaurants & Leisure — 1.8%
Credit Suisse AG (Accor SA):
14.62%, 8/26/15		1		66,839
14.56%, 8/27/15		1		66,853
Deutsche Bank AG (InterContinental Hotels Group PLC):
12.00%, 6/08/15		—	(e)	10,604
12.00%, 6/09/15		—	(e)	10,595
Deutsche Bank AG (McDonald’s Corp.), 11.90%, 7/17/15		5		441,836
Deutsche Bank AG (Yum! Brands, Inc.), 12.93%, 7/23/15		5		452,473
The Goldman Sachs Group, Inc. (Accor SA):
22.00%, 7/15/15		4		222,720
22.00%, 7/17/15		4		222,845
JPMorgan Chase & Co. (Accor SA):
15.04%, 8/21/15		1		68,695
14.78%, 8/24/15		1		68,737
Société Générale (Accor SA), 5.15%, 8/25/15		1		68,774
UBS AG (Carnival Corp.), 13.90%, 6/09/15		5		202,906

				1,903,877
Household Durables — 0.9%
JPMorgan Chase & Co. (D.R. Horton, Inc.), 20.50%, 5/26/15		4		98,201
JPMorgan Chase & Co. (Lennar Corp.):
16.05%, 6/19/15		3		140,938
14.87%, 6/22/15		3		137,985
Société Générale (Toll Brothers, Inc.):
12.63%, 5/28/15		4		161,131
12.70%, 5/29/15		4		161,252
UBS AG (DR Horton, Inc.):
19.30%, 5/26/15		4		99,903
17.70%, 7/17/15		4		108,065

				907,475
Insurance — 0.3%
Credit Suisse AG (AXA SA), 25.96%, 5/19/15		5		131,311
Deutsche Bank AG (MetLife, Inc.), 13.24%, 5/05/15		4		203,431

				334,742
IT Services — 0.6%
HSBC Bank PLC (Fujitsu Ltd.), 17.42%, 5/01/15		21		145,875
UBS AG (Mastercard, Inc.), 9.79%, 6/08/15		5		453,400

				599,275
Life Sciences Tools & Services — 0.0%
HSBC Bank PLC (Gerresheimer AG), 13.14%, 5/14/15		—	(e)	9,776
Machinery — 0.6%
The Goldman Sachs Group, Inc. (Kone OYJ, Class B):
19.80%, 5/01/15		—	(e)	19,745

Equity-Linked Notes		Par (000)		Value
Machinery (concluded)
19.25%, 5/04/15	USD	—	(e)	$19,493
JPMorgan Chase & Co. (PACCAR, Inc.), 10.60%, 5/26/15		2		139,330
UBS AG (Caterpillar, Inc.), 10.00%, 7/27/15		5		454,562

				633,130
Media — 0.4%
Citigroup, Inc. (Comcast Corp.), 11.84%, 5/05/15		2		134,668
The Goldman Sachs Group, Inc. (ITV PLC):
15.25%, 5/08/15		38		147,708
15.00%, 5/11/15		38		143,834
Merrill Lynch International & Co. (Pearson PLC), 16.80%, 5/14/15		1		19,106

				445,316
Metals & Mining — 0.3%
Royal Bank of Canada (Alcoa, Inc.), 16.40%, 7/02/15		23		310,058
Multiline Retail — 0.5%
Citigroup, Inc. (Macy’s, Inc.), 12.01%, 5/08/15		2		139,537
The Goldman Sachs Group, Inc. (Nordstrom, Inc.), 8.70%, 5/13/15		2		129,249
JPMorgan Chase & Co. (Target Corp.), 10.90%, 5/21/15		2		146,684
UBS AG (Target Corp.), 13.45%, 5/21/15		2		144,076

				559,546
Multi-Utilities — 1.4%
Credit Suisse AG (PG&E Corp.), 10.58%, 7/03/15		9		450,496
Credit Suisse AG (RWE AG):
39.70%, 5/13/15		6		145,948
38.42%, 5/14/15		6		146,518
JPMorgan Chase & Co. (Dominion Resources, Inc.), 9.00%, 6/29/15		4		305,246
Royal Bank of Canada (Consolidated Edison, Inc.), 19.44%, 6/05/15		2		149,169
Wells Fargo & Co. (Consolidated Edison, Inc.):
17.94%, 6/09/15		2		149,049
18.03%, 6/10/15		2		148,425

				1,494,851
Oil, Gas & Consumable Fuels — 0.9%
Credit Suisse AG (Hess Corp.), 15.48%, 7/01/15		6		452,593
Merrill Lynch International & Co. (BP PLC), 22.40%, 6/05/15		62		448,574

				901,167
Paper & Forest Products — 0.8%
Merrill Lynch International & Co. (Stora Enso OYJ):
14.00%, 7/14/15		14		145,029
13.70%, 7/15/15		14		146,093
13.45%, 7/17/15		14		146,498
Wells Fargo & Co. (International Paper Co.), 16.25%, 6/08/15		8		452,403

				890,023
Personal Products — 0.3%
JPMorgan Chase & Co. (L’Oreal SA), 16.18%, 6/24/15		1		170,601
Société Générale (L’Oreal SA), 16.24%, 6/25/15		1		171,119

				341,720

BLACKROCK FUNDS II	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Pharmaceuticals — 0.9%
Credit Suisse AG (Perrigo Co. PLC), 16.80%, 5/07/15	USD	1	$213,940
The Goldman Sachs Group, Inc. (Bristol-Myers Squibb Co.), 12.40%, 7/22/15		7	446,167
HSBC Bank PLC (Sanofi), 15.87%, 5/20/15		1	138,733
Royal Bank of Canada (Eli Lilly & Co.), 13.71%, 5/21/15		2	148,036

			946,876
Real Estate Investment Trusts (REITs) — 0.1%
Deutsche Bank AG (Iron Mountain, Inc.), 13.26%, 5/14/15		4	130,920
Road & Rail — 0.8%
Citigroup, Inc. (Union Pacific Corp.), 9.07%, 6/04/15		1	123,473
Deutsche Bank AG (Avis Budget Group, Inc.), 18.01%, 5/07/15		2	119,302
Royal Bank of Canada (Kansas City Southern):
10.86%, 7/15/15		1	148,657
10.61%, 7/16/15		1	148,663
Société Générale (CSX Corp.), 17.09%, 7/15/15		9	308,656

			848,751
Semiconductors & Semiconductor Equipment — 1.4%
Citigroup, Inc. (NVIDIA Corp. ):
24.54%, 5/05/15		7	163,001
25.46%, 5/06/15		7	162,015
HSBC Bank PLC (Société Générale SA), 15.61%, 6/16/15		3	144,502
Royal Bank of Canada (Intel Corp.), 10.36%, 7/07/15		14	449,405
Royal Bank of Canada (Linear Technology Corp.):
11.73%, 7/17/15		3	147,172
11.44%, 7/20/15		3	146,973
Société Générale (Analog Devices, Inc.):
15.71%, 5/20/15		2	150,730
15.40%, 5/21/15		2	150,697

			1,514,495
Software — 0.7%
Deutsche Bank AG (Electronic Arts, Inc.):
13.59%, 5/06/15		2	105,370
13.80%, 5/07/15		2	105,050
Royal Bank of Canada (Autodesk, Inc.):
18.38%, 5/12/15		2	97,231
18.57%, 5/14/15		2	97,169
UBS AG (SalesForce.com, Inc.), 18.30%, 5/21/15		4	309,404

			714,224
Specialty Retail — 2.8%
Deutsche Bank AG (Kingfisher PLC):
15.80%, 6/26/15		9	48,691
16.50%, 6/29/15		9	48,538
The Goldman Sachs Group, Inc. (Tiffany & Co.), 17.00%, 5/29/15		2	175,207
JPMorgan Chase & Co. (Hennes & Mauritz AB, B Shares), 17.22%, 6/24/15		4	168,625
JPMorgan Chase & Co. (Lowe’s Companies, Inc.), 14.22%, 5/19/15		2	140,717
JPMorgan Chase & Co. (The Home Depot, Inc.), 11.20%, 5/19/15		1	140,896
Royal Bank of Canada (Advance Auto Parts, Inc.):
12.29%, 5/20/15		1	98,393

Equity-Linked Notes		Par (000)		Value
Specialty Retail (concluded)
12.19%, 5/22/15	USD	1		$98,229
Société Générale (Hennes & Mauritz AB, B Shares), 16.98%, 6/25/15		4		170,004
Société Générale (The TJX Cos., Inc.), 15.50%, 5/19/15		3		139,002
Société Générale (Tiffany & Co.), 16.33%, 5/26/15		2		175,441
Société Générale (Urban Outfitters, Inc.), 15.27%, 5/18/15		3		139,024
UBS AG (Best Buy Co., Inc.):
17.45%, 5/21/15		3		120,534
23.90%, 5/22/15		5		165,900
23.35%, 5/26/15		5		166,207
UBS AG (Dick’s Sporting Goods, Inc.), 14.40%, 5/12/15		2		132,703
UBS AG (Foot Locker, Inc.):
16.80%, 5/22/15		3		171,116
15.70%, 5/26/15		3		171,138
UBS AG (Ulta Salon Cosmetics & Fragrance, Inc.):
15.50%, 5/28/15		1		102,789
15.60%, 5/29/15		1		102,757
Wells Fargo & Co. (The TJX Cos., Inc.), 8.60%, 5/19/15		4		283,532

				2,959,443
Technology Hardware, Storage & Peripherals — 0.3%
Citigroup, Inc. (Seagate Technology PLC), 22.44%, 5/08/15		2		142,007
HSBC Bank PLC (Apple, Inc.), 17.08%, 5/21/15		1		131,883

				273,890
Textiles, Apparel & Luxury Goods — 0.8%
Deutsche Bank AG (Kering):
12.35%, 5/05/15		—	(e)	18,778
12.14%, 5/19/15		—	(e)	17,232
12.05%, 5/20/15		—	(e)	26,785
12.02%, 5/21/15		—	(e)	26,812
12.00%, 5/22/15		—	(e)	26,756
11.63%, 5/26/15		—	(e)	26,682
Merrill Lynch International & Co. (Industria de Diseno Textil SA), 14.90%, 5/12/15		4		140,192
Merrill Lynch International & Co. (LVMH Moet Hennessy Louis Vuitton SA):
13.90%, 5/08/15		1		128,514
12.30%, 5/14/15		—	(e)	65,825
12.20%, 5/15/15		—	(e)	65,799
Royal Bank of Canada (NIKE, Inc., Class B), 8.86%, 6/16/15		3		302,059

				845,434
Tobacco — 0.9%
HSBC Bank PLC (British American Tobacco PLC), 15.98%, 6/12/15		4		200,853
Royal Bank of Canada (Philip Morris International, Inc.), 10.05%, 7/07/15		5		448,485
Société Générale (Reynolds American, Inc.), 11.25%, 7/27/15		4		295,617

				944,955

6	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Trading Companies & Distributors — 0.4%
Société Générale (United Rentals, Inc.), 13.79%, 7/17/15	USD	5	$444,580
Total Equity-Linked Notes — 36.2%			38,410,216

Foreign Government Obligations		Par (000)	Value
Indonesia — 0.4%
Republic of Indonesia, 5.13%, 1/15/45		400	411,000
Mongolia — 0.2%
Mongolian People’s Republic, 5.13%, 12/05/22		200	178,500
Sri Lanka — 0.2%
Republic of Sri Lanka, 6.25%, 10/04/20		200	207,000
Total Foreign Government Obligations — 0.8%			796,500

Investment Companies		Shares	Value
AllianceBernstein Global High Income Fund, Inc.		56,157	707,017
BlackRock Floating Rate Income Portfolio, Institutional Class		407,989	4,226,768
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.		21,756	524,320
Eaton Vance Limited Duration Income Fund		46,962	684,706
Eaton Vance Senior Income Trust		104,777	686,289
First Trust High Income Long/Short Fund		42,664	706,089
Invesco Senior Income Trust		38,845	182,960
iShares iBoxx $ High Yield Corporate Bond ETF (f)		11,419	1,039,015
MFS Charter Income Trust		79,110	708,826
MFS Multimarket Income Trust		102,414	663,643
Nuveen Floating Rate Income Fund		62,295	709,540
Nuveen Floating Rate Income Opportunity Fund		29,603	343,691
Nuveen Mortgage Opportunity Term Fund		29,150	672,199
Nuveen Preferred Income Opportunities Fund		44,101	427,339
Nuveen Senior Income Fund		108,680	733,590
SPDR Barclays Capital High Yield Bond ETF		110,535	4,359,500
Voya Prime Rate Trust		90,971	512,167
Wells Fargo Advantage Income Opportunities Fund		86,907	776,080
Wells Fargo Advantage Multi-Sector Income Fund		38,812	527,455
Total Investment Companies — 18.1%			19,191,194

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.9%
Alternative Loan Trust:
Series 2005-16, Class A1, 1.77%, 6/25/35 (a)		165	147,925
Series 2005-72, Class A3, 0.48%, 1/25/36 (a)		240	192,599
Series 2005-R2, Class 1AF1, 0.52%, 6/25/35 (a)(b)		182	159,585
Series 2006-OA6, Class 1A2, 0.38%, 7/25/46 (a)		234	200,743
Series 2006-OA14, Class 1A1, 1.86%, 11/25/46 (a)		208	176,387

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 0.90%, 4/25/47 (a)	USD	198	$169,050
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.45%, 2/25/36 (a)		224	179,656
Series 2006-AR1, Class 2A1, 0.41%, 2/25/36 (a)		250	213,022
Series 2006-AR3, Class 11A1, 0.38%, 4/25/36 (a)		314	227,523
Series 2006-AR6, Class 1A3, 0.37%, 7/25/46 (a)		252	161,940
Series 2006-AR6, Class 2A1, 0.36%, 7/25/46 (a)		191	151,467

			1,979,897
Commercial Mortgage-Backed Securities — 1.7%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ, 5.74%, 6/10/49 (a)		150	156,792
Carefree Portfolio Trust, Series 2014-CARE, Class D, 3.42%, 11/15/29 (a)(b)		150	150,504
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.42%, 12/15/27 (a)(b)		150	150,255
Commercial Mortgage Trust:
Series 2013-FL3, Class RGC2, 4.50%, 10/13/28 (a)(b)		150	150,053
Series 2014-FL5, Class D, 4.18%, 10/15/16 (a)(b)		150	138,281
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34		150	141,870
CSMC Trust, Series 2014-TIKI, Class F, 4.00%, 9/15/38		150	149,638
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class GFX, 3.49%, 12/15/19		150	134,589
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		150	153,462
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (a)		150	151,234
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		150	156,215
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		150	147,697

			1,780,590
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.49%, 2/10/47 (a)		2,082	138,855
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.37%, 4/10/47 (a)		1,920	142,044

			280,899
Total Non-Agency Mortgage-Backed Securities — 3.8%			4,041,386

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 1.9%
Bank of America Corp.:
6.25%		375	384,141
6.50% (a)(d)		550	584,375

BLACKROCK FUNDS II	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Banks (concluded)
Citigroup, Inc., 6.30% (a)(d)	USD	375	$379,425
Credit Agricole SA, 7.88% (a)(b)(d)		275	294,065
Industrial & Commercial Bank of China Ltd., 6.00% (a)(d)		200	209,500
JPMorgan Chase Capital XXIII, 1.26%, 5/15/47 (a)		20	16,125
Wells Fargo & Co., 5.88% (a)(d)		95	100,819

			1,968,450
Capital Markets — 1.4%
The Bank of New York Mellon Corp., 4.50% (a)(d)		375	359,063
Credit Suisse Group AG:
6.25%		300	297,000
7.50% (a)(b)(d)		300	321,000
Morgan Stanley, 5.45% (a)(d)		450	453,375

			1,430,438
Consumer Finance — 0.4%
American Express Co., 5.20% (a)(d)		450	455,625
Diversified Financial Services — 1.2%
JPMorgan Chase & Co.:
6.75%		250	273,075
7.90% (a)(d)		450	479,250
Société Générale SA, 7.88% (a)(b)(d)		550	570,625

			1,322,950
Electric Utilities — 0.3%
Electricite de France SA, 5.25% (a)(b)(d)		275	288,063
Insurance — 2.6%
The Allstate Corp., 6.50%, 5/15/67		125	145,563
AXA SA, 6.38% (a)(b)(d)		150	168,187
Liberty Mutual Group, Inc.:
7.00%, 3/15/67		125	128,906
7.80%, 3/07/87 (b)		430	528,943
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		275	364,375
Nationwide Financial Services, Inc., 6.75%, 5/15/67		175	186,375
Prudential Financial, Inc., 5.63%, 6/15/43 (a)		375	400,313
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)		575	552,000
XL Group PLC, 6.50% (d)		285	250,800

			2,725,462
Oil, Gas & Consumable Fuels — 0.5%
The Williams Cos., Inc., 4.55%, 6/24/24		575	565,236
Total Capital Trusts — 8.3%			8,756,224

Preferred Securities	Shares	Value
Preferred Stocks
Banks — 0.4%
BB&T Corp., 5.85%	6,000	$151,800
Regions Financial Corp., 6.38% (d)	6,000	157,200
Wells Fargo & Co., 5.85% (a)(d)	6,000	157,860

		466,860
Capital Markets — 0.3%
The Goldman Sachs Group, Inc., 6.38% (d)	6,000	157,200
State Street Corp., 5.90% (d)	6,000	161,580

		318,780
Electric Utilities — 0.6%
DTE Energy Co., 5.25%, 12/01/62	6,000	150,420
Entergy Texas, Inc., 5.62%	6,000	156,660
SCE Trust I, 5.62% (d)	6,000	151,440
SCE Trust III, 5.75% (d)	6,000	162,900

		621,420
Insurance — 0.1%
The Allstate Corp., 5.10%, 1/15/53	6,000	156,900
Real Estate Investment Trusts (REITs) — 0.3%
DDR Corp., 6.25% (d)	6,000	153,480
Public Storage, 5.20% (d)	6,000	144,600

		298,080
Total Preferred Stocks — 1.7%		1,862,040

Total Preferred Securities — 10.0%		10,618,264
Total Long-Term Investments (Cost — $113,713,000) — 107.1%		113,469,975

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (f)(g)	3,766,843	3,766,843

Options Purchased
(Cost — $105,132) — 0.1%		80,270
Total Investments (Cost — $117,584,975) — 110.7%		$117,317,088
Liabilities in Excess of Other Assets — (10.7)%		(11,334,114)

Net Assets — 100.0%		$105,982,974

Notes to Schedule of Investments

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$117,584,975

Gross unrealized appreciation	$753,390
Gross unrealized depreciation	(1,021,277)

Net unrealized appreciation	$(267,887)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Par is less than $500.

8	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

(f)	During the period ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at April 30, 2015	Value at April 30, 2015	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	3,766,843	[1]	—	3,766,843	$3,766,843	$12,621	—
BlackRock Liquidity Series, LLC, Money Market Series	—		—	—	—	$43	—
BlackRock Floating Rate Income Portfolio, Institutional Class	407,989		—	407,989	$4,226,768	—	—
iShares Emerging Markets Dividend ETF	33,882		33,882	—	—	$1,780	$(74,218)
iShares iBoxx $ High Yield Corporate Bond ETF	40,606		29,187	11,419	$1,039,015	$29,144	$(44,238)

[1]	Represents net shares purchased.

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
123	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	12,785,235	54,125
372	Euro STOXX 50 Futures	Eurex	June 2015	USD	14,903,558	(209,015)
20	Mini MSCI Emerging Markets Futures	Chicago Mercantile	June 2015	USD	1,038,700	(13,059)
5	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	822,500	(18,594)
(15)	Euro Currency Futures	Chicago Mercantile	June 2015	USD	2,112,375	(106,577)
(9)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	1,155,375	5,582
Total						$(287,538)

•	As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	36,911	MXN	569,155	JPMorgan Chase Bank N.A.	7/22/15	$35
USD	156,281	MXN	2,409,789	JPMorgan Chase Bank N.A.	7/22/15	149
Total						$184

•	As of April 30, 2015, exchange-traded options were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
S&P 500 Index	Call	USD	2,200.00	9/18/15	46	$80,270

•	As of April 30, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20		USD	565	$1,780

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

BLACKROCK FUNDS II	APRIL 30, 2015	9

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$8,869,292	$3,910,251	$12,779,543
Common Stocks[1]	$7,953,276	3,066,605	—	11,019,881
Corporate Bonds	—	16,612,991	—	16,612,991
Equity-Linked Notes[1]	—	38,410,216	—	38,410,216
Foreign Government Obligations	—	796,500	—	796,500
Investment Companies	19,191,194	—	—	19,191,194
Non-Agency Mortgage-Backed Securities	—	3,899,516	141,870	4,041,386
Preferred Securities[1]	1,862,040	8,756,224	—	10,618,264
Options Purchased:
Equity Contracts	80,270	—	—	80,270
Short-Term Securities	3,766,843	—	—	3,766,843

Total	$32,853,623	$80,411,344	$4,052,121	$117,317,088

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$1,780	—	$1,780
Equity contracts	$54,125	—	—	54,125
Foreign currency exchange contracts	—	184	—	184
Interest rate contracts	5,582	—	—	5,582
Liabilities:
Equity contracts	(222,074)	—	—	(222,074)
Foreign currency exchange contracts	(106,577)	—	—	(106,577)
Interest rate contracts	(18,594)	—	—	(18,594)

Total	$(287,538)	$1,964	—	$(285,574)

[2]    Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for centrally cleared swaps	$40,000	—	—	$40,000
Cash pledged for financial futures contracts	1,804,000	—	—	1,804,000
Foreign currency at value	14,042	—	—	14,042
Liabilities:
Bank overdraft	—	$(512,364)	—	(512,364)

Total	$1,858,042	$(512,364)	—	$1,345,678

10	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non- Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2014	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	$72	$26	$98
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	(14,821)	(32)	(14,853)
Purchases	3,925,000	141,876	4,066,876
Sales	—	—	—
Closing Balance, as of April 30, 2015	$3,910,251	$141,870	$4,052,121

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2015	$(14,821)	$(32)	$(14,853)

[1]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	APRIL 30, 2015	11

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2015-1A, Class A1 1.67%, 4/18/27 (a)(b)	USD	2,400	$2,395,200
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D 0.44%, 7/25/36 (b)		4,000	2,284,215
Adirondack Park CLO Ltd., Series 2013-1A, Class D 3.93%, 4/15/24 (a)(b)		2,500	2,450,666
ALM II Ltd., Series 2015-12A, Class B 3.53%, 4/16/27 (a)(b)		1,000	1,000,000
ALM V Ltd.:
Series 2012-5A, Class A1R, 1.49%, 2/13/23 (a)(b)		2,500	2,497,025
Series 2012-5A, Class C, 4.76%, 2/13/23 (a)(b)		2,500	2,500,028
Series 2012-5A, Class D, 5.76%, 2/13/23 (a)(b)		5,345	5,320,436
ALM VII Ltd., Series 2012-7A, Class C 4.78%, 10/19/24 (a)(b)		1,000	1,000,183
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.73%, 4/24/24 (a)(b)		2,500	2,447,932
Series 2013-7RA, Class D, 5.28%, 4/24/24 (a)(b)		2,000	1,906,927
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2 2.13%, 4/24/24 (a)(b)		7,750	7,730,000
ALM VIII Ltd.:
Series 2013-8A, Class C, 3.48%, 1/20/26 (a)(b)		3,200	3,049,228
Series 2013-8A, Class D, 4.78%, 1/20/26 (a)(b)		2,000	1,780,395
ALM X Ltd., Series 2013-10A, Class A2 2.28%, 1/15/25 (a)(b)		1,500	1,491,904
ALM XIV Ltd.:
Series 2014-14A, Class A1, 1.69%, 7/28/26 (a)(b)		4,500	4,483,937
Series 2014-14A, Class D, 5.13%, 7/28/26 (a)(b)		2,000	1,812,043
American Homes 4 Rent, Series 2014-SFR1, Class A 1.25%, 6/17/31 (a)(b)		1,113	1,106,892
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19		1,750	1,756,771
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,201,172
Series 2013-4, Class B, 1.66%, 9/10/18		1,000	1,007,427
Series 2013-4, Class C, 2.72%, 9/09/19		900	921,737
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,003,976
AMMC CLO Ltd., Series 2014-15A, Class C1 3.70%, 12/09/26 (a)(b)		1,000	1,000,000
Anchorage Capital CLO Ltd.:
Series 2015-6A, Class A1, 1.82%, 4/15/27 (a)(b)		11,750	11,713,575
Series 2015-6A, Class B, 2.33%, 4/15/27 (a)(b)		3,750	3,679,875
Series 2015-6A, Class C, 3.13%, 4/15/27 (a)(b)		1,000	977,300
Apidos CDO:
Series 2012-9AR, Class BR, 2.13%, 7/15/23 (a)(b)		1,500	1,500,000
Series 2012-9AR, Class CR, 3.18%, 7/15/23 (a)(b)		2,250	2,250,000
Apidos CLO XI, Series 2012-11A, Class D 4.52%, 1/17/23 (a)(b)		1,600	1,600,277
Apidos CLO XII, Series 2013-12A, Class D 3.33%, 4/15/25 (a)(b)		1,500	1,420,319
Ares XXVIII CLO Ltd., Series 2013-3A, Class D 3.77%, 10/17/24 (a)(b)		3,500	3,386,071
Ares XXXII CLO Ltd.:
Series 2014-32A, Class A2, 2.55%, 11/15/25 (a)(b)		2,500	2,501,103

Asset-Backed Securities		Par (000)	Value
Series 2014-32A, Class B, 3.50%, 11/15/25 (a)(b)	USD	1,500	$1,501,098
ARI Fleet Lease Trust, Series 2012-B, Class A 0.48%, 1/15/21 (a)(b)		1,974	1,970,669
Asset Backed European Securitisation Transaction Ten Srl, Series 10, Class A 0.58%, 12/10/28	EUR	188	210,951
Atrium X, Series -10A, Class D 3.78%, 7/16/25 (a)(b)	USD	1,000	971,200
Avalon IV Capital Ltd., Series 2012-1AR, Class CR 3.12%, 4/17/23 (a)(b)		1,000	997,658
Battalion CLO IV Ltd., Series 2013-4A, Class C 3.63%, 10/22/25 (a)(b)		2,500	2,371,148
Battalion CLO VII Ltd., Series 2014-7A, Class A2 2.82%, 10/17/26 (a)(b)		3,000	3,017,844
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 0.34%, 9/25/36 (b)		2,707	2,182,977
Series 2006-HE9, Class 3A, 0.32%, 11/25/36 (b)		28,034	23,875,822
Series 2007-HE1, Class 21A2, 0.34%, 1/25/37 (b)		3,018	2,720,634
Series 2007-HE2, Class 22A, 0.32%, 3/25/37 (b)		7,416	5,908,583
Series 2007-HE3, Class 2A, 0.32%, 4/25/37 (b)		12,493	9,647,659
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 1.90%, 4/25/34 (b)		5,709	5,210,827
Series 2006-1, Class M1, 0.67%, 2/25/36 (b)		3,300	3,117,131
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C 3.78%, 7/15/24 (a)(b)		1,000	955,165
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class B, 3.08%, 7/20/26 (a)(b)		2,000	1,955,000
Series 2014-IVA, Class C, 3.78%, 7/20/26 (a)(b)		500	477,944
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C 4.78%, 10/15/23 (a)(b)		2,750	2,762,395
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E 5.43%, 10/20/26 (a)(b)		2,000	1,814,170
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.40%, 4/18/27 (a)(b)		7,000	6,956,600
Series 2015-VIA, Class B, 3.20%, 4/18/27 (a)(b)		1,500	1,480,800
Betony CLO Ltd., Series 2015-1A, Class C, 3.46%, 3/06/27 (a)		1,000	997,500
BlueMountain CLO Ltd.:
Series 2014-1A, Class C, 3.00%, 4/30/26 (a)(b)		1,500	1,468,846
Series 2015-1A, Class B, 3.41%, 4/13/27 (a)(b)		1,000	996,250
Brookside Mill CLO Ltd., Series 2013-1A, Class D 3.32%, 4/17/25 (a)(b)		1,000	927,508
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1 2.26%, 3/15/23		1,770	1,787,610
Canyon Capital CLO Ltd.:
Series 2015-1A, Class B, 2.47%, 4/15/27 (a)(b)		4,750	4,666,875
Series 2015-1A, Class C, 3.42%, 4/15/27 (a)(b)		1,250	1,237,500
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A 1.48%, 7/15/20		4,105	4,132,249

12	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Carlyle Global Market Strategies, Series 2015-2A, Class A1 1.74%, 4/27/27 (a)(b)	USD	6,000	$6,000,000
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.78%, 1/20/25 (a)(b)		600	600,832
Series 2013-1A, Class C, 4.26%, 2/14/25 (a)(b)		2,000	1,999,970
Series 2013-2A, Class D, 4.03%, 4/18/25 (a)(b)		2,250	2,218,524
Series 2015-1A, Class C, 3.41%, 4/20/27 (a)(b)		1,000	996,887
Carmax Auto Owner Trust, Series 2015-1, Class A3 1.38%, 11/15/19		3,540	3,552,135
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3 0.33%, 1/25/37 (b)		4,000	2,480,096
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1 4.05%, 3/25/37 (b)(c)		8,923	5,459,008
Central Park CLO Ltd., Series 2011-1A, Class D 3.48%, 7/23/22 (a)(b)		2,750	2,747,007
CFIP CLO Ltd., Series 2013-1A, Class D 4.03%, 4/20/24 (a)(b)		1,500	1,443,735
Chase Issuance Trust:
Series 2007-A3, Class A3, 5.23%, 4/15/19		5,000	5,372,475
Series 2012-A4, Class A4, 1.58%, 8/16/21		2,715	2,694,304
Series 2015-A2, Class A, 1.59%, 2/18/20		5,085	5,123,483
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4 1.76%, 12/16/19 (a)		1,990	2,002,774
CIFC Funding Ltd., Series 2015-1A, Class B 2.47%, 1/22/27 (a)(b)		2,750	2,748,313
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.41%, 8/14/24 (a)(b)		1,750	1,750,702
Series 2012-2X, Class B1L, 4.48%, 12/05/24		2,000	2,003,098
Series 2013-2A, Class B1L, 3.88%, 4/21/25 (a)(b)		1,000	973,758
Series 2014-5A, Class A1, 1.82%, 1/17/27 (a)(b)		4,500	4,505,827
Series 2014-5A, Class C, 3.59%, 1/17/27 (a)(b)		2,000	2,001,474
Series 2015-1A, Class A1, 1.79%, 1/22/27 (a)(b)		5,000	4,991,894
Series 2015-1A, Class C, 3.27%, 1/22/27 (a)(b)		1,500	1,479,170
Series 2015-2A, Class A, 1.75%, 4/15/27 (a)(b)		2,750	2,743,125
CNH Equipment Trust, Series 2014-A, Class A4 1.50%, 5/15/20		4,020	4,033,833
Countrywide Asset-Backed Certificates:
Series 2006-12, Class 2A2, 0.33%, 12/25/36 (b)		1,141	1,063,462
Series 2006-19, Class 2A2, 0.34%, 3/25/37 (b)		5,515	5,040,272
Series 2006-BC5, Class 2A3, 0.35%, 3/25/37		6,192	6,075,986
Series 2007-13, Class 1A, 1.02%, 10/25/47 (b)		14,892	12,468,124
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A 1.50%, 4/15/21 (a)		2,740	2,747,683
CWABS Asset-Backed Certificates Trust, Series 2006-14, Class 2A2 0.33%, 2/25/37 (b)		8,803	8,269,434

Asset-Backed Securities		Par (000)	Value
Discover Card Execution Note Trust:
Series 2007-A1, Class A1, 5.65%, 3/16/20	USD	1,480	$1,634,120
Series 2015-A2, Class A, 1.87%, 10/17/22		5,270	5,268,419
Driver UK SA, Series -2, Class B 1.40%, 1/25/23 (b)	GBP	500	766,833
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 2.62%, 11/09/25 (a)(b)	USD	2,000	2,005,000
Series 2014-36A, Class C, 3.32%, 11/09/25 (a)(b)		2,750	2,743,125
Eaton Vance CLO Ltd., Series 2013-1A, Class A2 2.06%, 11/13/24 (a)(b)		3,500	3,453,796
Figueroa CLO Ltd., Series 2013-1A, Class C 3.91%, 3/21/24 (a)(b)		5,900	5,702,940
Flatiron CLO Ltd., Series 2012-1A, Class C 4.78%, 10/25/24 (a)(b)		725	725,735
Ford Credit Auto Owner Trust, Series 2014-C, Class A3 1.06%, 5/15/19		3,020	3,023,787
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class A, 1.92%, 1/15/19		2,460	2,497,345
Series 2013-5, Class A1, 1.50%, 9/15/18		3,595	3,620,399
Series 2014-1, Class A1, 1.20%, 2/15/19		2,505	2,510,529
Series 2015-1, Class A1, 1.42%, 1/15/20		3,765	3,765,633
Galaxy XIV CLO Ltd., Series 2012-14A, Class D 4.66%, 11/15/24 (a)(b)		4,365	4,365,224
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D 3.58%, 4/25/25 (a)(b)		1,500	1,446,549
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class B 2.51%, 4/18/27 (a)(b)		5,750	5,761,500
Gosforth Funding PLC, Series 2014-1, Class A2, 1.15%, 10/19/56 (b)(c)	GBP	315	485,881
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR 5.77%, 7/17/23 (a)(b)	USD	1,000	986,954
GSAA Home Equity Trust:
Series 2005-10, Class M4, 0.83%, 6/25/35 (b)		3,250	2,966,603
Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		5,276	2,940,366
Series 2006-4, Class 4A3, 5.06%, 3/25/36 (b)		8,041	4,892,831
GSAMP Trust:
Series 2006-HE6, Class A4, 0.42%, 8/25/36 (b)		3,258	2,513,420
Series 2006-NC1, Class A3, 0.47%, 2/25/36 (b)		8,500	7,369,763
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C 3.78%, 4/15/25 (a)(b)		2,750	2,557,500
Highbridge Loan Management Ltd.:
Series 4A-2014, Class B, 3.26%, 7/28/25 (a)(b)		1,750	1,717,934
Series 5A-2015, Class B1, 2.61%, 1/29/26 (a)(b)		7,000	7,000,000
Series 5A-2015, Class C1, 3.46%, 1/29/26 (a)(b)		6,000	5,940,000
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2005-C, Class M1, 0.66%, 10/25/35 (b)		8,000	7,111,784
Series 2006-A, Class A4, 0.48%, 3/25/36 (b)		3,263	2,096,987
ING Investment Management CLO Ltd.:

BLACKROCK FUNDS II	APRIL 30, 2015	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2012-1RA, Class CR, 3.97%, 3/14/22 (a)(b)	USD	3,000	$3,007,467
Series 2013-2A, Class A1, 1.43%, 4/25/25 (a)(b)		3,500	3,454,978
Series 2013-2A, Class C, 3.78%, 4/25/25 (a)(b)		1,000	968,891
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.40%, 12/17/30 (a)(b)		1,974	1,973,993
Series 2014-SFR3, Class E, 4.68%, 12/17/31 (a)(b)		8,850	9,110,553
Jamestown CLO I Ltd., Series 2012-1A, Class C 4.26%, 11/05/24 (a)(b)		2,300	2,300,000
JFIN CLO Ltd, Series 2014-1A, Class E 5.28%, 4/20/25 (a)(b)		2,000	1,809,101
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A5, 0.44%, 4/25/36 (b)		8,000	6,905,440
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		5,977	3,680,826
LCM XVIII LP, Series -18A, Class C1 3.45%, 4/20/27 (a)(b)		1,500	1,500,000
Lehman XS Trust, Series 2007-1, Class 2A1 5.54%, 2/25/37 (b)		3,770	3,513,185
Madison Park Funding XI Ltd., Series 2013-11A, Class D 3.78%, 10/23/25 (a)(b)		5,000	4,853,865
Madison Park Funding XIII Ltd., Series 2014-13A, Class C 3.03%, 1/19/25 (a)(b)		1,000	988,333
Madison Park Funding XV Ltd., Series 2014-15A, Class B1 3.46%, 1/27/26 (a)(b)		1,450	1,454,271
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.50%, 4/20/26 (a)(b)		4,750	4,750,000
Series 2015-16A, Class B, 3.30%, 4/20/26 (a)(b)		1,000	990,100
Marea CLO Ltd., Series 2012-1X, Class D, 4.83%, 10/16/23 (b)		1,500	1,503,967
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4 0.46%, 2/25/36 (b)		9,000	8,189,298
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3 5.92%, 9/25/46 (b)(c)		942	569,870
Muir Woods CLO Ltd., Series 2012-1A, Class B 2.84%, 9/14/23 (a)(b)		2,000	2,000,299
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D 3.53%, 10/15/25 (a)(b)		2,500	2,369,478
Neuberger Berman CLO XVII Ltd., Series 2014-18A, Class B 3.38%, 11/14/25 (a)(b)		3,000	3,000,900
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3 1.11%, 5/15/19		2,430	2,436,969
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2 1.44%, 1/15/20		2,770	2,772,740
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C 5.28%, 4/16/21 (a)(b)		4,000	4,013,179
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 2.60%, 11/15/25 (a)(b)		7,000	7,000,001
Series 2014-A2, Class C, 3.50%, 11/15/25 (a)(b)		4,000	3,999,977
Series 2015-B1A, Class A, 1.91%, 2/15/26 (a)(b)		14,625	14,625,000
Series 2015-B1A, Class B, 2.66%, 2/15/26 (a)(b)		4,900	4,885,104
Series 2015-B1A, Class C, 3.46%, 2/15/26 (a)(b)		1,500	1,476,360

Asset-Backed Securities		Par (000)	Value
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4 7.09%, 6/15/32 (b)	USD	167	$179,617
OCP CLO Ltd.:
Series 2015-8A, Class A1, 1.80%, 4/17/27 (a)(b)		4,750	4,745,250
Series 2015-8A, Class A2A, 2.37%, 4/17/27 (a)(b)		5,250	5,216,925
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C 4.28%, 1/15/24 (a)(b)		2,000	1,983,130
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D 3.83%, 1/19/25 (a)(b)		4,000	3,877,529
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D 3.62%, 7/17/25 (a)(b)		500	475,141
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D 3.46%, 10/25/25 (a)(b)		1,000	944,112
Octagon Investment Partners XX Ltd., Series 2014-1A, Class A 1.70%, 8/12/26 (a)(b)		5,500	5,487,312
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class B2, 2.58%, 11/22/25 (a)(b)		5,500	5,501,815
Series 2014-1A, Class C1, 3.53%, 11/22/25 (a)(b)		2,000	2,002,545
OHA Credit Partners VI Ltd., Series 2012-6A, Class B1 2.66%, 5/15/23 (a)(b)		3,000	3,013,512
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR 1.20%, 4/20/21 (a)(b)		1,079	1,074,452
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		3,990	3,988,005
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		3,990	3,999,097
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		3,475	3,504,537
OZLM Funding III Ltd., Series 2013-3A, Class C 4.18%, 1/22/25 (a)(b)		3,500	3,480,642
OZLM Funding IV Ltd., Series 2013-4A, Class C 3.78%, 7/22/25 (a)(b)		1,250	1,192,464
OZLM Funding Ltd.:
Series 2012-1A, Class B, 4.03%, 7/22/23 (a)(b)		2,000	2,002,982
Series 2012-2A, Class B, 3.50%, 10/30/23 (a)(b)		1,000	1,000,114
OZLM IX Ltd., Series 2014-9A, Class B 3.58%, 1/20/27 (a)(b)		1,000	1,001,267
OZLM VII Ltd., Series 2014-7A, Class A2A 2.32%, 7/17/26 (a)(b)		1,600	1,586,530
OZLM XI Ltd.:
Series 2015-11A, Class A1A, 1.82%, 1/30/27 (a)(b)		15,000	14,999,362
Series 2015-11A, Class B, 3.27%, 1/30/27 (a)(b)		1,000	993,498
OZLM XII Ltd.:
Series 2015-12A, Class A1, 1.73%, 4/30/27 (a)(b)		2,750	2,742,025
Series 2015-12A, Class A2, 2.28%, 4/30/27 (a)(b)		3,750	3,736,875
Palmer Square CLO Ltd.:
Series 2014-1A, Class B, 2.82%, 10/17/22 (a)(b)		2,000	1,961,011
Series 2014-1A, Class C, 4.12%, 10/17/22 (a)(b)		1,250	1,244,100

14	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Prestige Auto Receivables Trust, Series 2013-1A, Class B 1.74%, 5/15/19 (a)	USD	2,500	$2,511,583
Race Point V CLO Ltd., Series 2011-5AR, Class ER 6.23%, 12/15/22 (a)(b)		1,500	1,513,636
Race Point VII CLO Ltd., Series 2012-7A, Class D 4.48%, 11/08/24 (a)(b)		3,000	3,015,894
Race Point VIII CLO Ltd., Series 2013-8A, Class A 1.48%, 2/20/25 (a)(b)		3,500	3,469,375
Regatta Funding LP, Series 2013-2A, Class C 4.28%, 1/15/25 (a)(b)		1,750	1,716,193
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,556,265
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		4,980	4,994,258
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	1,004,596
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		2,150	2,197,466
Series 2014-1, Class B, 1.59%, 10/15/18		2,250	2,256,775
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,018,620
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		1,694	1,699,472
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3C 0.32%, 10/25/36 (b)		5,100	2,604,142
Sheridan Square CLO Ltd., Series 2013-1A, Class A1 1.30%, 4/15/25 (a)(b)		6,700	6,591,049
Silvermore CLO Ltd., Series 2014-1A, Class A1 1.71%, 5/15/26 (a)(b)		2,000	1,982,340
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2 0.41%, 3/15/23 (b)		1,058	1,050,835
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,350	1,422,163
Series 2012-A, Class A1, 1.58%, 8/15/25 (a)(b)		1,288	1,299,791
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		2,810	2,921,121
Series 2012-E, Class A1, 0.90%, 10/16/23 (a)(b)		1,079	1,081,584
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,084,022
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	523,415
Series 2013-B, Class A1, 0.80%, 7/15/22 (a)(b)		1,653	1,655,889
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	811,975
Series 2013-B, Class A2B, 1.28%, 6/17/30 (a)(b)		1,455	1,470,052
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 3.02%, 10/25/27 (a)		1,375	1,407,786
Sound Point CLO I Ltd., Series 2012-1A, Class C 3.56%, 10/20/23 (a)(b)		1,000	1,000,192
Sound Point CLO Ltd., Series 2015-1A, Class C, 3.26%, 4/16/27 (a)		1,000	980,209
Sound Point CLO VII Ltd., Series 2014-3A, Class A 1.73%, 1/23/27 (a)(b)		4,250	4,237,250
Soundview Home Loan Trust:
Series 2006-EQ1, Class A4, 0.42%, 10/25/36 (b)		10,000	6,887,640
Series 2007-NS1, Class A4, 0.48%, 1/25/37 (b)		35,445	23,275,668
Symphony CLO Ltd.:
Series 2012-10AR, Class AR, 1.54%, 7/23/23 (a)(b)		1,000	1,000,000

Asset-Backed Securities		Par (000)	Value
Series 2012-10AR, Class CR, 3.12%, 7/23/23 (a)(b)	USD	2,500	$2,500,000
Symphony CLO VII Ltd., Series 2011-7A, Class E 3.86%, 7/28/21 (a)(b)		1,250	1,238,893
Symphony CLO XII Ltd., Series 2013-12A, Class A 1.58%, 10/15/25 (a)(b)		1,500	1,487,245
Symphony CLO XV Ltd., Series 2014-15A, Class A 1.65%, 10/17/26 (a)(b)		15,000	14,950,592
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A 1.61%, 11/16/20		3,140	3,148,980
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series -2, Class SNR 2.98%, 2/16/18	EUR	300	342,493
TICP CLO I Ltd., Series 2014-1A, Class A1 1.76%, 4/26/26 (a)(b)	USD	2,000	1,995,642
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.82%, 1/20/27 (a)(b)		4,000	3,997,979
Series 2014-3A, Class B1, 2.63%, 1/20/27 (a)(b)		5,000	5,006,079
Series 2014-3A, Class C1, 3.25%, 1/20/27		1,500	1,526,459
TICP CLO Ltd., Series 2015-1A, Class A, 1.88%, 7/20/27 (a)(b)		2,250	2,244,150
Tyron Park CLO Ltd., Series 2013-1A, Class C 3.75%, 7/15/25 (a)(b)		1,250	1,210,576
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 1.84%, 1/15/27 (a)(b)		2,350	2,355,340
Series 2014-19A, Class B, 2.69%, 1/15/27 (a)(b)		2,000	1,999,530
Series 2014-19A, Class C, 3.54%, 1/15/27 (a)(b)		3,000	3,000,000
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.38%, 4/15/27 (a)(b)		6,500	6,419,400
Series 2015-20A, Class C, 3.43%, 4/15/27 (a)(b)		1,100	1,092,630
Voya CLO Ltd.:
Series 2012-2AR, Class BR, 2.22%, 10/15/22 (a)(b)		11,750	11,750,000
Series 2012-2AR, Class CR, 3.22%, 10/15/22 (a)(b)		2,500	2,500,000
Series 2012-3AR, Class AR, 1.61%, 10/15/22 (a)(b)		1,000	999,076
Series 2014-4A, Class A1, 1.73%, 10/14/26 (a)(b)		5,000	4,995,272
Series 2014-4A, Class A2A, 2.63%, 10/14/26 (a)(b)		2,000	2,003,573
Series 2014-4A, Class B, 3.58%, 10/14/26 (a)(b)		1,800	1,805,561
Series 2015-1A, Class A2, 2.36%, 4/18/27 (a)(b)		5,750	5,744,250
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A5 0.42%, 5/25/47 (b)		9,449	6,625,842
World Financial Network Credit Card Master Trust, Series 2014-C, Class A 1.54%, 8/15/21		2,505	2,511,688
Ziggurat CLO I Ltd.:
Series 2014-1A, Class A1, 1.86%, 10/17/26 (a)(b)		4,000	4,005,600
Series 2014-1A, Class B1, 2.38%, 10/17/26 (a)(b)		2,000	1,982,400
Total Asset-Backed Securities — 6.6%			769,674,069

BLACKROCK FUNDS II	APRIL 30, 2015	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.2%
L-3 Communications Holdings, Inc.	2,403	$276,129
Lockheed Martin Corp.	7,630	1,423,758
Northrop Grumman Corp.	48,037	7,399,619
Raytheon Co.	8,761	911,144
United Technologies Corp.	102,765	11,689,519

		21,700,169
Air Freight & Logistics — 0.3%
Deutsche Post AG, Registered Shares	517,864	17,052,374
United Parcel Service, Inc., Class B	149,098	14,988,822

		32,041,196
Airlines — 0.0%
Ana Holdings, Inc.	8,000	22,118
Deutsche Lufthansa AG	67,235	927,282
Japan Airlines Co. Ltd.	62,100	2,070,550

		3,019,950
Auto Components — 0.0%
Cheng Shin Rubber Industry Co. Ltd.	161,000	385,311
The Yokohama Rubber Co. Ltd.	69,000	742,480

		1,127,791
Automobiles — 0.0%
China Motor Corp.	269,000	228,143
Fiat Chrysler Automobiles NV	24,688	367,640
Hero MotoCorp Ltd.	54,799	2,007,223
Honda Motor Co. Ltd.	3,000	100,576
Toyota Motor Corp.	4,300	299,319

		3,002,901
Banks — 1.5%
Banco de Chile	41,961,945	4,822,897
Bank Central Asia Tbk PT	2,711,466	2,807,471
Bank Mandiri Persero Tbk PT	2,922,256	2,403,676
Bank of China Ltd., H Shares	7,377,000	5,054,746
BOC Hong Kong Holdings Ltd.	202,500	785,441
China CITIC Bank Corp. Ltd., H Shares	316,000	286,565
China Construction Bank Corp., H Shares	13,545,000	13,148,602
Chongqing Rural Commercial Bank Co. Ltd., H Shares	218,000	194,459
Credicorp Ltd.	23,650	3,607,808
DBS Group Holdings Ltd.	816,500	12,974,495
First Financial Holding Co. Ltd.	1,398,000	878,897
Hang Seng Bank Ltd.	3,000	58,446
HSBC Holdings PLC	843,652	8,397,593
Industrial & Commercial Bank of China Ltd., H Shares	20,949,000	18,172,438
Intesa Sanpaolo SpA	1,862,137	5,667,741
Itau UniBanco Holding SA — ADR, Preference Shares	1,024,864	13,138,750
Kasikornbank Pcl — NVDR	1,096,333	7,334,751
Komercni Banka AS	10,614	2,366,994
M&T Bank Corp.	105,528	12,628,536
Mizuho Financial Group, Inc.	1,664,100	3,172,242
National Bank of Canada	209,342	8,458,701
Nordea Bank AB	1,207,085	15,336,196
Powszechna Kasa Oszczednosci Bank Polski SA	180,387	1,803,950
Resona Holdings, Inc.	3,500	18,662
Siam Commercial Bank Pcl — NVDR	561,400	2,701,278
Svenska Handelsbanken AB, A Shares	234,827	10,839,372
U.S. Bancorp.	281,402	12,063,704
Wells Fargo & Co.	114,617	6,315,397

		175,439,808
Beverages — 0.9%
Ambev SA	6,300	39,645

Common Stocks	Shares	Value
Beverages (concluded)
Anheuser-Busch InBev NV	125,471	$15,275,903
The Coca-Cola Co.	793,933	32,201,922
Diageo PLC	1,098,007	30,483,086
Dr Pepper Snapple Group, Inc.	12,234	912,412
Fomento Economico Mexicano SAB de CV — ADR	45,923	4,155,572
Molson Coors Brewing Co., Class B	4,322	317,710
PepsiCo, Inc.	212,207	20,185,130
Suntory Beverage & Food Ltd.	600	25,518

		103,596,898
Building Products — 0.0%
Asahi Glass Co. Ltd.	25,000	168,249
Assa Abloy AB, Class B	85,210	4,943,357

		5,111,606
Capital Markets — 0.1%
BlackRock, Inc.	3,756	1,366,959
CETIP SA — Mercados Organizados	275,014	3,132,638
Invesco Ltd.	12,283	508,762
Jupiter Fund Management PLC	992,339	6,533,754
Northern Trust Corp.	6,381	466,770

		12,008,883
Chemicals — 0.4%
Air Products & Chemicals, Inc.	6,072	870,907
Asahi Kasei Corp.	58,000	546,165
CF Industries Holdings, Inc.	7,861	2,259,802
The Dow Chemical Co.	33,460	1,706,460
E.I. du Pont de Nemours & Co.	25,742	1,884,314
Givaudan SA, Registered Shares	11,293	21,131,176
LyondellBasell Industries NV, Class A	12,092	1,251,764
Mitsubishi Gas Chemical Co., Inc.	30,000	167,633
Syngenta AG, Registered Shares	42,802	14,322,825

		44,141,046
Commercial Services & Supplies — 0.0%
Cleanaway Co. Ltd.	349,000	2,162,490
Park24 Co. Ltd.	44,000	878,789
Republic Services, Inc.	8,054	327,234

		3,368,513
Communications Equipment — 0.0%
Cisco Systems, Inc.	145,312	4,189,345
Harris Corp.	2,982	239,276

		4,428,621
Construction & Engineering — 0.1%
CTCI Corp.	106,000	186,377
Vinci SA	132,641	8,135,509

		8,321,886
Construction Materials — 0.0%
Asia Cement Corp.	173,000	218,759
China National Building Material Co. Ltd., H Shares	564,000	684,098
China Resources Cement Holdings Ltd.	696,000	442,339
PPC Ltd.	12,336	17,649
Siam City Cement Pcl — NVDR	142,721	1,585,429
Taiwan Cement Corp.	1,720,000	2,442,685

		5,390,959
Containers & Packaging — 0.0%
MeadWestvaco Corp.	4,696	229,165
Distributors — 0.2%
Genuine Parts Co.	204,694	18,391,756

16	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Consumer Services — 0.1%
H&R Block, Inc.	422,965	$12,790,462
Diversified Financial Services — 0.2%
Bolsa Mexicana de Valores SAB de CV	2,159,684	4,156,920
CME Group, Inc.	9,093	826,645
FirstRand Ltd.	675,832	3,228,515
IG Group Holdings PLC	608,816	6,864,445
London Stock Exchange Group PLC	215,443	8,386,154

		23,462,679
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	830,067	28,753,521
Belgacom SA	203,288	7,571,440
Bezeq The Israeli Telecommunication Corp. Ltd.	1,863,063	3,528,722
BT Group PLC	2,194,229	15,303,748
CenturyLink, Inc.	46,512	1,672,572
China Communications Services Corp. Ltd.	74,000	41,702
Chunghwa Telecom Co. Ltd.	574,000	1,852,464
Deutsche Telekom AG	883,096	16,231,897
Inmarsat PLC	931,898	14,349,802
Koninklijke KPN NV	498,621	1,852,634
Nippon Telegraph & Telephone Corp.	158,600	10,709,465
PCCW Ltd.	1,504,000	1,001,304
Singapore Telecommunications Ltd.	2,155,000	7,201,143
Telefonica Brasil SA, Preference Shares	18,700	306,913
Telefonica SA	343,750	5,232,033
Telekomunikasi Indonesia Persero Tbk PT	12,854,500	2,585,314
TELUS Corp.	76,894	2,659,583
Turk Telekomunikasyon AS	62,342	172,312
Verizon Communications, Inc.	480,500	24,240,157

		145,266,726
Electric Utilities — 0.7%
American Electric Power Co., Inc.	13,905	790,777
Cheung Kong Infrastructure Holdings Ltd.	152,000	1,287,651
CLP Holdings Ltd.	66,000	577,745
Duke Energy Corp.	20,097	1,558,924
Edison International	8,792	535,784
EDP — Energias de Portugal SA	3,305,063	13,214,979
Endesa SA	930,931	18,444,841
Enel SpA	3,924,910	18,603,872
Entergy Corp.	5,129	395,856
Eversource Energy	9,012	439,425
Iberdrola SA	161,289	1,079,555
NextEra Energy, Inc.	12,402	1,251,734
OGE Energy Corp.	5,709	186,570
Pinnacle West Capital Corp.	3,156	193,147
Power Assets Holdings Ltd.	680,500	6,868,538
PPL Corp.	18,944	644,664
The Southern Co.	312,039	13,823,328
SSE PLC	99,383	2,354,737
Transmissora Alianca de Energia Eletrica SA	2,600	17,095
Xcel Energy, Inc.	14,370	487,287

		82,756,509
Electrical Equipment — 0.0%
Eaton Corp. PLC	13,483	926,687
Emerson Electric Co.	19,707	1,159,363

		2,086,050
Electronic Equipment, Instruments & Components — 0.2%
AAC Technologies Holdings, Inc.	57,500	303,526
Citizen Holdings Co. Ltd.	609,300	4,821,812
Delta Electronics, Inc.	367,000	2,208,412
Hon Hai Precision Industry Co. Ltd.	1,176,000	3,523,823
Kingboard Chemical Holdings Ltd.	18,000	32,760

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
Largan Precision Co. Ltd.	7,000	$701,442
Nippon Electric Glass Co. Ltd.	101,000	574,354
Simplo Technology Co. Ltd.	415,000	2,053,955
Synnex Technology International Corp.	1,314,000	1,861,815
Tripod Technology Corp.	1,302,000	2,543,417
WPG Holdings Ltd.	10,000	12,511
Yageo Corp.	1,978,732	4,068,530
Zhen Ding Technology Holding Ltd.	199,000	692,792

		23,399,149
Energy Equipment & Services — 0.0%
Ensco PLC, Class A	6,743	183,949
Helmerich & Payne, Inc.	3,085	240,537
National Oilwell Varco, Inc.	12,252	666,631

		1,091,117
Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	7,063	1,010,362
CVS Health Corp.	31,080	3,085,933
Delhaize Group SA	2,457	197,790
Empire Co. Ltd., Class A	5,947	429,673
FamilyMart Co. Ltd.	45,600	1,963,674
The Jean Coutu Group PJC, Inc.	4,999	97,287
Koninklijke Ahold NV	54,405	1,054,051
The Kroger Co.	36,788	2,535,061
Lawson, Inc.	73,700	5,299,763
Magnit PJSC — GDR	101,139	5,577,816
President Chain Store Corp.	58,000	429,210
Seven & i Holdings Co. Ltd.	6,000	257,906
Sun Art Retail Group Ltd.	463,000	477,304
Sysco Corp.	106,614	3,947,916
Walgreens Boots Alliance, Inc.	13,385	1,110,018
Wal-Mart Stores, Inc.	165,580	12,923,519

		40,397,283
Food Products — 0.7%
Ajinomoto Co., Inc.	28,000	620,835
Astra Agro Lestari Tbk PT	444,300	694,846
Campbell Soup Co.	21,462	959,566
General Mills, Inc.	268,343	14,850,102
Indofood Sukses Makmur Tbk PT	1,014,600	526,607
JBS SA	57,056	290,871
The JM Smucker Co.	18,552	2,150,548
Kellogg Co.	35,876	2,272,027
Kraft Foods Group, Inc.	79,376	6,727,116
Nestlé SA, Registered Shares	300,419	23,307,774
Tate & Lyle PLC	30,989	283,742
Unilever PLC	514,343	22,545,822
Want Want China Holdings Ltd.	4,515,000	4,952,587

		80,182,443
Gas Utilities — 0.1%
Snam SpA	2,396,628	12,484,390
Health Care Equipment & Supplies — 0.0%
Baxter International, Inc.	77,543	5,330,306
Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	900	13,488
AmerisourceBergen Corp.	131,087	14,983,244
Anthem, Inc.	63,360	9,562,925
Cardinal Health, Inc.	107,670	9,080,888
Celesio AG	12,159	360,812
Express Scripts Holding Co.	6,174	533,434
Fresenius SE & Co. KGaA	48,344	2,876,130

BLACKROCK FUNDS II	APRIL 30, 2015	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Life Healthcare Group Holdings Ltd.	47,002	$161,426
Miraca Holdings, Inc.	2,800	140,866
Omnicare, Inc.	9,432	829,827
Quest Diagnostics, Inc.	72,909	5,207,161
UnitedHealth Group, Inc.	67,883	7,562,166

		51,312,367
Hotels, Restaurants & Leisure — 0.4%
Berjaya Sports Toto BHD	425,500	389,479
Carnival Corp.	10,952	481,559
Las Vegas Sands Corp.	11,394	602,515
McDonald’s Corp.	294,589	28,442,568
MGM China Holdings Ltd.	186,400	351,860
NagaCorp Ltd. (d)	5,292,000	3,813,209
OPAP SA	153,282	1,371,336
Sands China Ltd.	1,172,000	4,777,529
SJM Holdings Ltd.	270,000	342,320
Wynn Resorts Ltd.	2,295	254,906

		40,827,281
Household Durables — 0.0%
Berkeley Group Holdings PLC	116,006	4,466,514
Garmin Ltd.	3,221	145,557
Leggett & Platt, Inc.	3,937	167,204

		4,779,275
Household Products — 0.2%
The Clorox Co.	49,968	5,301,605
Colgate-Palmolive Co.	25,897	1,742,350
Kimberly-Clark Corp.	48,901	5,363,951
Kimberly-Clark de Mexico SAB de CV, A Shares	2,450,952	5,396,504
The Procter & Gamble Co.	76,788	6,105,414
Unilever Indonesia Tbk PT	98,700	323,666

		24,233,490
Independent Power and Renewable Electricity Producers — 0.0%
AES Tiete SA, Preference Shares	92,600	525,244
China Resources Power Holdings Co. Ltd.	442,000	1,333,360
Cia Energetica de Sao Paulo, B Shares, Preference Shares	4,700	29,140
Huaneng Power International, Inc., H Shares	848,000	1,202,649
NextEra Energy Partners LP (e)	41,400	1,754,118

		4,844,511
Industrial Conglomerates — 0.2%
Alliance Global Group, Inc.	6,822,800	3,877,422
CITIC Ltd.	182,000	364,089
Far Eastern New Century Corp.	17,000	18,673
General Electric Co.	560,939	15,190,228
NWS Holdings Ltd.	35,000	59,397

		19,509,809
Insurance — 1.3%
ACE Ltd.	10,303	1,102,318
Aflac, Inc.	16,208	1,021,752
Allianz SE, Registered Shares	5,015	853,628
The Allstate Corp.	10,864	756,786
Assicurazioni Generali SpA	152,982	3,002,645
Aviva PLC	1,931,576	15,540,319
AXA SA	415,221	10,499,228
AXIS Capital Holdings Ltd.	142,413	7,414,021
BB Seguridade Participacoes SA	377,823	4,356,385
Cathay Financial Holding Co. Ltd.	797,000	1,392,379
The Chubb Corp.	4,295	422,413
Cincinnati Financial Corp.	4,427	224,183
Everest Re Group Ltd.	18,989	3,397,322

Common Stocks	Shares	Value
Insurance (concluded)
FNF Group	7,096	$255,385
Hannover Rueck SE	8,208	834,350
Helvetia Holding AG, Registered Shares	11,239	6,385,367
Hyundai Marine & Fire Insurance Co. Ltd.	126,724	3,377,817
Intact Financial Corp.	16,369	1,260,813
Legal & General Group PLC	1,963,707	7,805,840
Mapfre SA	137,900	512,451
Marsh & McLennan Cos., Inc.	15,367	863,011
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	34,155	6,666,979
PartnerRe Ltd.	84,927	10,870,656
Powszechny Zaklad Ubezpieczen SA	32,912	4,292,541
Principal Financial Group, Inc.	8,389	428,846
Prudential PLC	429,427	10,691,608
RenaissanceRe Holdings Ltd.	60,750	6,226,268
Sampo Oyj, A Shares	344,119	16,674,060
Sanlam Ltd.	993,172	6,423,455
SCOR SE	13,772	495,679
Swiss Re AG	1,854	164,464
The Travelers Cos., Inc.	9,501	960,646
Unipolsai SpA	38,064	106,517
Unipolsai SpA, Class A, Expires 5/15/15	38,064	0
Unipolsai SpA, Class B, Expires 5/15/15	38,064	0
Zurich Insurance Group AG	51,990	16,046,892

		151,327,024
IT Services — 0.1%
Automatic Data Processing, Inc.	13,696	1,157,860
Infosys Ltd. — ADR	176,212	5,459,048
International Business Machines Corp.	26,717	4,576,355
Otsuka Corp.	900	41,453
Paychex, Inc.	9,312	450,608
The Western Union Co.	14,765	299,434

		11,984,758
Leisure Products — 0.1%
Hasbro, Inc.	3,198	226,386
Mattel, Inc.	412,358	11,612,001

		11,838,387
Machinery — 0.2%
Atlas Copco AB, A Shares	282,183	8,807,775
Deere & Co.	30,430	2,754,524
Hitachi Construction Machinery Co. Ltd.	2,200	39,058
Kone Oyj, Class B	243,159	10,461,108
MAN SE	8,442	915,902
Marcopolo SA, Preference Shares	2,011,441	1,842,572
Stanley Black & Decker, Inc.	4,248	419,278
Yangzijiang Shipbuilding Holdings Ltd.	215,800	238,309

		25,478,526
Media — 0.6%
BEC World Pcl — NVDR	3,487,100	4,254,904
Cablevision Systems Corp., Class A	5,717	114,226
Eutelsat Communications SA	307,942	10,736,238
Lagardere SCA	178,127	5,718,043
Media Nusantara Citra Tbk PT	11,838,451	2,009,005
Omnicom Group, Inc.	7,065	535,244
ProSiebenSat.1 Media AG, Registered Shares	39,777	2,033,689
Reed Elsevier NV	663,288	15,996,813
RTL Group SA	154	14,438
SES SA	443,651	15,548,307
Shaw Communications, Inc., Class B	72,589	1,659,349
Time Warner Cable, Inc.	7,970	1,239,494
Time Warner, Inc.	17,160	1,448,476

18	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
UBM PLC	658,626	$5,685,601

		66,993,827
Metals & Mining — 0.3%
BHP Billiton Ltd.	244,618	6,246,672
China Hongqiao Group Ltd. (d)	2,878,000	2,679,416
China Steel Corp.	1,099,000	923,113
Eregli Demir ve Celik Fabrikalari TAS	1,407,170	2,374,622
Franco-Nevada Corp.	54,476	2,828,327
Freeport-McMoRan, Inc.	29,411	684,394
Fresnillo PLC	11,118	123,310
Goldcorp, Inc.	138,687	2,610,511
Kumba Iron Ore Ltd.	67,495	910,363
Mitsubishi Materials Corp.	65,000	233,998
MMC Norilsk Nickel OJSC — ADR	85,959	1,614,310
Newmont Mining Corp.	47,947	1,270,116
Randgold Resources Ltd.	11,109	845,397
Rio Tinto PLC	44,789	2,004,344
Silver Wheaton Corp.	136,169	2,686,135
Sumitomo Metal Mining Co. Ltd.	28,000	410,402
Zijin Mining Group Co. Ltd., H Shares	8,264,000	3,188,078

		31,633,508
Multiline Retail — 0.1%
Family Dollar Stores, Inc.	1,884	147,216
Kohl’s Corp.	48,897	3,503,470
Macy’s, Inc.	9,329	602,933
Target Corp.	17,193	1,355,324

		5,608,943
Multi-Utilities — 0.1%
Alliant Energy Corp.	3,172	191,811
Atco Ltd., Class I	2,629	99,647
Consolidated Edison, Inc.	33,558	2,065,495
DTE Energy Co.	5,053	402,370
E.ON SE	185,920	2,894,408
Integrys Energy Group, Inc.	2,298	167,984
MDU Resources Group, Inc.	5,135	114,459
NiSource, Inc.	9,017	391,518
PG&E Corp.	13,509	714,896
Public Service Enterprise Group, Inc.	14,374	597,096
SCANA Corp.	3,846	203,761
Sempra Energy	6,651	706,137
Wisconsin Energy Corp.	6,382	313,484
YTL Corp. BHD	462,400	216,821

		9,079,887
Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Partners LP	64,200	1,605,000
BP PLC	790,681	5,702,671
Chevron Corp.	228,520	25,379,431
China Petroleum & Chemical Corp., H Shares	2,414,000	2,278,252
China Shenhua Energy Co. Ltd., H Shares	1,927,500	5,005,824
Coal India Ltd.	789,376	4,495,581
Columbia Pipeline Partners LP	185,000	5,004,250
ConocoPhillips	34,977	2,375,638
Delek Logistics Partners LP (e)	114,150	4,800,008
Dominion Midstream Partners LP (e)	199,900	8,165,915
Dragon Oil PLC	412,207	3,918,083
Enable Midstream Partners LP	75,360	1,262,280
Energy Transfer Partners LP — MLP (e)	69,884	4,037,898
Eni SpA	29,028	559,967
Enterprise Products Partners LP	327,288	11,209,614
EQT Midstream Partners LP (e)	72,406	6,386,209
Exxon Mobil Corp.	139,395	12,178,941

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Genesis Energy LP	105,059	$5,222,483
HollyFrontier Corp.	45,374	1,759,604
Idemitsu Kosan Co. Ltd.	20,500	397,122
Indo Tambangraya Megah Tbk PT	22,900	22,235
JX Holdings, Inc.	397,000	1,728,809
Kinder Morgan, Inc.	122,700	5,269,965
Lukoil OAO — ADR	166,508	8,525,210
Magellan Midstream Partners LP	132,450	11,059,575
Marathon Petroleum Corp.	24,711	2,435,763
MarkWest Energy Partners LP	147,728	9,965,731
MPLX LP (e)	87,490	6,802,348
Murphy Oil Corp.	4,804	228,718
NOVATEK OAO	33,640	3,221,218
Occidental Petroleum Corp.	59,282	4,748,488
ONEOK Partners LP (e)	61,735	2,589,783
PBF Logistics LP (e)	53,780	1,307,930
Phillips 66	15,727	1,247,308
Phillips 66 Partners LP	31,200	2,366,520
Plains All American Pipeline LP	143,943	7,212,984
PTT PCL — NVDR	599,700	6,466,003
QEP Midstream Partners LP (e)	54,621	937,296
Rose Rock Midstream LP	22,804	1,181,931
Royal Dutch Shell PLC, A Shares	478,361	15,082,752
Royal Dutch Shell PLC, B Shares	851,151	27,250,127
Shell Midstream Partners LP	318,300	12,792,477
Showa Shell Sekiyu KK	17,900	172,668
Spectra Energy Corp.	19,111	711,885
Sunoco Logistics Partners LP (e)	168,930	7,493,735
Tambang Batubara Bukit Asam Persero Tbk PT	45,900	33,001
Targa Resources Partners LP (e)	64,600	2,935,424
Tesoro Logistics LP (e)	69,138	3,873,802
Thai Oil Pcl-Nvdr	960,300	1,700,700
TonenGeneral Sekiyu KK	96,000	921,342
Tupras Turkiye Petrol Rafinerileri AS	84,989	2,064,352
Valero Energy Corp.	42,974	2,445,221
Valero Energy Partners LP (e)	45,860	2,319,599
Williams Partners LP	169,299	8,363,371

		277,223,042
Paper & Forest Products — 0.0%
International Paper Co.	11,401	612,462
Personal Products — 0.1%
Hengan International Group Co. Ltd.	839,000	10,350,683
Pharmaceuticals — 2.4%
AbbVie, Inc.	234,710	15,176,349
Astellas Pharma, Inc.	73,500	1,144,446
AstraZeneca PLC	484,042	33,217,949
Bristol-Myers Squibb Co.	47,136	3,003,977
China Medical System Holdings Ltd.	640,000	1,129,442
Daiichi Sankyo Co. Ltd.	2,700	46,895
Eisai Co. Ltd.	13,500	899,875
Eli Lilly & Co.	28,474	2,046,426
GlaxoSmithKline PLC	695,275	16,058,450
Johnson & Johnson	365,052	36,213,158
Merck & Co., Inc.	81,014	4,825,194
Novartis AG, Registered Shares	416,713	42,534,809
Novo Nordisk A/S, Class B	515,286	28,928,503
Otsuka Holdings Co. Ltd.	251,000	7,922,701
Pfizer, Inc.	814,617	27,639,955
Roche Holding AG	111,243	31,832,751
Sanofi SA	245,979	25,038,353
Shionogi & Co. Ltd.	12,100	398,873
Sihuan Pharmaceutical Holdings Group Ltd.	266,000	151,352

BLACKROCK FUNDS II	APRIL 30, 2015	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Sino Biopharmaceutical Ltd.	848,000	$968,143

		279,177,601
Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	155,700	14,383,566
alstria office REIT-AG	1,158,130	16,410,176
Assura PLC	18,798,365	16,952,490
CapitaMall Trust	245,600	405,520
CapitaRetail China Trust	7,064,500	9,263,080
Charter Hall Retail REIT	5,350,842	18,177,617
Empiric Student Property PLC	3,447,340	5,556,214
EPR Properties	404,880	23,349,430
Fibra Uno Administracion SA de CV	1,124,035	2,803,127
Gramercy Property Trust, Inc.	209,265	5,721,305
Klepierre	189,775	9,205,172
LaSalle Hotel Properties	259,230	9,511,149
Liberty Property Trust	394,233	13,735,078
The Link REIT (d)	3,047,000	18,900,483
Mexico Real Estate Management SA de CV	2,668,007	4,038,008
National Health Investors, Inc.	208,631	13,919,860
National Storage REIT	8,655,286	11,015,354
Novion Property Group	9,090,959	17,681,606
Parkway Life Real Estate Investment Trust	2,848,400	5,274,018
Prologis Property Mexico SA de CV	4,704,400	8,340,482
Ramco-Gershenson Properties Trust	784,101	13,706,085
SPH REIT (d)	7,135,000	5,661,843
STAG Industrial, Inc.	666,580	14,484,783
Tritax Big Box REIT PLC	3,285,590	5,907,021
UDR, Inc.	590,331	19,345,147
Unibail-Rodamco SE	57,991	16,011,943
Vastned Retail NV	306,780	14,980,538

		314,741,095
Real Estate Management & Development — 0.8%
Atrium Ljungberg AB, B Shares	872,890	12,758,135
China Overseas Land & Investment Ltd.	36,000	149,954
China Vanke Co. Ltd., H Shares (e)	643,800	1,704,881
Croesus Retail Trust	12,970,197	9,214,015
Evergrande Real Estate Group Ltd. (d)	3,297,000	3,117,610
First Capital Realty, Inc.	695,430	11,528,056
Franshion Properties China Ltd.	46,000	18,585
Hysan Development Co. Ltd.	124,000	572,961
Kerry Properties Ltd.	56,000	228,552
LEG Immobilien AG	382,449	29,673,210
Longfor Properties Co. Ltd.	17,000	29,506
Picton Property Income Ltd.	8,747,876	9,903,078
Shimao Property Holdings Ltd.	23,000	54,149
Sino-Ocean Land Holdings Ltd.	36,500	30,364
SOHO China Ltd.	107,500	81,552
Sponda OYJ	3,144,843	13,753,405
Swire Pacific Ltd., Class A	4,000	53,949
The Wharf Holdings Ltd.	16,000	115,282

		92,987,244
Road & Rail — 0.0%
ComfortDelGro Corp. Ltd.	62,000	143,632
National Express Group PLC	557,823	2,456,629
Norfolk Southern Corp.	8,792	886,673

		3,486,934
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Semiconductor Engineering, Inc.	558,000	791,314
Analog Devices, Inc.	8,927	552,046
ASML Holding NV	52,372	5,635,912

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Chipbond Technology Corp.	2,030,000	$4,386,816
Himax Technologies, Inc.	196,264	1,201,136
Inotera Memories, Inc. (e)	564,000	647,692
Intel Corp.	137,396	4,472,240
Kinsus Interconnect Technology Corp.	125,000	381,265
KLA-Tencor Corp.	4,685	275,478
Linear Technology Corp.	6,751	311,424
Maxim Integrated Products, Inc.	8,057	264,511
Microchip Technology, Inc.	5,683	270,823
Radiant Opto-Electronics Corp.	24,000	78,921
Realtek Semiconductor Corp.	66,000	205,549
Siliconware Precision Industries Co.	320,000	525,698
Taiwan Semiconductor Manufacturing Co. Ltd.	1,405,000	6,764,053
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	648,627	15,852,444
Texas Instruments, Inc.	30,014	1,627,059
Vanguard International Semiconductor Corp.	705,000	1,082,687
Xilinx, Inc.	7,483	324,463

		45,651,531
Software — 0.3%
CA, Inc.	9,456	300,417
Microsoft Corp.	657,586	31,984,983
Symantec Corp.	19,635	489,402

		32,774,802
Specialty Retail — 0.3%
Best Buy Co., Inc.	8,394	290,852
Chow Tai Fook Jewellery Group Ltd. (d)	1,206,600	1,460,293
GameStop Corp., Class A (d)	3,173	122,287
Hennes & Mauritz AB, B Shares	252,859	10,052,856
Mr Price Group Ltd.	159,897	3,413,819
Nitori Holdings Co. Ltd.	138,700	10,667,288
Staples, Inc.	18,255	297,922
Truworths International Ltd.	434,131	3,164,123

		29,469,440
Technology Hardware, Storage & Peripherals — 0.2%
ASUSTeK Computer, Inc.	11,000	116,538
Brother Industries Ltd.	2,700	42,958
Canon, Inc.	189,000	6,738,742
Catcher Technology Co. Ltd.	101,000	1,181,886
Chicony Electronics Co. Ltd.	828,000	2,380,896
Hewlett-Packard Co.	15,710	517,959
Lenovo Group Ltd.	62,000	106,613
Lite-On Technology Corp.	2,633,000	3,326,751
Pegatron Corp.	532,000	1,576,025
Quanta Computer, Inc.	865,000	2,170,213
Seagate Technology PLC	9,295	545,802
Wistron Corp.	185,000	157,382

		18,861,765
Textiles, Apparel & Luxury Goods — 0.2%
ANTA Sports Products Ltd.	112,000	246,816
Belle International Holdings Ltd.	74,000	94,977
Coach, Inc.	7,771	296,930
Eclat Textile Co. Ltd.	228,000	3,052,538
HUGO BOSS AG	102,704	12,637,795
Li & Fung Ltd.	366,000	372,760
Makalot Industrial Co. Ltd.	253,000	1,978,410
Shenzhou International Group Holdings Ltd.	47,000	221,052
Yue Yuen Industrial Holdings Ltd.	54,000	205,184

		19,106,462

20	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Thrifts & Mortgage Finance — 0.0%
Indiabulls Housing Finance Ltd.		434,556	$4,049,427
Tobacco — 1.7%
Altria Group, Inc.		670,039	33,535,452
British American Tobacco Malaysia BHD		87,800	1,648,176
British American Tobacco PLC		541,310	29,741,348
Imperial Tobacco Group PLC		1,005,712	49,109,116
ITC Ltd.		941,503	4,778,296
Japan Tobacco, Inc.		750,800	26,218,584
Lorillard, Inc.		10,258	716,624
Philip Morris International, Inc.		311,254	25,980,371
Reynolds American, Inc.		279,105	20,458,397
Souza Cruz SA		782,674	6,909,882

			199,096,246
Trading Companies & Distributors — 0.0%
ITOCHU Corp.		10,000	123,131
Marubeni Corp.		503,600	3,118,320
Toyota Tsusho Corp.		1,200	30,854

			3,272,305
Transportation Infrastructure — 0.5%
Atlantia SpA		615,599	17,313,724
Beijing Capital International Airport Co. Ltd., H Shares		3,630,000	3,858,242
CCR SA		952,051	5,229,574
China Merchants Holdings International Co. Ltd.		1,667,196	7,563,520
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		1,087,398	7,727,741
Grupo Aeroportuario del Sureste SAB de CV — ADR (e)		41,657	6,022,352
Hutchison Port Holdings Trust		76,200	51,435
Jiangsu Expressway Co. Ltd., H Shares		5,296,000	7,271,555
TAV Havalimanlari Holding AS		5,558	48,865
Zhejiang Expressway Co. Ltd. — H Shares		1,724,000	2,738,045

			57,825,053
Water Utilities — 0.1%
American Water Works Co., Inc.		5,086	277,289
Guangdong Investment Ltd.		86,000	128,240
Pennon Group PLC		579,472	7,605,264

			8,010,793
Wireless Telecommunication Services — 0.8%
Advanced Info Service Pcl — NVDR		521,600	3,785,873
China Mobile Ltd.		681,000	9,726,918
China Mobile Ltd. — ADR		69,609	4,972,171
DiGi.Com BHD		1,539,300	2,595,032
Far EasTone Telecommunications Co. Ltd.		7,805,402	18,610,057
KCell JSC — GDR		81,782	691,058
NTT DoCoMo, Inc.		600	10,627
Rogers Communications, Inc., Class B		527,033	18,827,287
SK Telecom Co. Ltd.		31,297	8,386,750
SK Telecom Co. Ltd. — ADR		88,741	2,631,171
Taiwan Mobile Co. Ltd.		1,052,000	3,706,248
Vodacom Group Ltd.		68,722	856,790
Vodafone Group PLC		4,545,989	16,016,361

			90,816,343
Total Common Stocks — 24.2%			2,817,533,083

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.2%
Boeing Capital Corp., 2.13%, 8/15/16	USD	500	508,952
The Boeing Co.:
3.75%, 11/20/16		565	591,037

Corporate Bonds		Par (000)	Value
Aerospace & Defense (concluded)
2.35%, 10/30/21	USD	270	$272,065
5.88%, 2/15/40		645	856,608
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		831	837,233
General Dynamics Corp., 2.25%, 11/15/22		695	677,726
Honeywell International, Inc., 5.38%, 3/01/41		690	867,002
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21		100	107,250
5.00%, 12/15/21 (a)		446	461,053
KLX, Inc., 5.88%, 12/01/22 (a)		495	498,713
Lockheed Martin Corp.:
2.13%, 9/15/16		725	737,927
3.60%, 3/01/35		220	215,683
4.07%, 12/15/42		945	959,028
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		100	102,000
Northrop Grumman Corp., 4.75%, 6/01/43		250	268,840
Raytheon Co.:
4.40%, 2/15/20		895	991,843
4.70%, 12/15/41		645	717,861
Spirit AeroSystems, Inc., 5.25%, 3/15/22		1,100	1,146,750
TransDigm, Inc., 5.50%, 10/15/20		720	707,400
United Technologies Corp.:
5.38%, 12/15/17		1,890	2,091,291
1.55%, 5/04/18		2,500	2,511,083
3.10%, 6/01/22		1,275	1,319,194
4.50%, 6/01/42		2,260	2,406,669

			19,853,208
Air Freight & Logistics — 0.0%
United Parcel Service, Inc.:
1.13%, 10/01/17		545	547,028
6.20%, 1/15/38		855	1,138,294
XPO Logistics, Inc., 7.88%, 9/01/19 (a)		1,205	1,280,313

			2,965,635
Airlines — 0.1%
American Airlines Group, Inc.:
5.50%, 10/01/19 (a)		410	423,325
4.63%, 3/01/20 (a)		542	534,547
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		3,400	3,451,000
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		1,185	1,256,100
Continental Airlines Pass-Through Trust, 9.00%, 7/08/16		886	957,179
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNH	8,400	1,368,868
SriLankan Airlines Ltd., 5.30%, 6/27/19	USD	3,500	3,451,875
U.S. Airways Group, Inc., 6.13%, 6/01/18		150	157,781
United Airlines Pass-Through Trust, 3.75%, 9/03/26		970	1,013,650
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		1,431	1,510,038
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		1,492	1,523,820

			15,648,183
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		100	106,250
Autodis SA, 6.50%, 2/01/19	EUR	144	168,980
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20	USD	150	158,250
6.50%, 3/01/21		300	317,400
7.00%, 5/15/22		375	410,625
Lear Corp., 5.25%, 1/15/25		300	306,375
MPG Holdco I, Inc., 7.38%, 10/15/22 (a)		250	266,250

BLACKROCK FUNDS II	APRIL 30, 2015	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)	USD	900	$931,500
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		306	323,595
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	1,000	1,201,451
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21		2,000	2,296,462
Schaeffler Finance BV:
4.25%, 5/15/21 (a)	USD	300	301,500
4.75%, 5/15/21 (a)		200	204,500
4.75%, 5/15/23 (a)		200	204,500
3.25%, 5/15/25	EUR	750	852,665
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18		1,100	1,289,729
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(f)	USD	1,440	1,501,200
6.25% (6.25% Cash or 6.50% PIK), 11/15/19 (a)(f)		942	1,003,230
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (f)	EUR	1,100	1,340,246
6.75% (6.75% Cash or 7.00% PIK), 11/15/22 (a)(f)	USD	2,332	2,553,540
Tenneco, Inc., 6.88%, 12/15/20		100	106,000
ZF North America Capital, Inc.:
2.25%, 4/26/19	EUR	1,300	1,465,180
4.00%, 4/29/20 (a)	USD	656	660,100
4.50%, 4/29/22 (a)		640	638,800
2.75%, 4/27/23	EUR	2,400	2,667,894
4.75%, 4/29/25 (a)	USD	1,197	1,199,993

			22,476,215
Automobiles — 0.1%
FCA US LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19		1,599	1,675,032
8.25%, 6/15/21		1,700	1,876,375
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20 (a)		460	462,990
5.25%, 4/15/23 (a)		1,525	1,540,250
Ford Motor Co.:
7.45%, 7/16/31		130	176,476
4.75%, 1/15/43		260	271,665
General Motors Co.:
3.50%, 10/02/18		200	205,806
4.88%, 10/02/23		350	379,057
4.00%, 4/01/25		100	100,112
5.00%, 4/01/35		300	312,701
6.25%, 10/02/43		350	417,731
5.20%, 4/01/45		1,920	2,031,477
General Motors Financial Co., Inc.:
3.15%, 1/15/20		500	503,787
4.00%, 1/15/25		650	654,018
Hyundai Capital America, 3.75%, 4/06/16 (a)		1,177	1,204,661
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/18 (a)		250	257,187
4.25%, 11/15/19 (a)		200	205,500
5.00%, 2/15/22	GBP	287	472,099
5.63%, 2/01/23 (a)	USD	150	159,000
Renault SA, 3.13%, 3/05/21	EUR	1,008	1,262,051
Volkswagen International Finance NV:
4.63% (b)(g)		495	629,367
3.50%, 12/31/45 (b)		300	339,537

			15,136,879
Banks — 3.7%
Aldesa Financial Services SA, 7.25%, 4/01/21		865	883,852
ANZ New Zealand Int’l Ltd., 1.75%, 3/29/18 (a)	USD	1,265	1,269,143

Corporate Bonds		Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.:
1.25%, 1/10/17	USD	1,400	$1,404,672
2.25%, 6/13/19		730	739,673
Banco Bilbao Vizcaya Argentaria SA, 6.75%, 12/29/49 (b)	EUR	200	229,061
Bank of America Corp.:
6.10% (b)(g)	USD	23,041	23,501,801
6.50%, 8/01/16		4,184	4,448,379
3.88%, 3/22/17		190	198,594
1.70%, 8/25/17		3,890	3,905,949
6.40%, 8/28/17		720	795,262
6.00%, 9/01/17		780	853,821
5.75%, 12/01/17		630	691,966
2.00%, 1/11/18		1,770	1,781,590
5.65%, 5/01/18		760	840,471
2.60%, 1/15/19		400	406,173
2.25%, 4/21/20		2,185	2,167,959
5.63%, 7/01/20		930	1,064,755
5.00%, 5/13/21		1,350	1,512,528
3.30%, 1/11/23		520	521,182
4.00%, 4/01/24		750	785,434
4.20%, 8/26/24		530	535,438
4.00%, 1/22/25		850	842,474
5.88%, 2/07/42		290	357,871
5.00%, 1/21/44		1,640	1,810,647
4.88%, 4/01/44		900	980,296
Bank of America N.A., 5.30%, 3/15/17		1,240	1,320,987
Bank of China Ltd., 6.75% (b)(g)	CNH	10,500	1,802,899
Bank of India, 3.39%, 5/06/20	USD	665	660,046
Bank of Ireland:
2.00%, 5/08/17	EUR	460	525,743
3.25%, 1/15/19		580	696,645
1.25%, 4/09/20		320	357,049
4.25%, 6/11/24 (b)		2,407	2,790,711
Bank of Montreal:
1.30%, 7/15/16	USD	610	614,213
1.40%, 9/11/17		1,090	1,094,577
2.38%, 1/25/19		1,100	1,120,921
The Bank of Nova Scotia:
1.38%, 7/15/16		500	504,018
1.38%, 12/18/17		1,840	1,843,156
2.05%, 10/30/18		840	851,516
2.80%, 7/21/21		610	622,582
Bankia SA:
3.50%, 1/17/19	EUR	400	484,716
4.00%, 5/22/24 (b)		2,500	2,803,619
Barclays Bank PLC:
2.50%, 2/20/19	USD	2,000	2,038,318
5.13%, 1/08/20		740	836,775
3.75%, 5/15/24		900	935,254
Barclays PLC:
6.63% (b)(g)		5,000	4,957,015
2.00%, 3/16/18		2,500	2,510,557
4.38%, 9/11/24		20,900	20,870,886
3.65%, 3/16/25		650	641,392
BB&T Corp.:
4.90%, 6/30/17		500	535,269
1.60%, 8/15/17		1,260	1,269,010
2.45%, 1/15/20		700	707,846
The Bear Stearns Cos. LLC, 5.55%, 1/22/17		650	694,615
BNP Paribas SA:
1.25%, 12/12/16		2,000	2,006,080
2.38%, 9/14/17		740	756,015
2.40%, 12/12/18		1,360	1,385,764
3.25%, 3/03/23		1,070	1,085,082

22	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (continued)
BPCE SA:
1.63%, 2/10/17	USD	500	$503,626
1.61%, 7/25/17		150	150,168
2.50%, 12/10/18		840	861,162
3.00%, 7/19/24	EUR	800	1,042,626
4.50%, 3/15/25 (a)	USD	550	554,517
5.25%, 4/16/29	GBP	300	497,786
Branch Banking & Trust Co.:
1.05%, 12/01/16	USD	1,410	1,412,954
2.85%, 4/01/21		1,050	1,079,462
Canadian Imperial Bank of Commerce, 1.35%, 7/18/16		1,200	1,208,918
CIT Group, Inc.:
5.00%, 5/15/17		200	207,000
4.25%, 8/15/17		1,325	1,348,187
5.25%, 3/15/18		550	570,075
6.63%, 4/01/18 (a)		890	954,525
5.50%, 2/15/19 (a)		2,127	2,225,374
3.88%, 2/19/19		900	892,125
5.00%, 8/15/22		400	412,000
5.00%, 8/01/23		605	618,234
Citigroup, Inc.:
5.95% (b)(g)		25,265	25,130,767
1.30%, 4/01/16		1,290	1,294,438
6.13%, 11/21/17		1,000	1,108,984
1.85%, 11/24/17		600	603,840
1.80%, 2/05/18		800	801,410
1.70%, 4/27/18		800	796,222
6.13%, 5/15/18		590	663,120
2.50%, 9/26/18		950	968,196
2.50%, 7/29/19		1,100	1,110,241
2.40%, 2/18/20		570	570,306
5.38%, 8/09/20		970	1,104,453
4.50%, 1/14/22		570	622,588
5.88%, 6/01/23		490	603,743
3.75%, 6/16/24		480	495,881
5.50%, 9/13/25		480	537,253
8.13%, 7/15/39		710	1,082,655
6.68%, 9/13/43		350	449,077
4.95%, 11/07/43		810	897,352
Citizens Financial Group, Inc., 5.50% (a)(b)(g)		5,500	5,438,125
Comerica, Inc., 2.13%, 5/23/19		420	421,152
Commerzbank AG:
7.75%, 3/16/21	EUR	2,800	3,969,889
8.13%, 9/19/23 (a)	USD	17,066	20,607,195
Commonwealth Bank of Australia:
1.40%, 9/08/17		500	502,265
1.90%, 9/18/17		1,345	1,366,668
2.50%, 9/20/18		650	669,275
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.38%, 1/19/17		2,180	2,266,638
4.50%, 1/11/21		430	479,081
3.88%, 2/08/22		820	877,254
4.63%, 12/01/23		1,150	1,236,616
4.63%, 5/23/29	GBP	285	465,168
5.25%, 5/24/41	USD	1,040	1,220,965
Credit Agricole SA:
6.64% (a)(b)(g)(h)		500	531,250
8.38% (a)(b)(g)		350	413,613
2.38%, 5/20/24	EUR	100	122,798
3.13%, 2/05/26		500	661,786
2.63%, 3/17/27		265	299,115
6.63%, 9/29/49 (a)(b)(g)	USD	20,000	20,209,240
Danske Bank A/S, 5.75% (b)(g)	EUR	300	347,803

Corporate Bonds		Par (000)	Value
Banks (continued)
Deutsche Bank AG:
7.50% (b)(g)	USD	35,000	$35,665,000
3.25%, 1/11/16		430	437,463
6.00%, 9/01/17		1,040	1,141,424
2.50%, 2/13/19		965	978,820
3.70%, 5/30/24		450	457,079
Deutsche Telekom International Finance BV, 4.88%, 3/06/42 (a)		590	649,598
Development Bank of Mongolia LLC, 5.75%, 3/21/17		3,750	3,614,063
Fifth Third Bank:
1.45%, 2/28/18		400	398,969
2.88%, 10/01/21		610	615,738
HSBC Bank USA N.A., 4.88%, 8/24/20		670	750,925
HSBC Finance Corp.:
5.50%, 1/19/16		680	701,944
6.68%, 1/15/21		1,000	1,180,000
HSBC Holdings PLC:
5.25% (b)(g)	EUR	200	234,676
5.63% (b)(g)	USD	220	224,950
6.38% (b)(g)		22,995	23,742,337
6.38% (b)(g)		200	206,800
4.25%, 3/14/24		600	625,822
6.50%, 5/02/36		600	753,299
6.50%, 9/15/37		400	502,779
6.80%, 6/01/38		830	1,089,231
6.00%, 3/29/40	GBP	430	799,414
6.10%, 1/14/42	USD	750	974,366
5.25%, 3/14/44		1,550	1,723,087
HSBC USA, Inc.:
1.30%, 6/23/17		1,010	1,012,159
2.25%, 6/23/19		1,000	1,009,754
2.38%, 11/13/19		800	805,901
5.00%, 9/27/20		380	426,580
HSH Nordbank AG:
0.85%, 2/14/17 (b)	EUR	2,123	2,073,917
0.89%, 2/14/17 (b)		1,437	1,403,777
Intesa Sanpaolo SpA:
2.38%, 1/13/17	USD	2,640	2,666,516
1.13%, 3/04/22	EUR	230	254,672
5.25%, 1/12/24	USD	490	544,960
5.02%, 6/26/24 (a)		900	906,583
2.86%, 4/23/25		595	659,445
3.93%, 9/15/26		100	119,699
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	1,090	1,093,283
1.80%, 1/25/18		1,420	1,428,895
1.70%, 3/01/18		1,650	1,656,001
2.20%, 10/22/19		1,345	1,344,843
2.25%, 1/23/20		1,000	997,199
4.95%, 3/25/20		1,000	1,118,284
4.35%, 8/15/21		1,380	1,508,739
3.88%, 2/01/24		855	894,948
3.88%, 9/10/24		500	505,034
4.13%, 12/15/26		550	559,858
6.40%, 5/15/38		270	350,672
5.40%, 1/06/42		550	643,415
5.63%, 8/16/43		350	408,215
Lloyds Bank PLC, 10.75%, 12/16/21 (b)	GBP	330	579,461
Lloyds Banking Group PLC, 7.00%, 12/27/49 (b)		1,140	1,791,501
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)	USD	3,000	3,360,000
Manufacturers & Traders Trust Co.:
2.30%, 1/30/19		500	507,684
2.25%, 7/25/19		750	757,030

BLACKROCK FUNDS II	APRIL 30, 2015	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (continued)
MUFG Union Bank N.A.:
3.00%, 6/06/16	USD	750	$766,874
2.25%, 5/06/19		770	775,990
National Australia Bank Ltd.:
1.30%, 7/25/16		500	503,055
3.00%, 1/20/23		610	618,077
Novo Banco SA:
2.63%, 5/08/17	EUR	800	878,036
4.75%, 1/15/18		1,500	1,711,981
4.00%, 1/21/19		1,400	1,574,092
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)	USD	3,000	3,052,782
PNC Bank N.A.:
1.30%, 10/03/16		1,500	1,509,726
1.13%, 1/27/17		840	842,423
4.88%, 9/21/17		350	376,761
2.25%, 7/02/19		770	779,376
2.70%, 11/01/22		300	296,967
4.20%, 11/01/25		500	542,310
PNC Funding Corp.:
4.38%, 8/11/20		750	829,003
3.30%, 3/08/22		1,010	1,052,711
Popular, Inc., 7.00%, 7/01/19		18,175	18,356,750
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 (a)		75	71,438
Regions Financial Corp., 2.00%, 5/15/18		1,560	1,554,818
Rizal Commercial Banking Corp., 4.25%, 1/22/20		450	471,169
Royal Bank of Canada:
1.20%, 1/23/17		1,270	1,276,515
1.40%, 10/13/17		710	712,157
1.50%, 1/16/18		750	753,189
2.20%, 7/27/18		1,360	1,387,551
Santander Holdings USA, Inc., 4.63%, 4/19/16		3,110	3,217,077
Security Bank Corp., 3.95%, 2/03/20		300	309,473
Société Générale SA, 2.75%, 9/16/26 (b)	EUR	200	226,931
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17	USD	1,340	1,339,188
2.50%, 7/19/18		1,750	1,788,241
2.25%, 7/11/19		500	503,129
2.45%, 1/16/20		1,500	1,517,117
Svenska Handelsbanken AB:
5.25% (b)(g)		465	462,675
3.13%, 7/12/16		750	770,324
2.88%, 4/04/17		250	258,245
2.25%, 6/17/19		500	505,057
Swedbank AB:
5.50% (b)(g)		1,000	1,002,000
1.60%, 3/02/18 (a)		500	499,464
2.20%, 3/04/20 (a)		980	982,553
TMB Bank PCL, 5.50%, 3/09/18	CNH	1,500	245,188
The Toronto-Dominion Bank:
2.38%, 10/19/16	USD	1,630	1,668,078
2.63%, 9/10/18		1,330	1,372,208
2.25%, 11/05/19		1,000	1,010,377
U.S. Bancorp:
2.20%, 11/15/16		500	510,573
1.95%, 11/15/18		2,230	2,263,666
3.00%, 3/15/22		500	512,738
3.70%, 1/30/24		790	843,278
U.S. Bank N.A., 2.13%, 10/28/19		1,120	1,131,407
UA Finance BVI Ltd., 6.90%, 5/02/18	CNH	28,000	4,571,699
UBS AG:
1.80%, 3/26/18	USD	2,025	2,030,465

Corporate Bonds		Par (000)	Value
Banks (concluded)
2.35%, 3/26/20	USD	800	$803,578
UBS Group AG:
5.75% (b)(g)	EUR	1,225	1,433,951
7.00% (b)(g)	USD	900	940,995
Wachovia Corp., 5.75%, 2/01/18		2,350	2,620,741
Wells Fargo & Co.:
3.68%, 6/15/16 (c)		650	671,168
5.13%, 9/15/16		950	1,002,328
2.10%, 5/08/17		1,200	1,225,746
1.40%, 9/08/17		700	702,929
3.50%, 3/08/22		1,200	1,257,466
3.30%, 9/09/24		500	507,401
3.00%, 2/19/25		455	448,677
4.10%, 6/03/26		500	518,221
5.38%, 2/07/35		540	636,563
5.38%, 11/02/43		850	962,719
5.61%, 1/15/44		1,550	1,803,605
4.65%, 11/04/44		460	469,637
3.90%, 5/01/45		580	561,961
Westpac Banking Corp.:
1.20%, 5/19/17		1,840	1,844,142
4.88%, 11/19/19		600	673,304
Woori Bank, 2.63%, 7/22/20		600	606,331

			426,120,602
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,442,324
Anheuser-Busch InBev Finance, Inc.:
3.70%, 2/01/24		1,130	1,190,741
4.63%, 2/01/44		330	358,740
Anheuser-Busch InBev NV, 4.00%, 9/24/25	GBP	480	803,770
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	USD	1,880	1,894,316
5.38%, 1/15/20		750	859,501
2.50%, 7/15/22		825	813,417
8.20%, 1/15/39		350	545,819
The Coca-Cola Co.:
1.15%, 4/01/18		1,700	1,701,027
1.65%, 11/01/18		1,000	1,015,202
2.50%, 4/01/23		535	533,818
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43		250	283,716
Constellation Brands, Inc.:
7.25%, 9/01/16		200	214,480
6.00%, 5/01/22		350	400,750
4.25%, 5/01/23		500	514,375
Cott Beverages, Inc.:
6.75%, 1/01/20 (a)		400	419,000
5.38%, 7/01/22 (a)		100	96,130
Diageo Capital PLC:
1.50%, 5/11/17		1,000	1,009,196
2.63%, 4/29/23		480	473,490
Diageo Investment Corp., 7.45%, 4/15/35		350	502,864
PepsiCo, Inc.:
1.25%, 8/13/17		675	677,520
5.00%, 6/01/18		770	853,481
3.00%, 8/25/21		1,250	1,304,601
2.75%, 3/05/22		1,270	1,293,345
3.60%, 3/01/24		615	652,945
2.75%, 4/30/25		800	785,167
3.60%, 8/13/42		1,125	1,061,242
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		1,560	1,591,857

			23,292,834

24	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Biotechnology — 0.0%
Amgen, Inc.:
5.50%, 12/07/26	GBP	350	$654,715
5.38%, 5/15/43	USD	950	1,073,821
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,115	1,142,051
3.50%, 2/01/25		385	399,292
4.80%, 4/01/44		170	186,801
4.50%, 2/01/45		1,460	1,538,033

			4,994,713
Building Products — 0.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (a)		150	156,375
Aguila 3 SA, 7.88%, 1/31/18 (a)		350	353,500
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		490	504,700
Astaldi SpA, 7.13%, 12/01/20	EUR	1,765	2,133,442
Building Materials Corp. of America:
6.75%, 5/01/21 (a)	USD	300	318,750
5.38%, 11/15/24 (a)		720	738,000
CCCI Treasure Ltd., 3.50% (b)(g)		3,000	3,012,150
Griffon Corp., 5.25%, 3/01/22		175	176,750
Hanson Ltd., 6.13%, 8/15/16		125	131,563
HD Supply, Inc., 5.25%, 12/15/21 (a)		3,098	3,214,175
Lafarge SA:
6.50%, 7/15/16		450	476,181
5.88%, 7/09/19	EUR	367	491,814
7.13%, 7/15/36	USD	75	97,875
Masco Corp.:
6.13%, 10/03/16		550	580,525
7.13%, 3/15/20		100	116,750
Masonite International Corp., 5.63%, 3/15/23 (a)		360	376,200
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,685	1,651,300
USG Corp.:
9.75%, 1/15/18		2,070	2,396,025
5.88%, 11/01/21 (a)		1,368	1,467,180
5.50%, 3/01/25 (a)		184	193,200

			18,586,455
Capital Markets — 1.3%
American Capital Ltd., 6.50%, 9/15/18 (a)		2,463	2,561,828
Ameriprise Financial, Inc., 4.00%, 10/15/23		780	838,044
The Bank of New York Mellon Corp.:
4.95% (b)(g)		21,735	21,732,740
2.40%, 1/17/17		1,000	1,024,304
2.20%, 5/15/19		1,650	1,672,968
2.30%, 9/11/19		365	370,314
3.55%, 9/23/21		480	509,561
3.65%, 2/04/24		830	882,242
The Charles Schwab Corp.:
4.45%, 7/22/20		550	615,733
3.00%, 3/10/25		270	271,664
Credit Suisse:
1.38%, 5/26/17		3,370	3,371,149
1.70%, 4/27/18		2,190	2,183,270
2.30%, 5/28/19		1,500	1,509,711
5.30%, 8/13/19		750	846,484
3.00%, 10/29/21		580	587,601
3.63%, 9/09/24		2,000	2,047,654
Credit Suisse AG, 6.50%, 8/08/23 (a)		10,000	11,418,050
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	480,713
Deutsche Bank AG, 1.35%, 3/17/25	EUR	400	433,643
E*TRADE Financial Corp., 5.38%, 11/15/22	USD	1,108	1,177,250
Eco-Bat Finance PLC:
7.75%, 2/15/17	EUR	1,110	1,237,017

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
7.75%, 2/15/17	EUR	863	$961,753
Franklin Resources, Inc., 2.85%, 3/30/25	USD	800	794,803
The Goldman Sachs Group, Inc.:
5.70% (b)(g)		10,000	10,050,000
5.75%, 10/01/16		800	851,234
6.25%, 9/01/17		2,808	3,102,169
2.38%, 1/22/18		2,140	2,177,914
2.90%, 7/19/18		930	958,372
2.55%, 10/23/19		630	637,111
2.60%, 4/23/20		1,500	1,506,336
5.25%, 7/27/21		1,450	1,640,810
3.85%, 7/08/24		2,180	2,250,571
6.13%, 2/15/33		970	1,210,444
6.75%, 10/01/37		440	552,687
6.25%, 2/01/41		2,120	2,676,053
4.80%, 7/08/44		350	372,030
5.38%, 12/10/49 (b)		17,295	17,277,705
Haitong International Finance Hold, 3.50%, 4/14/20		1,500	1,496,250
Invesco Finance PLC:
3.13%, 11/30/22		370	373,210
4.00%, 1/30/24		1,010	1,067,496
KCG Holdings, Inc., 6.88%, 3/15/20 (a)		150	143,625
Morgan Stanley:
5.55% (b)(g)		9,450	9,497,250
5.45%, 1/09/17		930	991,772
5.55%, 4/27/17		2,700	2,911,583
6.63%, 4/01/18		2,726	3,088,056
2.13%, 4/25/18		4,020	4,052,546
2.38%, 7/23/19		1,000	1,003,275
2.65%, 1/27/20		1,000	1,011,419
5.75%, 1/25/21		2,370	2,748,371
3.88%, 4/29/24		860	890,321
3.70%, 10/23/24		555	567,659
4.35%, 9/08/26		550	560,301
6.38%, 7/24/42		1,470	1,899,771
4.30%, 1/27/45		665	653,916
Northern Trust Corp., 3.38%, 8/23/21		870	927,281
Ocean Wealth Ltd.:
5.38%, 3/24/17	CNH	5,000	807,873
5.50%, 7/07/17		5,000	805,940
State Street Corp.:
4.38%, 3/07/21	USD	500	559,193
3.10%, 5/15/23		1,040	1,046,192
TD Ameritrade Holding Corp., 2.95%, 4/01/22		900	909,849
UBS AG:
1.38%, 8/14/17		1,200	1,199,376
5.88%, 12/20/17		970	1,074,890
5.75%, 4/25/18		750	839,323
5.13%, 5/15/24		475	492,461
4.75%, 2/12/26 (b)	EUR	860	1,068,691
Walter Investment Management Corp., 7.88%, 12/15/21	USD	225	201,375

			145,681,197
Chemicals — 0.4%
Air Products & Chemicals, Inc., 1.20%, 10/15/17		500	500,263
Airgas, Inc., 2.95%, 6/15/16		630	642,669
Ashland, Inc.:
3.00%, 3/15/16		100	100,688
3.88%, 4/15/18		1,212	1,248,360
4.75%, 8/15/22		425	435,625

BLACKROCK FUNDS II	APRIL 30, 2015	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
Axalta Coating Systems U.S. Holdings,
Inc./Axalta Coating Systems Dutch Holding, Class B, 7.38%, 5/01/21 (a)	USD	1,080	$1,171,800
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		50	51,125
Chemtura Corp., 5.75%, 7/15/21		2,000	2,067,500
The Dow Chemical Co., 4.38%, 11/15/42		540	530,178
Eagle Spinco, Inc., 4.63%, 2/15/21		200	202,500
Eastman Chemical Co., 4.65%, 10/15/44		180	185,207
EI du Pont de Nemours & Co.:
3.63%, 1/15/21		1,065	1,140,907
6.50%, 1/15/28		400	517,536
Evolution Escrow Issuer LLC, 7.50%, 3/15/22 (a)		275	278,437
Formosa Group Cayman Ltd., 3.38%, 4/22/25		2,000	1,947,700
Gcb Mpm Escrow Llc (Escrow), 0.00%, 10/15/20		450	0
Huntsman International LLC:
4.88%, 11/15/20		2,760	2,787,600
8.63%, 3/15/21		40	42,400
5.13%, 4/15/21	EUR	1,153	1,375,563
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)	USD	200	203,500
5.88%, 2/15/19 (a)		4,270	4,323,375
LyondellBasell Industries NV, 4.63%, 2/26/55		290	280,728
Momentive Performance Materials, Inc., 3.88%, 10/24/21		450	402,750
Monsanto Co.:
2.75%, 4/15/16		605	616,652
4.20%, 7/15/34		695	723,334
4.40%, 7/15/44		835	853,413
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		382	402,533
Platform Specialty Products Corp., 6.50%, 2/01/22 (a)		1,821	1,902,945
PolyOne Corp., 5.25%, 3/15/23		200	208,500
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/20		500	559,542
3.63%, 3/15/24		825	862,862
5.63%, 12/01/40		200	245,463
PPG Industries, Inc.:
1.90%, 1/15/16		175	176,309
6.65%, 3/15/18		230	261,069
1.40%, 3/13/27	EUR	380	418,905
5.50%, 11/15/40	USD	335	400,101
Praxair, Inc.:
4.50%, 8/15/19		750	825,752
2.45%, 2/15/22		665	661,863
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	709	826,950
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)	USD	100	88,000
The Sherwin-Williams Co., 1.35%, 12/15/17		500	500,215
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19		5,768	5,897,544
TPC Group, Inc., 8.75%, 12/15/20 (a)		300	286,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	725	822,208
Tronox Finance LLC, 6.38%, 8/15/20	USD	200	196,000
WR Grace & Co., 5.13%, 10/01/21 (a)		200	208,500
Yingde Gases Investment Ltd., 8.13%, 4/22/18		2,500	2,344,600

			40,726,171
Commercial Services — 0.0%
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)		58	58,000
Commercial Services & Supplies — 0.2%
AA Bond Co. Ltd.:
9.50%, 7/31/19	GBP	373	631,902
5.50%, 7/31/22		1,275	1,986,469
ACCO Brands Corp., 6.75%, 4/30/20	USD	100	105,250

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
The ADT Corp.:
2.25%, 7/15/17	USD	350	$348,250
4.13%, 4/15/19		75	76,170
6.25%, 10/15/21		925	994,375
3.50%, 7/15/22		150	141,375
4.13%, 6/15/23		75	71,625
4.88%, 7/15/42		175	146,125
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (a)		400	387,000
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (f)	EUR	2,242	2,730,930
Cenveo Corp., 6.00%, 8/01/19 (a)	USD	300	279,000
Clean Harbors, Inc.:
5.25%, 8/01/20		450	463,500
5.13%, 6/01/21		100	102,000
Covanta Holding Corp., 5.88%, 3/01/24		1,690	1,749,150
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		325	334,750
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		407	436,003
6.38%, 10/15/17 (a)		470	524,330
Experian Finance PLC, 3.50%, 10/15/21	GBP	790	1,280,350
GCL Holdings SCA, 9.38%, 4/15/18	EUR	1,000	1,171,134
ICTSI Treasury BV, 4.63%, 1/16/23	USD	1,900	1,909,500
IVS F. SpA, 7.13%, 4/01/20	EUR	483	573,521
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)	USD	1,150	1,236,250
Mobile Mini, Inc., 7.88%, 12/01/20		1,211	1,271,550
Modular Space Corp., 10.25%, 1/31/19 (a)		3,130	2,535,300
Royal Capital BV, 6.25% (b)(g)		2,150	2,270,937
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		3,200	3,240,000
Tervita Corp., 8.00%, 11/15/18 (a)		100	92,750
West Corp., 5.38%, 7/15/22 (a)		425	409,594

			27,499,090
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.10%, 3/03/17		1,325	1,333,689
2.13%, 3/01/19		1,750	1,781,129
5.90%, 2/15/39		820	1,009,796
5.50%, 1/15/40		250	295,959
Harris Corp., 5.05%, 4/27/45		115	115,232
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		150	164,625
7.63%, 6/15/21		500	557,500
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		833	837,165
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		450	466,313
7.25%, 10/15/20		4,716	4,862,785
7.50%, 4/01/21		125	129,844
5.50%, 8/01/23		1,320	1,242,450
Motorola Solutions, Inc., 5.50%, 9/01/44		180	179,187
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)		400	407,000
ViaSat, Inc., 6.88%, 6/15/20		100	106,331

			13,489,005
Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		365	395,668
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	2,409	2,529,127
Abengoa Greenfield SA, 6.50%, 10/01/19 (a)	USD	1,075	1,007,813
AECOM:
5.75%, 10/15/22 (a)		350	362,250
5.88%, 10/15/24 (a)		1,032	1,069,038
China City Construction International Co. Ltd., 5.35%, 7/03/17	CNH	20,000	3,196,863

26	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Construction & Engineering (concluded)
Obrascon Huarte Lain SA, 5.50%, 3/15/23	EUR	1,775	$1,933,269
Officine Maccaferri SpA, 5.75%, 6/01/21		1,253	1,407,069
Pratama Agung Pte Ltd., 6.25%, 2/24/20	USD	2,000	1,961,848

			13,862,945
Construction Materials — 0.1%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	1,296	1,524,338
Kerneos Corporate SAS, 5.75%, 3/01/21		673	801,020
Cemex SAB de CV, 5.70%, 1/11/25 (a)	USD	775	776,705
HeidelbergCement Finance Luxembourg SA, 8.00%, 1/31/17	EUR	400	504,434
Pfleiderer GmbH, 7.88%, 8/01/19		1,555	1,798,415
Vulcan Materials Co., 7.50%, 6/15/21	USD	300	355,608

			5,760,520
Consumer Finance — 0.5%
Ally Financial, Inc.:
2.75%, 1/30/17		225	224,213
5.50%, 2/15/17		625	653,125
6.25%, 12/01/17		200	214,250
3.25%, 2/13/18		250	249,687
4.75%, 9/10/18		125	129,844
3.50%, 1/27/19		150	148,875
8.00%, 3/15/20		400	474,000
4.13%, 3/30/20		200	201,000
7.50%, 9/15/20		375	439,275
5.13%, 9/30/24		2,075	2,152,813
4.63%, 3/30/25		700	697,813
8.00%, 11/01/31		6,708	8,418,540
American Express Co.:
1.55%, 5/22/18		580	579,591
2.65%, 12/02/22		590	580,585
4.05%, 12/03/42		370	356,831
American Express Credit Account Master Trust, 1.43%, 6/15/20		4,000	4,018,848
American Express Credit Corp.:
1.30%, 7/29/16		1,290	1,296,659
2.80%, 9/19/16		3,400	3,487,978
1.13%, 6/05/17		850	849,684
2.13%, 7/27/18		410	417,472
2.13%, 3/18/19		840	846,770
Capital One Bank USA N.A., 1.15%, 11/21/16		750	748,992
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	2,096,259
2.45%, 4/24/19		1,550	1,564,789
3.20%, 2/05/25		960	944,865
Capital One N.A.:
1.50%, 3/22/18		2,510	2,488,678
2.40%, 9/05/19		700	702,739
2.95%, 7/23/21		550	553,603
Cerved Group SpA, 6.38%, 1/15/20	EUR	796	942,948
Discover Bank, 4.20%, 8/08/23	USD	1,620	1,689,320
Ford Motor Credit Co. LLC:
4.21%, 4/15/16		100	102,866
3.98%, 6/15/16		100	102,919
8.00%, 12/15/16		620	684,128
1.72%, 12/06/17		4,040	4,034,485
5.00%, 5/15/18		1,030	1,121,170
2.88%, 10/01/18		930	957,775
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		895	883,813
6.88%, 4/15/22 (a)		1,351	1,290,205
Navient Corp.:
6.00%, 1/25/17		100	104,750

Corporate Bonds		Par (000)	Value
Consumer Finance (concluded)
4.63%, 9/25/17	USD	125	$127,188
8.45%, 6/15/18		1,400	1,561,980
5.50%, 1/15/19		300	304,950
8.00%, 3/25/20		625	696,087
5.00%, 10/26/20		500	487,500
7.25%, 1/25/22		175	185,500
5.50%, 1/25/23		350	336,875
6.13%, 3/25/24		650	631,313
5.88%, 10/25/24		150	141,750
5.63%, 8/01/33		75	61,125
Springleaf Finance Corp.:
6.90%, 12/15/17		425	451,563
5.25%, 12/15/19		600	604,500
7.75%, 10/01/21		250	275,000
Synchrony Financial, 1.88%, 8/15/17		665	665,951
Toyota Motor Credit Corp.:
1.25%, 10/05/17		1,000	1,003,851
2.00%, 10/24/18		990	1,009,244
2.13%, 7/18/19		1,250	1,266,731
4.25%, 1/11/21		435	483,425
Unican Ltd., 5.80%, 5/30/17	CNH	13,500	2,185,311

			59,932,001
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.27%, 12/15/19 (a)(b)	USD	500	493,125
4.25%, 1/15/22	EUR	2,640	3,027,319
Ball Corp.:
5.00%, 3/15/22	USD	400	417,000
4.00%, 11/15/23		300	294,000
Berry Plastics Corp.:
9.75%, 1/15/21		500	548,750
5.50%, 5/15/22		150	155,437
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (a)		981	993,263
Cascades, Inc., 5.50%, 7/15/22 (a)		275	278,437
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		450	473,063
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		500	502,500
Crown European Holdings SA, 4.00%, 7/15/22	EUR	518	620,897
JH-Holding Finance SA, 8.25% 8.25% Cash or xx.xxx% PIK), 12/01/22		350	406,753
Owens-Brockway Glass Container, Inc.:
7.38%, 5/15/16	USD	100	105,500
5.00%, 1/15/22 (a)		350	359,187
Progroup AG, 5.13%, 5/01/22	EUR	393	450,658
Sealed Air Corp.:
8.38%, 9/15/21 (a)	USD	150	169,125
5.25%, 4/01/23 (a)		1,450	1,515,250
5.13%, 12/01/24 (a)		374	389,895
SGD Group SAS, 5.63%, 5/15/19	EUR	1,708	1,975,556
SIG Combibloc Holdings SCA, 7.75%, 2/15/23		531	638,716
Silgan Holdings, Inc., 5.00%, 4/01/20	USD	100	103,750

			13,918,181
Distributors — 0.0%
LKQ Corp., 4.75%, 5/15/23		100	98,500
Diversified Consumer Services — 0.0%
The Cleveland Clinic Foundation, 4.86%, 1/01/14		125	124,924

BLACKROCK FUNDS II	APRIL 30, 2015	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (concluded)
Service Corp. International, 5.38%, 5/15/24	USD	1,565	$1,662,813
TUI AG, 4.50%, 10/01/19	EUR	188	222,706

			2,010,443
Diversified Financial Services — 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/19 (a)	USD	650	658,125
4.50%, 5/15/21 (a)		1,150	1,210,375
5.00%, 10/01/21 (a)		1,150	1,231,305
Aircastle Ltd.:
6.75%, 4/15/17		300	322,500
6.25%, 12/01/19		100	110,375
7.63%, 4/15/20		880	1,025,200
5.13%, 3/15/21		75	78,653
5.50%, 2/15/22		250	266,875
Ally Financial, Inc., 3.75%, 11/18/19		750	745,950
American Honda Finance Corp., 2.25%, 8/15/19		600	609,010
The Bear Stearns Cos. LLC:
6.40%, 10/02/17		810	901,318
7.25%, 2/01/18		1,430	1,639,642
BNP Paribas SA, 2.88%, 3/20/26 (b)	EUR	165	192,483
BP Capital Markets PLC:
1.85%, 5/05/17	USD	1,750	1,776,173
2.24%, 5/10/19		825	834,332
2.52%, 1/15/20		275	281,290
4.50%, 10/01/20		825	921,297
4.74%, 3/11/21		715	803,263
3.06%, 3/17/22		425	433,088
3.99%, 9/26/23		855	911,347
3.54%, 11/04/24		280	286,111
3.51%, 3/17/25		625	636,497
1.57%, 2/16/27	EUR	380	432,401
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)	USD	200	181,000
CME Group, Inc.:
3.00%, 9/15/22		560	577,153
3.00%, 3/15/25		850	854,177
5.30%, 9/15/43		225	272,535
CNH Industrial Capital LLC:
6.25%, 11/01/16		200	210,000
3.25%, 2/01/17		300	300,000
3.63%, 4/15/18		200	200,500
3.38%, 7/15/19 (a)		250	245,000
Consolidated Energy Finance SA, 6.75%, 10/15/19 (a)		500	510,000
DFC Finance Corp., 10.50%, 6/15/20 (a)		175	140,000
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/23 (a)		9,130	9,700,933
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class B, 6.13%, 11/30/19 (a)		4,273	4,561,577
Enova International, Inc., 9.75%, 6/01/21 (a)		50	49,000
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	1,400	2,234,945
General Electric Capital Corp.:
1.50%, 7/12/16	USD	1,000	1,010,404
2.30%, 4/27/17		1,470	1,508,555
2.30%, 1/14/19		730	747,376
4.63%, 1/07/21		2,170	2,437,084
3.15%, 9/07/22		790	822,286
6.75%, 3/15/32		650	893,942
5.88%, 1/14/38		840	1,091,161
6.88%, 1/10/39		530	767,975

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
General Motors Financial Co., Inc.:
2.75%, 5/15/16	USD	250	$253,156
4.75%, 8/15/17		750	791,235
3.00%, 9/25/17		750	766,800
3.50%, 7/10/19		100	102,412
4.38%, 9/25/21		1,450	1,540,451
4.25%, 5/15/23		20	20,644
Globe Luxembourg SCA, 9.63%, 5/01/18 (a)		200	188,000
Heidelbergcement Finance Luxembourg SA:
2.25%, 3/12/19	EUR	12	14,064
3.25%, 10/21/20		54	66,698
3.25%, 10/21/21		55	69,090
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	920	924,600
4.88%, 3/15/19		2,569	2,617,554
6.00%, 8/01/20		1,857	1,952,543
5.88%, 2/01/22		500	516,825
ING Bank NV:
1.80%, 3/16/18 (a)		1,150	1,155,963
5.80%, 9/25/23 (a)		1,340	1,507,767
3.50%, 11/21/23	EUR	860	1,034,912
ING Groep NV, 6.50% (b)(g)	USD	15,535	15,457,325
Intercontinental Exchange, Inc., 2.50%, 10/15/18		750	772,180
Jefferies Group LLC, 6.50%, 1/20/43		4,095	4,073,284
JPMorgan Chase & Co.:
3.45%, 3/01/16		417	426,171
3.15%, 7/05/16		3,532	3,622,829
6.00%, 1/15/18		3,257	3,628,907
4.85%, 2/01/44		1,970	2,185,701
LeasePlan Corp NV, 3.00%, 10/23/17 (a)		300	307,120
Lloyds Banking Group PLC, 7.50% (b)(g)		25,000	26,687,500
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNH	10,000	1,596,209
Moody’s Corp., 2.75%, 7/15/19	USD	1,195	1,221,037
MSCI, Inc., 5.25%, 11/15/24 (a)		457	475,280
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	645,857
2.35%, 6/15/20		400	405,270
3.40%, 11/15/23		500	524,837
The Nielsen Co Luxembourg SARL, 5.50%, 10/01/21 (a)		100	103,000
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (a)		350	368,375
7.25%, 12/15/21 (a)		200	211,740
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,000	1,109,410
6.10%, 6/10/23		250	274,642
6.00%, 12/19/23		25,700	28,147,797
5.13%, 5/28/24		5,800	5,990,489
Santander Issuances SAU, 2.50%, 3/18/25	EUR	400	450,605
Société Générale SA:
6.00% (a)(b)(g)	USD	4,500	4,288,950
5.00%, 1/17/24 (a)		350	361,040
2.63%, 2/27/25	EUR	200	226,492
4.25%, 4/14/25 (a)	USD	10,005	9,630,523
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,581,779
TMX Finance LLC /TitleMax Finance Corp., 8.50%, 9/15/18 (a)		75	53,625
Total Capital Canada Ltd., 1.45%, 1/15/18		1,300	1,307,422
Total Capital International SA:
1.55%, 6/28/17		715	724,125

28	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
3.75%, 4/10/24	USD	795	$843,583
Total Capital SA, 4.45%, 6/24/20		615	685,278
United Group BV, 7.88%, 11/15/20	EUR	1,435	1,721,665
Voya Financial, Inc.:
2.90%, 2/15/18	USD	4,200	4,325,286
5.65%, 5/15/53 (b)		15,207	15,929,333
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		2,220	2,120,100
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	8,000	1,278,509

			202,909,202
Diversified Telecommunication Services — 0.9%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)	USD	500	516,250
6.75%, 11/15/20 (a)		3,080	3,318,700
6.45%, 3/15/29		2,995	3,346,913
Altice Financing SA:
7.88%, 12/15/19 (a)		2,280	2,422,614
6.50%, 1/15/22 (a)		1,270	1,295,400
5.25%, 2/15/23	EUR	1,657	1,954,523
6.63%, 2/15/23 (a)	USD	2,127	2,190,810
Altice Finco SA, 7.63%, 2/15/25 (a)		476	485,223
Altice SA:
7.25%, 5/15/22	EUR	2,910	3,377,775
7.75%, 5/15/22 (a)	USD	4,205	4,247,092
6.25%, 2/15/25	EUR	1,179	1,327,813
7.63%, 2/15/25 (a)	USD	1,519	1,536,165
AT&T, Inc.:
2.45%, 6/30/20		440	439,507
3.90%, 3/11/24		1,670	1,739,930
2.45%, 3/15/35	EUR	245	278,022
4.30%, 12/15/42	USD	540	494,225
4.35%, 6/15/45		2,193	2,026,523
4.75%, 5/15/46		325	317,732
Avaya, Inc., 7.00%, 4/01/19 (a)		1,945	1,954,725
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (i)		1,000	50,000
CenturyLink, Inc.:
5.63%, 4/01/20		2,050	2,159,655
6.45%, 6/15/21		800	860,000
5.80%, 3/15/22		650	674,375
7.60%, 9/15/39		375	375,000
7.65%, 3/15/42		200	201,000
Cincinnati Bell, Inc., 8.38%, 10/15/20		150	159,375
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(f)		125	127,975
CommScope, Inc.:
5.00%, 6/15/21 (a)		450	450,000
5.50%, 6/15/24 (a)		1,555	1,566,663
Consolidated Communications, Inc., 6.50%, 10/01/22 (a)		1,290	1,315,800
Digicel Ltd., 6.00%, 4/15/21 (a)		3,235	3,140,247
Frontier Communications Corp.:
8.25%, 4/15/17		200	221,000
8.13%, 10/01/18		150	168,937
8.50%, 4/15/20		900	996,750
6.25%, 9/15/21		1,530	1,518,525
7.13%, 1/15/23		690	693,450
7.63%, 4/15/24		380	387,125
6.88%, 1/15/25		710	687,628
9.00%, 8/15/31		450	473,625
Koninklijke KPN NV, 7.00%, 3/28/73 (a)(b)		200	215,250
Level 3 Communications, Inc., 5.75%, 12/01/22		300	307,686

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	4,787	$5,031,137
7.00%, 6/01/20		500	535,625
8.63%, 7/15/20		250	271,250
6.13%, 1/15/21		25	26,469
5.38%, 8/15/22		2,147	2,192,624
5.63%, 2/01/23 (a)		1,103	1,130,575
5.13%, 5/01/23 (a)		1,624	1,619,940
5.38%, 5/01/25 (a)		1,723	1,720,846
Orange SA:
8.13%, 1/28/33	EUR	150	309,749
5.38%, 1/13/42	USD	540	614,711
PCCW Capital No 4 Ltd., 5.75%, 4/17/22		2,000	2,209,342
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,710	1,988,814
Qwest Corp., 6.88%, 9/15/33	USD	280	282,274
Softbank Corp., 4.50%, 4/15/20 (a)		800	819,000
Telecom Italia Capital SA:
7.00%, 6/04/18		725	808,375
7.18%, 6/18/19		225	258,750
6.38%, 11/15/33		225	242,660
6.00%, 9/30/34		600	627,000
7.20%, 7/18/36		450	515,250
7.72%, 6/04/38		125	148,438
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	1,675	2,752,205
Telecom Italia SpA:
5.88%, 5/19/23	GBP	1,350	2,281,087
5.30%, 5/30/24 (a)	USD	400	421,000
Telefonica SA, 6.00%, 7/24/17 (j)	EUR	500	651,085
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		1,689	2,052,956
6.75%, 8/15/24		1,600	2,000,921
Telstra Corp. Ltd., 3.13%, 4/07/25 (a)	USD	275	276,354
UPCB Finance III Ltd., 6.63%, 7/01/20 (a)		150	155,963
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (a)		200	203,250
4.00%, 1/15/27	EUR	825	921,720
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)	USD	500	543,125
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		150	161,250
Verizon Communications, Inc.:
2.50%, 9/15/16		5,562	5,678,429
5.15%, 9/15/23		740	835,203
3.25%, 2/17/26	EUR	460	607,832
3.85%, 11/01/42	USD	2,560	2,287,619
6.55%, 9/15/43		2,820	3,528,426
Williams Partners LP, 4.90%, 1/15/45		882	823,127
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)		200	212,500
4.00%, 7/15/20	EUR	4,197	4,772,268
4.75%, 7/15/20 (a)	USD	1,000	1,000,000
7.38%, 4/23/21 (a)		700	716,625
Windstream Corp.:
7.88%, 11/01/17		250	270,000
7.75%, 10/15/20		100	102,750
7.75%, 10/01/21		575	564,937
6.38%, 8/01/23		350	308,875

			105,502,344
Electric Utilities — 0.5%
Alabama Power Co.:
4.15%, 8/15/44		260	274,856
3.75%, 3/01/45		130	128,369
Areva SA, 4.88%, 9/23/24	EUR	50	60,774

BLACKROCK FUNDS II	APRIL 30, 2015	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Arizona Public Service Co., 4.70%, 1/15/44	USD	250	$283,513
Berkshire Hathaway Energy Co., 5.15%, 11/15/43		1,400	1,638,200
CE Energy A/S, 7.00%, 2/01/21	EUR	495	573,875
Commonwealth Edison Co.:
6.15%, 9/15/17	USD	400	446,269
3.10%, 11/01/24		800	820,691
The Connecticut Light & Power Co., 4.30%, 4/15/44		125	133,865
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (a)		2,030	2,118,305
Duke Energy Carolinas LLC:
6.05%, 4/15/38		1,305	1,739,639
3.75%, 6/01/45		90	89,654
Duke Energy Florida, Inc., 3.10%, 8/15/21		1,780	1,865,590
Duke Energy Indiana, Inc., 4.90%, 7/15/43		300	352,169
Duke Energy Progress, Inc.:
4.10%, 5/15/42		515	544,166
4.10%, 3/15/43		1,040	1,091,716
Electricite de France SA, 6.00%, 1/22/14 (a)		7,500	8,530,950
Empresa Electrica Guacolda SA, 4.56%, 4/30/25		434	433,675
EnBW Energie Baden-Wuerttemberg AG, 3.63%, 4/02/76 (b)	EUR	520	603,370
Enel Finance International NV, 5.75%, 9/14/40	GBP	300	554,259
Enel SpA:
8.75%, 9/24/73 (a)(b)	USD	250	300,875
5.00%, 1/15/75 (b)	EUR	370	449,252
Entergy Arkansas, Inc., 3.05%, 6/01/23	USD	250	253,208
Entergy Louisiana LLC, 4.05%, 9/01/23		500	543,148
Exelon Corp., 5.63%, 6/15/35		620	721,493
FirstEnergy Corp.:
2.75%, 3/15/18		50	51,071
4.25%, 3/15/23		200	207,698
7.38%, 11/15/31		350	445,929
FirstEnergy Transmission LLC, 4.35%, 1/15/25 (a)		850	896,756
Florida Power & Light Co.:
5.25%, 2/01/41		370	456,516
3.80%, 12/15/42		1,475	1,489,778
4.05%, 10/01/44		260	275,076
Gas Natural Fenosa Finance BV, 3.38%, 12/29/49 (b)	EUR	500	549,243
GDF Suez, 3.00% (b)(g)		300	349,107
Georgia Power Co.:
2.85%, 5/15/22	USD	670	677,427
5.95%, 2/01/39		470	605,281
Hero Asia Investment Ltd., 5.25% (b)(g)		1,500	1,514,369
Jersey Central Power & Light Co.:
5.63%, 5/01/16		1,400	1,456,937
4.70%, 4/01/24 (a)		330	358,858
Kentucky Utilities Co., 4.65%, 11/15/43		750	848,041
MidAmerican Energy Co.:
2.40%, 3/15/19		1,005	1,031,277
6.75%, 12/30/31		575	783,661
Mississippi Power Co., 4.25%, 3/15/42		500	504,328
Monongahela Power Co., 5.40%, 12/15/43 (a)		300	358,457
NGG Finance PLC, 4.25%, 6/18/76 (b)	EUR	1,110	1,360,482
Northern States Power Co.:
2.60%, 5/15/23	USD	845	848,113
4.13%, 5/15/44		530	562,639
NRG Yield Operating LLC, 5.38%, 8/15/24 (a)		25	25,938
NSTAR Electric Co., 4.40%, 3/01/44		250	275,838
Oglethorpe Power Corp., 4.20%, 12/01/42		400	394,157
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42		680	825,005

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
PacifiCorp:
2.95%, 6/01/23	USD	300	$305,347
5.75%, 4/01/37		560	713,498
6.35%, 7/15/38		560	760,191
PECO Energy Co., 5.95%, 10/01/36		865	1,114,018
Perusahaan Listrik Negara PT, 5.50%, 11/22/21		3,348	3,632,580
Potomac Electric Power Co., 4.15%, 3/15/43		750	790,350
PPL Capital Funding, Inc., 5.00%, 3/15/44		300	342,772
PPL Energy Supply LLC, 4.60%, 12/15/21		100	93,520
Progress Energy, Inc., 5.63%, 1/15/16		701	724,514
Public Service Co. of Colorado, 4.30%, 3/15/44		250	274,303
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	325,176
5.64%, 4/15/41		250	314,731
RJS Power Holdings LLC, 5.13%, 7/15/19 (a)		400	393,000
Sierra Pacific Power Co., 3.38%, 8/15/23		580	605,300
Southern California Edison Co.:
3.50%, 10/01/23		760	805,053
6.05%, 3/15/39		665	881,873
4.50%, 9/01/40		450	497,181
4.65%, 10/01/43		300	343,021
The Southern Co., 2.45%, 9/01/18		1,065	1,094,382
SSE PLC, 5.03% (b)(g)	EUR	1,120	1,277,715
Viridian Group Fundco II Ltd., 7.50%, 3/01/20		720	828,664
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	568,615

			58,389,667
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18		3,350	3,485,407
Belden, Inc., 5.50%, 9/01/22 (a)		75	77,063
Emerson Electric Co., 4.88%, 10/15/19		675	759,108
General Cable Corp., 5.75%, 10/01/22		175	160,125
GrafTech International Ltd., 6.38%, 11/15/20		413	353,115
Rockwell Automation, Inc., 2.88%, 3/01/25		300	300,474

			5,135,292
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23	EUR	2,749	3,314,363
Corning, Inc.:
1.45%, 11/15/17	USD	250	251,501
4.75%, 3/15/42		200	213,558
Flextronics International Ltd.:
4.63%, 2/15/20		100	104,500
5.00%, 2/15/23		50	53,250
Rexel SA, 6.13%, 12/15/19 (a)		403	418,113
Viasystems, Inc., 7.88%, 5/01/19 (a)		100	105,250
Zebra Technologies Corp., 7.25%, 10/15/22 (a)		450	486,000

			4,946,535
Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20		225	219,937
Baker Hughes, Inc., 5.13%, 9/15/40		425	478,749
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		3,405	3,090,037
CGG SA, 6.50%, 6/01/21		200	162,000
Ensco PLC:
4.50%, 10/01/24		450	443,343
5.75%, 10/01/44		110	108,523
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		2,350	2,338,250
Gulfmark Offshore, Inc., 6.38%, 3/15/22		100	79,000
Halliburton Co.:
2.00%, 8/01/18		500	505,039
3.50%, 8/01/23		645	664,243
4.75%, 8/01/43		1,525	1,649,565

30	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Key Energy Services, Inc., 6.75%, 3/01/21	USD	75	$49,875
McDermott International, Inc., 8.00%, 5/01/21 (a)		200	174,938
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	102,250
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.38%, 1/15/22 (a)		100	92,000
Pelabuhan Indonesia II PT, 4.25%, 5/05/25		425	414,864
PHI, Inc., 5.25%, 3/15/19		100	96,500
Seventy Seven Energy, Inc., 6.50%, 7/15/22		333	190,643
Transocean, Inc.:
5.05%, 12/15/16		500	519,400
3.00%, 10/15/17	USD	467	450,655
6.00%, 3/15/18		866	863,835
6.38%, 12/15/21		1,000	881,250
6.80%, 3/15/38		550	420,750
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	3,657	4,432,715

			18,428,361
Food & Staples Retailing — 0.2%
Brakes Capital, 7.13%, 12/15/18	GBP	1,000	1,565,813
Casino Guichard Perrachon SA, 2.80%, 8/05/26	EUR	200	241,129
Costco Wholesale Corp., 1.70%, 12/15/19	USD	625	623,269
CVS Health Corp., 5.30%, 12/05/43		160	191,220
Ingles Markets, Inc., 5.75%, 6/15/23		300	312,000
Rite Aid Corp.:
8.00%, 8/15/20		250	263,913
6.75%, 6/15/21		250	264,687
6.13%, 4/01/23 (a)		2,381	2,467,311
Sysco Corp.:
2.35%, 10/02/19		1,100	1,120,566
4.50%, 10/02/44		500	517,224
Tesco PLC:
2.70%, 1/05/17 (a)		250	252,203
6.15%, 11/15/37 (a)		450	461,604
Wal-Mart Stores, Inc.:
1.13%, 4/11/18		1,000	1,001,186
4.13%, 2/01/19		1,350	1,475,642
4.25%, 4/15/21		1,000	1,122,365
7.55%, 2/15/30		445	656,390
5.25%, 9/01/35		645	781,632
6.50%, 8/15/37		605	828,174
6.20%, 4/15/38		365	486,110
5.63%, 4/15/41		1,785	2,246,983
4.00%, 4/11/43		2,280	2,329,508
4.30%, 4/22/44		672	723,923

			19,932,852
Food Products — 0.2%
Aramark Services Inc, 5.75%, 3/15/20		1,608	1,676,340
Archer-Daniels-Midland Co., 5.77%, 3/01/41		395	503,537
B&G Foods, Inc., 4.63%, 6/01/21		225	225,563
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	706	1,128,444
Bestfoods, 6.63%, 4/15/28	USD	125	165,442
Boparan Finance PLC:
4.38%, 7/15/21	EUR	220	225,412
5.50%, 7/15/21	GBP	1,027	1,387,263
Bumble Bee Holdings, Inc., 9.00%, 12/15/17 (a)	USD	92	96,554
Dean Foods Co., 6.50%, 3/15/23 (a)		250	257,500
Diamond Foods, Inc., 7.00%, 3/15/19 (a)		1,590	1,645,650
Findus Bondco SA, 9.13%, 7/01/18	EUR	1,100	1,301,525
FPC Finance Ltd., 6.00%, 6/28/19	USD	1,000	1,081,900

Corporate Bonds		Par (000)	Value
Food Products (concluded)
FPC Treasury Ltd., 4.50%, 4/16/23	USD	1,500	$1,481,861
General Mills, Inc., 5.40%, 6/15/40		130	150,489
HJ Heinz Co.:
4.25%, 10/15/20		775	794,375
4.88%, 2/15/25 (a)		1,500	1,638,000
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	106,250
7.25%, 6/01/21 (a)		100	105,500
7.25%, 6/01/21 (a)		100	105,500
5.88%, 7/15/24 (a)		500	510,000
Kraft Foods Group, Inc., 5.00%, 6/04/42		380	406,103
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)		135	138,375
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		500	505,750
7.38%, 2/15/22		500	518,750
6.00%, 12/15/22 (a)		100	97,500
R&R Ice Cream PLC:
9.25% (9.25% Cash or 10.00% PIK), 5/15/18 (f)	EUR	3,163	3,577,649
4.75%, 5/15/20		105	121,878
5.50%, 5/15/20	GBP	105	165,808
Smithfield Foods, Inc., 6.63%, 8/15/22	USD	1,471	1,585,003
The WhiteWave Foods Co., 5.38%, 10/01/22		475	510,625
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (a)		3,110	3,151,304

			25,365,850
Gas Utilities — 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20		200	212,250
Atmos Energy Corp., 4.15%, 1/15/43		395	406,029
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,362,146

			2,980,425
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
2.95%, 3/15/25		705	707,001
6.00%, 4/01/39		435	568,839
Alere, Inc., 7.25%, 7/01/18		1,210	1,284,113
Baxter International, Inc.:
1.85%, 6/15/18		670	674,475
3.20%, 6/15/23		565	564,753
4.50%, 6/15/43		535	562,803
Biomet, Inc., 6.50%, 8/01/20		700	741,125
Covidien International Finance SA:
3.20%, 6/15/22		445	460,004
6.55%, 10/15/37		165	224,814
Hologic, Inc., 6.25%, 8/01/20		1,674	1,734,683
Medtronic, Inc.:
1.38%, 4/01/18		1,000	1,003,446
3.15%, 3/15/22 (a)		1,545	1,595,914
3.63%, 3/15/24		805	853,235
4.38%, 3/15/35 (a)		315	332,816
4.00%, 4/01/43		855	842,141
4.63%, 3/15/45 (a)		2,975	3,204,444
4.63%, 3/15/45		330	355,451
St Jude Medical, Inc.:
3.25%, 4/15/23		345	351,466
4.75%, 4/15/43		450	479,363
Stryker Corp.:
3.38%, 5/15/24		635	648,790
4.38%, 5/15/44		600	609,262
Universal Hospital Services, Inc., 7.63%, 8/15/20		200	175,500

BLACKROCK FUNDS II	APRIL 30, 2015	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (concluded)
Zimmer Holdings, Inc., 2.00%, 4/01/18	USD	405	$408,613

			18,383,051
Health Care Providers & Services — 0.6%
3AB Optique Developement SAS, 5.63%, 4/15/19	EUR	605	665,738
Acadia Healthcare Co., Inc., 5.63%, 2/15/23 (a)	USD	154	157,465
Aetna, Inc.:
1.75%, 5/15/17		1,624	1,641,182
2.20%, 3/15/19		760	765,704
2.75%, 11/15/22		700	696,889
4.13%, 11/15/42		1,080	1,094,878
AmerisourceBergen Corp.:
3.40%, 5/15/24		535	549,091
4.25%, 3/01/45		500	501,579
Amsurg Corp., 5.63%, 7/15/22		2,465	2,502,468
Anthem, Inc.:
2.38%, 2/15/17		2,033	2,074,585
5.88%, 6/15/17		683	745,781
1.88%, 1/15/18		780	785,305
4.65%, 8/15/44		520	547,372
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		428	444,585
Care UK Health & Social Care PLC, 5.57%, 7/15/19 (b)	GBP	1,337	1,975,321
Centene Corp., 4.75%, 5/15/22	USD	557	586,243
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,645	1,706,687
8.00%, 11/15/19		1,400	1,484,000
7.13%, 7/15/20		200	214,500
5.13%, 8/01/21		175	181,125
6.88%, 2/01/22		3,056	3,243,180
DaVita HealthCare Partners, Inc.:
5.75%, 8/15/22		500	531,250
5.13%, 7/15/24		2,443	2,486,058
5.00%, 5/01/25		1,453	1,450,276
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		949	992,132
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		1,421	1,442,315
ExamWorks Group, Inc., 5.63%, 4/15/23		559	577,167
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		200	218,500
4.13%, 10/15/20 (a)		400	407,000
5.88%, 1/31/22 (a)		500	547,500
HCA Holdings, Inc.:
6.25%, 2/15/21		125	136,500
7.75%, 5/15/21		1,760	1,874,400
HCA, Inc.:
6.50%, 2/15/16		500	518,125
8.00%, 10/01/18		100	116,250
3.75%, 3/15/19		200	206,000
6.50%, 2/15/20		3,289	3,749,460
7.50%, 2/15/22		2,650	3,100,500
5.88%, 5/01/23		2,344	2,534,450
5.00%, 3/15/24		315	334,751
5.38%, 2/01/25		2,285	2,399,250
5.25%, 4/15/25		450	487,687
HealthSouth Corp., 5.75%, 11/01/24		1,256	1,325,080
IDH Finance PLC, 6.00%, 12/01/18	GBP	570	890,256
Kindred Healthcare, Inc.:
8.00%, 1/15/20 (a)	USD	500	539,400
6.38%, 4/15/22		100	103,000
8.75%, 1/15/23 (a)		100	111,250

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/01/18	USD	700	$753,375
LifePoint Hospitals, Inc., 5.50%, 12/01/21		300	315,330
Mallinckrodt International Finance SA, 4.75%, 4/15/23		200	191,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		359	364,834
5.50%, 4/15/25 (a)		419	427,380
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (a)		575	595,125
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	194,670
NBTY, Inc., 9.00%, 10/01/18		100	104,000
Omnicare, Inc.:
4.75%, 12/01/22		220	240,350
5.00%, 12/01/24		139	151,510
Select Medical Corp., 6.38%, 6/01/21		100	99,560
Tenet Healthcare Corp.:
6.25%, 11/01/18		150	162,338
5.00%, 3/01/19 (a)		3,101	3,081,619
5.50%, 3/01/19 (a)		300	301,875
4.75%, 6/01/20		150	152,250
6.00%, 10/01/20		1,225	1,307,687
4.38%, 10/01/21		150	148,125
8.13%, 4/01/22		3,197	3,488,726
UnitedHealth Group, Inc.:
1.88%, 11/15/16		2,070	2,104,418
2.30%, 12/15/19		435	442,591
2.88%, 3/15/23		940	949,177
5.95%, 2/15/41		765	982,995
4.63%, 11/15/41		1,075	1,168,270
4.25%, 3/15/43		940	986,758
Voyage Care Bondco PLC:
6.50%, 8/01/18	GBP	800	1,264,832
11.00%, 2/01/19		1,000	1,611,739
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	75	79,500

			71,312,769
Hotels, Restaurants & Leisure — 0.3%
AMC Entertainment, Inc., 9.75%, 12/01/20		100	108,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22 (a)		175	139,125
Carnival Corp.:
1.20%, 2/05/16		780	781,441
1.88%, 12/15/17		1,710	1,715,104
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	103,750
Cirsa Funding Luxembourg SA:
8.75%, 5/15/18	EUR	610	702,063
5.88%, 5/15/23		550	607,533
Enterprise Funding Ltd., 3.50%, 9/10/20 (j)	GBP	400	552,289
Enterprise Inns PLC, 6.88%, 2/15/21		360	569,174
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	2,240	2,363,200
International Game Technology, 7.50%, 6/15/19		400	427,189
International Game Technology PLC:
4.13%, 2/15/20	EUR	900	1,023,198
5.63%, 2/15/20 (a)	USD	200	197,225
6.25%, 2/15/22 (a)		1,000	987,500

32	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
4.75%, 2/15/23	EUR	1,050	$1,192,257
6.50%, 2/15/25 (a)	USD	600	582,000
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	4,078	4,018,061
McDonald’s Corp.:
5.35%, 3/01/18	USD	1,415	1,573,740
3.25%, 6/10/24		735	759,245
6.30%, 10/15/37		665	840,067
Merlin Entertainments PLC, 2.75%, 3/15/22	EUR	750	838,980
MGM Resorts International:
10.00%, 11/01/16	USD	425	469,625
7.63%, 1/15/17		100	107,480
8.63%, 2/01/19		1,868	2,150,535
5.25%, 3/31/20		125	127,500
6.75%, 10/01/20		1,710	1,840,387
6.63%, 12/15/21		150	160,500
7.75%, 3/15/22		125	140,313
6.00%, 3/15/23		650	673,156
NCL Corp. Ltd., 5.25%, 11/15/19 (a)		150	154,500
Pinnacle Entertainment, Inc.:
7.50%, 4/15/21		100	105,750
6.38%, 8/01/21		555	589,687
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	1,441	1,703,079
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	300	319,313
Sabre GLBL, Inc., 5.38%, 4/15/23 (a)		486	495,720
Scientific Games International, Inc., 7.00%, 1/01/22 (a)		400	417,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,450	1,497,125
Snai SpA, 7.63%, 6/15/18	EUR	559	655,919
Starbucks Corp., 3.85%, 10/01/23	USD	465	504,060
Viking Cruises Ltd., 8.50%, 10/15/22 (a)		50	55,435
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	614	1,009,080
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.38%, 3/15/22	USD	650	661,375
4.25%, 5/30/23 (a)		50	47,250
5.50%, 3/01/25 (a)		600	602,250

			34,568,930
Household Durables — 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		436	458,890
APX Group, Inc., 6.38%, 12/01/19		400	399,000
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		100	104,750
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		150	155,250
DR Horton, Inc.:
3.75%, 3/01/19		350	354,375
4.00%, 2/15/20		170	172,550
Jarden Corp.:
7.50%, 5/01/17		100	110,375
1.88%, 9/15/18 (j)		460	763,025
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		1,451	1,519,923
KB Home:
4.75%, 5/15/19		227	225,297
7.00%, 12/15/21		716	746,430
Lennar Corp, 4.50%, 11/15/19		641	660,230
Lennar Corp.:
4.75%, 12/15/17		640	668,800
4.50%, 6/15/19		450	463,500
4.75%, 11/15/22		100	101,125

Corporate Bonds		Par (000)	Value
Household Durables (concluded)
4.75%, 5/30/25	USD	175	$173,687
Magnolia BC SA, 9.00%, 8/01/20	EUR	2,406	2,890,744
PulteGroup, Inc., 6.38%, 5/15/33	USD	395	408,825
The Ryland Group, Inc., 6.63%, 5/01/20		1,035	1,125,563
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (a)		553	568,152
6.13%, 4/01/25 (a)		559	572,975
Standard Pacific Corp.:
8.38%, 5/15/18		2,070	2,377,913
8.38%, 1/15/21		1,735	2,029,950
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		100	100,250

			17,151,579
Household Products — 0.1%
Argos Merger Sub, Inc., 7.13%, 3/15/23 (a)		655	687,750
Colgate-Palmolive Co.:
1.30%, 1/15/17		540	545,296
3.25%, 3/15/24		455	476,944
HRG Group, Inc., 7.88%, 7/15/19		125	132,797
Kimberly-Clark Corp.:
3.88%, 3/01/21		200	219,497
2.40%, 6/01/23		670	660,493
2.65%, 3/01/25		135	134,120
5.30%, 3/01/41		615	748,522
The Procter & Gamble Co.:
4.70%, 2/15/19		500	557,999
5.55%, 3/05/37		465	600,802
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		400	421,000
5.75%, 10/15/20		3,632	3,795,440
6.88%, 2/15/21		355	372,972
RSI Home Products, Inc., 6.50%, 3/15/23 (a)		150	156,375
Spectrum Brands, Inc.:
6.38%, 11/15/20		941	997,460
6.63%, 11/15/22		2,290	2,450,300
6.13%, 12/15/24 (a)		827	876,620
Stena AB, 7.00%, 2/01/24 (a)		200	192,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		1,116	1,182,960

			15,209,347
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.:
8.00%, 6/01/20		200	233,000
7.38%, 7/01/21		900	1,001,529
4.88%, 5/15/23		150	146,156
5.50%, 3/15/24		200	200,000
Calpine Corp.:
6.00%, 1/15/22 (a)		623	658,823
5.38%, 1/15/23		1,453	1,465,714
7.88%, 1/15/23 (a)		188	206,800
5.88%, 1/15/24 (a)		545	583,150
5.75%, 1/15/25		1,146	1,151,787
DPL, Inc., 7.25%, 10/15/21		150	162,000
Dynegy, Inc.:
6.75%, 11/01/19 (a)		1,890	1,975,050
7.38%, 11/01/22 (a)		1,365	1,453,725
5.88%, 6/01/23		100	98,750
7.63%, 11/01/24 (a)		300	322,500
Enel Finance International NV, 6.00%, 10/07/39 (a)		240	281,507
GenOn Energy, Inc.:
7.88%, 6/15/17		300	300,750

BLACKROCK FUNDS II	APRIL 30, 2015	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
9.50%, 10/15/18	USD	300	$311,250
9.88%, 10/15/20		100	103,100
InterGen NV, 7.00%, 6/30/23 (a)		200	192,500
NRG Energy, Inc.:
7.63%, 1/15/18		250	276,875
8.25%, 9/01/20		250	263,750
7.88%, 5/15/21		848	906,003
6.25%, 7/15/22		675	700,313
6.63%, 3/15/23		150	157,875
6.25%, 5/01/24		1,029	1,052,153
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18		483	562,463
TerraForm Power Operating LLC, 5.88%, 2/01/23 (a)		320	333,600

			15,101,123
Industrial Conglomerates — 0.0%
3M Co., 3.88%, 6/15/44		300	309,805
General Electric Co.:
5.25%, 12/06/17		605	666,583
4.13%, 10/09/42		230	238,636
4.50%, 3/11/44		1,135	1,245,860
Tyco Electronics Group SA, 2.35%, 8/01/19		500	503,699

			2,964,583
Insurance — 0.6%
ACE INA Holdings, Inc.:
2.70%, 3/13/23		940	934,980
3.35%, 5/15/24		840	872,822
Aflac, Inc.:
2.65%, 2/15/17		400	411,146
3.63%, 6/15/23		900	950,452
3.63%, 11/15/24		800	833,014
3.25%, 3/17/25		1,000	1,006,633
6.90%, 12/17/39		200	268,948
AIA Group Ltd., 2.25%, 3/11/19 (a)		780	781,633
The Allstate Corp.:
3.15%, 6/15/23		470	484,757
4.50%, 6/15/43		710	790,024
American International Group, Inc., 4.50%, 7/16/44		415	429,583
Aon PLC, 2.88%, 5/14/26	EUR	170	215,272
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	USD	250	273,971
Aviva PLC, 6.88%, 5/20/58 (b)	GBP	430	819,711
AXA SA, 5.63%, 1/16/54 (b)		500	846,317
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,372,701
Berkshire Hathaway Finance Corp.:
1.60%, 5/15/17		420	425,868
1.30%, 5/15/18		1,110	1,113,826
3.00%, 5/15/22		550	569,567
Berkshire Hathaway, Inc.:
1.90%, 1/31/17		1,250	1,275,769
1.55%, 2/09/18		750	759,073
3.75%, 8/15/21		610	664,424
4.50%, 2/11/43		1,130	1,245,179
The Chubb Corp.:
5.75%, 5/15/18		2,020	2,279,352
6.50%, 5/15/38		505	697,539
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	16,372,796
Generali Finance BV, 5.48% (b)(g)	EUR	200	233,834
Genworth Holdings, Inc.:
6.52%, 5/22/18	USD	150	158,250
4.80%, 2/15/24		5,310	4,586,513
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,929,840

Corporate Bonds		Par (000)	Value
Insurance (concluded)
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	USD	2,330	$2,479,819
International Lease Finance Corp.:
5.75%, 5/15/16		400	413,500
6.75%, 9/01/16 (a)		817	863,977
8.75%, 3/15/17		750	833,325
8.88%, 9/01/17		100	113,625
3.88%, 4/15/18		100	102,250
6.25%, 5/15/19		325	359,125
8.25%, 12/15/20		150	183,750
4.63%, 4/15/21		148	156,140
8.63%, 1/15/22		150	191,625
5.88%, 8/15/22		375	422,813
Jackson National Life Global Funding, 2.30%, 4/16/19 (a)		2,800	2,830,366
Loews Corp.:
2.63%, 5/15/23		500	489,305
4.13%, 5/15/43		250	242,883
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17		2,050	2,086,127
MetLife, Inc.:
6.75%, 6/01/16		500	531,260
1.76%, 12/15/17		1,140	1,154,411
4.37%, 9/15/23		860	948,659
6.38%, 6/15/34		720	953,749
4.88%, 11/13/43		1,980	2,247,247
PartnerRe Finance B LLC, 5.50%, 6/01/20		250	283,061
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	425	663,350
Principal Life Global Funding II, 2.20%, 4/08/20 (a)	USD	1,500	1,505,736
The Progressive Corp.:
3.75%, 8/23/21		500	539,458
6.25%, 12/01/32		170	218,057
Prudential Covered Trust, 3.00%, 9/30/15 (a)		217	218,641
Prudential Financial, Inc.:
6.00%, 12/01/17		2,490	2,769,450
5.10%, 8/15/43		310	335,875
Scottish Widows PLC, 7.00%, 6/16/43	GBP	250	483,829
Swiss Reinsurance Co. via ELM BV, 5.25% (b)(g)	EUR	100	116,777
The Travelers Cos., Inc.:
5.90%, 6/02/19	USD	1,000	1,157,070
4.60%, 8/01/43		780	880,041
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	457,772
XLIT Ltd., 2.30%, 12/15/18		250	253,643

			71,090,510
Internet & Catalog Retail — 0.1%
Liberty Interactive LLC, 8.25%, 2/01/30		150	166,125
Netflix, Inc.:
5.38%, 2/01/21		100	104,500
5.50%, 2/15/22 (a)		1,157	1,217,743
5.88%, 2/15/25 (a)		279	297,135
QVC, Inc., 5.95%, 3/15/43		5,440	5,417,005

			7,202,508
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19 (a)		685	682,863
3.13%, 11/28/21 (a)		500	499,979
4.50%, 11/28/34 (a)		600	598,382
Baidu, Inc., 2.75%, 6/09/19		1,350	1,364,125
eBay, Inc.:
2.60%, 7/15/22		465	444,846
3.45%, 8/01/24		665	657,407

34	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Internet Software & Services (concluded)
Equinix, Inc.:
5.38%, 1/01/22	USD	857	$889,137
5.38%, 4/01/23		125	129,063
5.75%, 1/01/25		546	574,665
Google, Inc., 3.38%, 2/25/24		635	668,586
IAC/InterActiveCorp, 4.75%, 12/15/22		100	100,000
IAC/InterActiveCorp., 4.88%, 11/30/18		1,682	1,740,870
Open Text Corp., 5.63%, 1/15/23 (a)		1,898	1,969,175
United Group BV, 7.88%, 11/15/20	EUR	1,150	1,379,731
Verisign, Inc.:
4.63%, 5/01/23	USD	400	399,800
5.25%, 4/01/25 (a)		60	62,022
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/01/23 (a)		1,694	1,702,470

			13,863,121
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		735	739,660
International Business Machines Corp.:
1.95%, 7/22/16		1,010	1,027,105
5.70%, 9/14/17		2,135	2,364,408
1.63%, 5/15/20		600	592,331
3.63%, 2/12/24		560	583,680
5.88%, 11/29/32		435	541,560
4.00%, 6/20/42		950	916,287
MasterCard, Inc., 2.00%, 4/01/19		1,605	1,632,096
Rolta Americas LLC, 8.88%, 7/24/19 (a)		1,065	923,887
SunGard Data Systems, Inc., 7.63%, 11/15/20		450	475,875

			9,796,889
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 2.00%, 4/15/25	EUR	130	152,525
Machinery — 0.2%
Amsted Industries, Inc., 5.00%, 3/15/22 (a)	USD	100	103,125
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		3,117	3,179,652
Bombardier, Inc.:
7.50%, 3/15/18 (a)		200	214,400
5.50%, 9/15/18 (a)		85	85,956
4.75%, 4/15/19 (a)		200	199,000
7.75%, 3/15/20 (a)		750	793,013
6.00%, 10/15/22 (a)		500	470,000
6.13%, 1/15/23 (a)		200	191,140
7.50%, 3/15/25 (a)		682	676,033
Case New Holland Industrial, Inc., 7.88%, 12/01/17		500	551,250
Caterpillar Financial Services Corp.:
1.75%, 3/24/17		1,912	1,943,473
7.05%, 10/01/18		1,065	1,250,520
3.75%, 11/24/23		505	540,232
Caterpillar, Inc.:
2.60%, 6/26/22		835	836,791
3.80%, 8/15/42		915	886,568
4.30%, 5/15/44		180	190,063
Cooper U.S., Inc., 6.10%, 7/01/17		930	1,024,607
Crane Co., 2.75%, 12/15/18		370	379,633
Deere & Co.:
5.38%, 10/16/29		1,395	1,706,368
3.90%, 6/09/42		180	182,064
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	640	668,321
Hydra Dutch Holdings 2 BV, 5.51%, 4/15/19 (b)		614	634,276
Illinois Tool Works, Inc.:
1.95%, 3/01/19	USD	1,525	1,541,432

Corporate Bonds		Par (000)	Value
Machinery (concluded)
3.90%, 9/01/42	USD	525	$523,165
John Deere Capital Corp.:
2.80%, 9/18/17		1,495	1,555,413
1.95%, 12/13/18		250	254,607
1.95%, 3/04/19		930	938,831
The Manitowoc Co., Inc., 8.50%, 11/01/20		100	107,000
Oshkosh Corp., 5.38%, 3/01/25 (a)		187	194,013
Paccar Financial Corp., 0.75%, 5/16/16		505	506,050
Parker-Hannifin Corp., 3.30%, 11/21/24		800	830,397
Pentair Finance SA:
1.35%, 12/01/15		400	400,842
1.88%, 9/15/17		1,240	1,245,909
Polymer Group, Inc., 7.75%, 2/01/19		96	99,120
Selecta Group BV, 6.50%, 6/15/20	EUR	1,180	1,338,214
SPX Corp., 6.88%, 9/01/17	USD	100	109,000
Terex Corp., 6.00%, 5/15/21		316	320,740
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19		472	498,555
WESCO Distribution, Inc., 5.38%, 12/15/21		200	204,000

			27,373,773
Media — 1.1%
21st Century Fox America, Inc., 5.40%, 10/01/43		830	969,691
AMC Networks, Inc.:
7.75%, 7/15/21		1,105	1,204,450
4.75%, 12/15/22		204	207,825
Cablevision Systems Corp.:
8.63%, 9/15/17		2,310	2,604,525
7.75%, 4/15/18		2,610	2,929,725
8.00%, 4/15/20		100	114,750
5.88%, 9/15/22		1,475	1,563,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/19		250	259,687
8.13%, 4/30/20		50	52,210
7.38%, 6/01/20		350	372,750
5.25%, 3/15/21		200	202,000
6.50%, 4/30/21		900	935,213
5.25%, 9/30/22		350	349,737
5.13%, 2/15/23		200	197,690
5.13%, 5/01/23 (a)		200	198,000
5.75%, 1/15/24		125	126,563
5.38%, 5/01/25 (a)		200	196,500
5.88%, 5/01/27 (a)		1,279	1,259,815
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (a)		850	895,687
5.13%, 12/15/21 (a)		940	941,363
5.13%, 12/15/21 (a)		250	250,937
Cinemark USA, Inc., 4.88%, 6/01/23		150	151,680
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		500	526,250
6.50%, 11/15/22		5,586	5,907,195
6.50%, 11/15/22		2,593	2,716,167
Columbus International, Inc., 7.38%, 3/30/21 (a)		985	1,072,419
Comcast Corp.:
5.90%, 3/15/16		1,500	1,569,019
6.30%, 11/15/17		715	805,558
5.70%, 5/15/18		880	992,804
5.50%, 11/23/29	GBP	430	832,648
4.25%, 1/15/33	USD	565	586,355
4.20%, 8/15/34		2,050	2,125,495
6.95%, 8/15/37		715	968,955
4.65%, 7/15/42		1,425	1,530,540
4.75%, 3/01/44		2,220	2,432,421

BLACKROCK FUNDS II	APRIL 30, 2015	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (continued)
ComEd Financing III, 6.35%, 3/15/33	USD	1,050	$1,074,000
Cox Communications, Inc.:
5.88%, 12/01/16 (a)		930	995,871
8.38%, 3/01/39 (a)		760	1,045,461
CSC Holdings LLC:
8.63%, 2/15/19		100	115,810
6.75%, 11/15/21		400	452,000
5.25%, 6/01/24 (a)		600	624,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		50	58,924
5.15%, 3/15/42		580	587,524
Discovery Communications LLC:
2.38%, 3/07/22	EUR	480	570,944
6.35%, 6/01/40	USD	120	143,181
4.88%, 4/01/43		94	94,630
DISH DBS Corp.:
7.13%, 2/01/16		400	414,000
4.63%, 7/15/17		150	154,481
4.25%, 4/01/18		775	788,873
7.88%, 9/01/19		1,350	1,523,813
5.13%, 5/01/20		2,675	2,705,094
6.75%, 6/01/21		700	741,181
5.88%, 7/15/22		300	302,250
5.00%, 3/15/23		150	142,125
5.88%, 11/15/24		2,035	2,004,475
Gannett Co., Inc.:
5.13%, 10/15/19		300	316,125
5.13%, 7/15/20		554	580,071
4.88%, 9/15/21 (a)		254	260,985
6.38%, 10/15/23		1,851	2,003,707
5.50%, 9/15/24 (a)		575	598,000
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/17		1,311	1,326,226
3.75%, 2/15/23		520	532,833
4.20%, 4/15/24		127	133,517
Lamar Media Corp.:
5.88%, 2/01/22		100	105,750
5.00%, 5/01/23		100	102,000
5.38%, 1/15/24		400	417,560
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	1,418	1,795,209
LIN Television Corp., 5.88%, 11/15/22 (a)		363	373,890
The McClatchy Co., 9.00%, 12/15/22	USD	100	97,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21		400	443,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,254	1,272,810
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21		1,480	1,502,200
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		3,060	3,182,400
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		856	909,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		999	1,031,467
NBCUniversal Media LLC:
4.38%, 4/01/21		890	989,720
2.88%, 1/15/23		1,305	1,318,851
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		1,100	1,119,250
5.00%, 4/15/22 (a)		850	854,675
Numericable SFR SAS:
4.88%, 5/15/19 (a)		4,483	4,522,226
5.38%, 5/15/22	EUR	2,653	3,112,976
6.00%, 5/15/22		82	83,999
6.00%, 5/15/22 (a)	USD	4,800	4,917,000
5.63%, 5/15/24	EUR	1,460	1,731,495

Corporate Bonds		Par (000)	Value
Media (continued)
6.25%, 5/15/24 (a)	USD	250	$256,877
Omnicom Group, Inc., 5.90%, 4/15/16		1,357	1,419,788
Outfront Media Capital LLC Outfront Media Capital Corp., 5.63%, 2/15/24		1,630	1,697,237
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22		150	155,250
Quebecor Media, Inc., 5.75%, 1/15/23		150	154,875
Regal Entertainment Group, 5.75%, 3/15/22		225	231,187
Sinclair Television Group, Inc.:
5.38%, 4/01/21		100	101,275
6.13%, 10/01/22		100	105,500
5.63%, 8/01/24 (a)		325	330,687
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	74,625
5.88%, 10/01/20 (a)		150	156,563
5.75%, 8/01/21 (a)		600	624,000
4.63%, 5/15/23 (a)		100	97,000
6.00%, 7/15/24 (a)		450	466,875
5.38%, 4/15/25 (a)		773	776,865
Sky PLC:
6.10%, 2/15/18 (a)		346	384,493
2.63%, 9/16/19 (a)		3,000	3,041,133
1.88%, 11/24/23		358	418,160
3.75%, 9/16/24	USD	385	392,436
2.50%, 9/15/26	EUR	690	842,993
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19		225	230,625
Time Warner Cable, Inc.:
5.85%, 5/01/17		255	273,386
6.55%, 5/01/37		1,070	1,107,986
4.50%, 9/15/42		61	51,879
Time Warner, Inc., 5.35%, 12/15/43		790	883,607
Time, Inc., 5.75%, 4/15/22 (a)		225	219,797
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		1,265	1,323,506
5.75%, 1/15/23	EUR	3,043	3,704,309
4.00%, 1/15/25		2,484	2,858,891
5.00%, 1/15/25 (a)	USD	250	251,563
3.50%, 1/15/27		775	868,295
Unitymedia KabelBW GmbH, 6.13%, 1/15/25 (a)		400	417,500
Univision Communications, Inc.:
6.75%, 9/15/22 (a)		450	483,210
5.13%, 5/15/23 (a)		1,464	1,480,470
5.13%, 2/15/25 (a)		2,366	2,383,745
Viacom, Inc., 5.85%, 9/01/43		310	329,443
Videotron Ltd.:
5.00%, 7/15/22		250	257,950
5.38%, 6/15/24 (a)		400	414,500
Virgin Media Finance PLC:
6.00%, 10/15/24 (a)		200	206,875
5.75%, 1/15/25 (a)		775	787,594
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)		540	564,975
5.25%, 1/15/26 (a)		200	199,000
6.25%, 3/28/29	GBP	1,986	3,261,884
The Walt Disney Co.:
6.00%, 7/17/17	USD	435	482,879
5.50%, 3/15/19		565	646,771
1.85%, 5/30/19		500	504,753
2.75%, 8/16/21		515	533,926
4.13%, 6/01/44		500	529,283
WPP Finance 2010, 3.75%, 9/19/24		409	424,027
WPP Finance SA, 2.25%, 9/22/26	EUR	130	156,903

36	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Ziggo Bond Finance BV:
4.63%, 1/15/25	USD	1,035	$1,197,132
5.88%, 1/15/25 (a)	EUR	896	929,600

			127,918,036
Metals & Mining — 0.3%
Alcoa, Inc.:
5.55%, 2/01/17		300	317,847
6.15%, 8/15/20		500	566,078
5.40%, 4/15/21		500	548,813
5.13%, 10/01/24		2,690	2,899,613
5.90%, 2/01/27		44	48,319
6.75%, 1/15/28		101	113,499
5.95%, 2/01/37		206	218,875
Aleris International, Inc.:
7.63%, 2/15/18		300	309,750
7.88%, 11/01/20		100	103,274
Allegheny Technologies, Inc.:
5.95%, 1/15/21		197	205,373
6.38%, 8/15/23		200	211,500
ArcelorMittal:
5.25%, 2/25/17		400	416,160
6.13%, 6/01/18		600	640,500
10.60%, 6/01/19		1,000	1,203,750
6.00%, 8/05/20		200	208,750
6.25%, 3/01/21		400	418,300
7.00%, 2/25/22		500	543,125
7.75%, 10/15/39		600	619,500
7.50%, 3/01/41		200	204,500
Barrick Gold Corp., 4.10%, 5/01/23		71	70,068
Barrick North America Finance LLC, 5.75%, 5/01/43		1,060	1,073,955
BHP Billiton Finance Ltd., 0.85%, 10/28/22	EUR	430	475,260
BHP Billiton Finance USA Ltd.:
1.88%, 11/21/16	USD	1,270	1,289,771
1.63%, 2/24/17		805	814,281
5.00%, 9/30/43		1,035	1,152,994
Bohai General Capital Ltd., 6.40%, 10/16/17	CNH	11,400	1,813,850
Cliffs Natural Resources, Inc., 7.75%, 3/31/20 (a)	USD	400	288,000
Commercial Metals Co., 7.35%, 8/15/18		100	108,500
Constellium NV:
4.63%, 5/15/21	EUR	883	955,289
8.00%, 1/15/23 (a)	USD	1,485	1,601,944
5.75%, 5/15/24 (a)		1,050	1,010,625
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		75	73,875
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		650	604,500
7.00%, 2/15/21 (a)		200	186,500
7.25%, 5/15/22 (a)		300	279,750
FMG Resources August 2006 Pty Ltd.:
6.00%, 4/01/17 (a)		200	206,400
8.25%, 11/01/19 (a)		700	610,750
9.75%, 3/01/22 (a)		259	266,932
6.88%, 4/01/22 (a)		300	227,250
Freeport-McMoRan, Inc.:
3.55%, 3/01/22		280	262,769
3.88%, 3/15/23		210	197,580
4.55%, 11/14/24		73	70,825
5.45%, 3/15/43		450	393,625
Glencore Finance Europe SA:
1.63%, 1/18/22	EUR	280	316,653
1.75%, 3/17/25		325	356,683
HudBay Minerals, Inc., 9.50%, 10/01/20	USD	100	104,750
IAMGOLD Corp., 6.75%, 10/01/20 (a)		100	85,500
JSW Steel Ltd., 4.88%, 11/12/19		2,000	1,935,000

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Lundin Mining Corp.:
7.50%, 11/01/20 (a)	USD	50	$52,505
7.88%, 11/01/22 (a)		50	53,000
New Gold, Inc., 6.25%, 11/15/22 (a)		100	99,000
Novelis, Inc.:
8.38%, 12/15/17		1,830	1,903,200
8.75%, 12/15/20		3,180	3,394,650
Ovako AB, 6.50%, 6/01/19	EUR	363	407,318
Rio Tinto Finance USA Ltd.:
6.50%, 7/15/18	USD	480	550,701
3.50%, 11/02/20		505	531,222
3.75%, 9/20/21		695	730,686
5.20%, 11/02/40		200	216,775
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		890	880,673
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		395	402,189
Southern Copper Corp., 3.88%, 4/23/25		100	99,266
Steel Dynamics, Inc.:
5.13%, 10/01/21 (a)		1,325	1,354,813
5.50%, 10/01/24 (a)		275	283,937
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		367	377,093
Teck Resources Ltd., 5.40%, 2/01/43		360	310,988
United States Steel Corp.:
7.00%, 2/01/18		275	292,187
7.38%, 4/01/20		250	261,250
Vale SA, 5.63%, 9/11/42		310	276,449

			39,109,307
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	580	889,538
Family Tree Escrow LLC:
5.25%, 3/01/20 (a)	USD	522	546,795
5.75%, 3/01/23 (a)		3,571	3,749,550
Hema Bondco I BV, 6.25%, 6/15/19	EUR	810	811,737
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	USD	132	172,270
Target Corp.:
2.30%, 6/26/19		1,105	1,127,714
6.50%, 10/15/37		280	381,228
4.00%, 7/01/42		1,705	1,724,544

			9,403,376
Multi-Utilities — 0.2%
Ameren Illinois Co., 4.30%, 7/01/44		565	613,975
Centrica PLC, 5.25%, 4/10/40 (b)	GBP	125	191,869
Consolidated Edison Co. of New York, Inc.:
5.30%, 12/01/16	USD	500	534,567
6.75%, 4/01/38		900	1,245,281
Consumers Energy Co., 2.85%, 5/15/22		500	509,419
Dominion Gas Holdings LLC:
3.55%, 11/01/23		1,015	1,056,572
4.60%, 12/15/44		350	369,084
DTE Electric Co.:
4.30%, 7/01/44		680	734,573
3.70%, 3/15/45		650	643,508
NiSource Finance Corp., 5.65%, 2/01/45		380	465,564
Pacific Gas & Electric Co.:
5.63%, 11/30/17		515	567,197
3.75%, 2/15/24		200	212,514
6.05%, 3/01/34		1,085	1,390,449
4.75%, 2/15/44		1,885	2,126,216
Public Service Electric & Gas Co.:
2.00%, 8/15/19		500	505,383
3.05%, 11/15/24		700	716,766
4.00%, 6/01/44		870	904,690

BLACKROCK FUNDS II	APRIL 30, 2015	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Multi-Utilities (concluded)
San Diego Gas & Electric Co., 3.95%, 11/15/41	USD	550	$570,198
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	481,863
Southern California Gas Co.:
3.15%, 9/15/24		800	827,212
3.75%, 9/15/42		360	363,606
Tampa Electric Co., 6.15%, 5/15/37		250	332,766
Virginia Electric and Power Co.:
2.95%, 1/15/22		965	993,076
4.65%, 8/15/43		700	789,731
4.45%, 2/15/44		500	546,315
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,035,630

			18,728,024
Oil, Gas & Consumable Fuels — 1.9%
Alpha Natural Resources, Inc., 7.50%, 8/01/20 (a)		50	18,250
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		375	401,625
Anadarko Petroleum Corp., 6.45%, 9/15/36		340	420,132
Antero Resources Corp.:
6.00%, 12/01/20		185	188,931
5.38%, 11/01/21		1,633	1,649,330
5.13%, 12/01/22		250	248,750
5.63%, 6/01/23 (a)		150	153,187
Apache Corp., 4.75%, 4/15/43		330	336,590
Baytex Energy Corp., 5.13%, 6/01/21 (a)		402	391,950
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15		1,500	816,000
Berau Coal Energy PT, 7.25%, 3/13/17		5,000	2,600,000
Berry Petroleum Co. LLC, 6.38%, 9/15/22		750	616,875
Bharat Petroleum Corp. Ltd., 4.25%, 5/08/25		750	743,700
BIBBY Offshore Services PLC, 7.50%, 6/15/21	GBP	471	629,716
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)	USD	200	208,000
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		3,088	3,142,040
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		125	102,500
California Resources Corp.:
5.00%, 1/15/20 (a)		300	283,500
5.50%, 9/15/21		1,899	1,799,303
6.00%, 11/15/24 (a)		4,088	3,842,720
6.00%, 11/15/24		233	219,020
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21 (a)		250	248,750
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		700	736,610
6.25%, 4/15/23		305	309,575
Chaparral Energy, Inc., 7.63%, 11/15/22		75	60,000
Chesapeake Energy Corp.:
6.50%, 8/15/17		400	425,000
6.63%, 8/15/20		500	515,000
6.13%, 2/15/21		1,000	1,005,000
5.38%, 6/15/21		125	120,000
4.88%, 4/15/22		2,003	1,847,767
5.75%, 3/15/23		466	455,515
Chevron Corp.:
1.10%, 12/05/17		1,500	1,501,327
2.43%, 6/24/20		565	583,760
2.41%, 3/03/22		570	571,498
3.19%, 6/24/23		435	450,054
Cimarex Energy Co.:
5.88%, 5/01/22		150	159,375
4.38%, 6/01/24		867	877,837
Clayton Williams Energy, Inc., 7.75%, 4/01/19		100	95,750

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc., 10.00%, 3/15/20 (a)	USD	250	$245,000
Concho Resources, Inc.:
7.00%, 1/15/21		100	105,500
6.50%, 1/15/22		900	947,250
5.50%, 10/01/22		100	101,760
5.50%, 4/01/23		500	506,875
Conoco Funding Co., 7.25%, 10/15/31		435	595,144
ConocoPhillips:
5.75%, 2/01/19		1,430	1,637,909
5.90%, 5/15/38		900	1,115,104
ConocoPhillips Co.:
2.40%, 12/15/22		505	497,171
6.50%, 2/01/39		235	310,756
4.30%, 11/15/44		640	658,218
CONSOL Energy, Inc.:
5.88%, 4/15/22		5,579	5,118,733
8.00%, 4/01/23 (a)		50	50,688
Continental Resources, Inc., 5.00%, 9/15/22		400	406,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.13%, 3/01/22		225	232,313
6.25%, 4/01/23 (a)		300	313,500
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		100	101,000
DCP Midstream LLC, 5.35%, 3/15/20 (a)		350	346,258
DCP Midstream Operating LP, 2.50%, 12/01/17		250	239,600
Denbury Resources, Inc.:
5.50%, 5/01/22		1,309	1,240,277
4.63%, 7/15/23		200	180,000
Devon Energy Corp.:
3.25%, 5/15/22		510	515,874
4.75%, 5/15/42		270	280,787
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		200	172,500
Endeavor Energy Resources LP/EER Finance, Inc., 7.00%, 8/15/21 (a)		50	49,875
Energy Transfer Equity LP:
7.50%, 10/15/20		1,206	1,356,750
5.88%, 1/15/24		1,788	1,877,400
Energy Transfer Partners LP:
4.15%, 10/01/20		390	412,709
8.25%, 11/15/29		590	783,630
6.50%, 2/01/42		90	102,746
5.15%, 3/15/45		580	565,227
Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20 (a)		500	477,500
Eni SpA, 3.75%, 9/12/25	EUR	330	458,750
EnQuest PLC, 7.00%, 4/15/22 (a)	USD	200	156,000
Enterprise Products Operating LLC:
4.85%, 8/15/42		300	312,372
4.85%, 3/15/44		625	642,481
8.38%, 8/01/66 (b)		20,870	22,178,549
7.00%, 6/01/67 (b)		4,000	4,060,000
EOG Resources, Inc., 2.63%, 3/15/23		675	671,147
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		462	476,322
9.38%, 5/01/20		950	1,016,500
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		100	96,000
Exxon Mobil Corp.:
2.40%, 3/06/22		900	906,698
3.18%, 3/15/24		465	490,849
2.71%, 3/06/25		500	502,657
3.57%, 3/06/45		215	215,238
FTS International, Inc., 6.25%, 5/01/22 (a)		75	59,625

38	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Gazprom Neft OAO Via GPN Capital SA, 2.93%, 4/26/18	EUR	130	$135,388
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	USD	1,970	1,955,225
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		100	104,110
Greenko Dutch BV, 8.00%, 8/01/19		5,000	4,875,000
Halcon Resources Corp., 8.63%, 2/01/20 (a)		1,008	1,048,950
Harvest Operations Corp., 6.88%, 10/01/17		100	92,375
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
7.63%, 4/15/21 (a)		1,195	1,248,775
5.00%, 12/01/24 (a)		100	97,000
Husky Energy, Inc., 4.00%, 4/15/24		330	333,978
Indo Energy Finance II BV, 6.38%, 1/24/23		6,000	3,930,000
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22		150	148,500
Jupiter Resources, Inc., 8.50%, 10/01/22 (a)		400	338,000
Kerr-McGee Corp., 7.88%, 9/15/31		155	211,363
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		534	589,116
6.55%, 9/15/40		80	87,004
5.00%, 8/15/42		105	98,100
4.70%, 11/01/42		200	180,047
5.00%, 3/01/43		240	224,094
5.50%, 3/01/44		830	834,605
5.40%, 9/01/44		325	319,770
Kinder Morgan, Inc.:
7.00%, 6/15/17		563	617,474
2.00%, 12/01/17		380	380,966
3.05%, 12/01/19		630	636,263
7.75%, 1/15/32		2,392	2,854,551
5.55%, 6/01/45		270	269,567
Laredo Petroleum, Inc., 7.38%, 5/01/22		727	777,890
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		300	261,750
6.25%, 11/01/19		935	790,075
8.63%, 4/15/20		2,862	2,606,194
7.75%, 2/01/21		100	86,000
6.50%, 9/15/21		1,000	815,000
Marathon Petroleum Corp., 4.75%, 9/15/44		390	390,241
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.75%, 11/01/20		100	104,500
6.50%, 8/15/21		432	453,600
5.50%, 2/15/23		550	573,375
4.50%, 7/15/23		300	300,750
4.88%, 12/01/24		250	258,600
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,684	2,650,450
6.38%, 1/30/23 (a)		150	146,250
7.00%, 3/31/24 (a)		2,804	2,762,501
MIE Holdings Corp.:
6.88%, 2/06/18		650	503,243
7.50%, 4/25/19		1,000	730,000
Murray Energy Corp., 11.25%, 4/15/21 (a)		450	457,875
Newfield Exploration Co.:
5.75%, 1/30/22		600	636,000
5.63%, 7/01/24		250	265,000
5.38%, 1/01/26		379	394,160
Noble Energy, Inc., 5.25%, 11/15/43		580	620,249
Noble Group Ltd., 6.75%, 1/29/20		7,500	7,837,500
Oasis Petroleum, Inc., 6.88%, 3/15/22		425	432,437
Occidental Petroleum Corp.:
4.13%, 6/01/16		505	524,117
4.10%, 2/01/21		1,005	1,101,274
Offshore Group Investment Ltd.:
7.50%, 11/01/19		2,151	1,419,660

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
7.13%, 4/01/23	USD	125	$80,000
ONEOK, Inc., 4.25%, 2/01/22		100	96,099
Pacific Drilling SA, 5.38%, 6/01/20 (a)		616	522,060
Paragon Offshore PLC, 7.25%, 8/15/24 (a)		75	31,125
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		100	106,000
PDC Energy, Inc., 7.75%, 10/15/22		50	53,250
Peabody Energy Corp.:
6.00%, 11/15/18		650	512,281
6.50%, 9/15/20		200	124,000
6.25%, 11/15/21		1,183	709,800
10.00%, 3/15/22 (a)		70	59,150
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 5/15/21		505	539,087
Pertamina Persero PT, 6.45%, 5/30/44		2,900	3,095,750
Petrobras Global Finance BV:
3.25%, 4/01/19	EUR	335	358,276
3.75%, 1/14/21		197	210,379
4.25%, 10/02/23		835	887,541
Petro-Canada, 6.80%, 5/15/38	USD	1,025	1,344,814
Petroleos Mexicanos:
5.50%, 1/21/21		12,763	14,007,393
6.38%, 1/23/45		780	858,780
Phillips 66, 4.88%, 11/15/44		445	467,378
Plains All American Pipeline LP/PAA Finance Corp., 4.90%, 2/15/45		270	274,997
Precision Drilling Corp.:
6.63%, 11/15/20		450	453,375
5.25%, 11/15/24		763	659,995
Puma International Financing SA, 6.75%, 2/01/21 (a)		200	208,000
QEP Resources, Inc.:
6.88%, 3/01/21		350	373,625
5.38%, 10/01/22		1,110	1,123,875
5.25%, 5/01/23		200	200,504
Range Resources Corp.:
6.75%, 8/01/20		150	156,375
5.75%, 6/01/21		400	416,000
5.00%, 8/15/22		150	152,250
5.00%, 3/15/23		200	203,000
Regency Energy Partners LP/Regency Energy Finance Corp.:
6.50%, 7/15/21		340	360,400
5.88%, 3/01/22		1,004	1,121,970
5.00%, 10/01/22		75	80,438
5.50%, 4/15/23		538	568,935
4.50%, 11/01/23		1,286	1,321,365
Reliance Industries Ltd., 4.13%, 1/28/25		367	372,549
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		550	595,375
6.00%, 1/15/19 (a)		100	106,250
5.63%, 4/15/20 (a)		350	371,000
6.88%, 4/15/40 (a)		100	109,000
Rosetta Resources, Inc.:
5.63%, 5/01/21		150	150,187
5.88%, 6/01/22		325	322,563
5.88%, 6/01/22		150	149,625
RSP Permian, Inc., 6.63%, 10/01/22 (a)		747	775,386
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		500	511,415
6.25%, 3/15/22		625	656,250
5.63%, 4/15/23		403	407,030
5.75%, 5/15/24		5,333	5,386,330
5.63%, 3/01/25 (a)		1,273	1,280,065
Sabine Pass LNG LP, 7.50%, 11/30/16		6,000	6,397,500

BLACKROCK FUNDS II	APRIL 30, 2015	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp.:
7.75%, 6/15/21	USD	100	$104,250
6.13%, 1/15/23		1,045	1,024,100
SandRidge Energy, Inc.:
7.50%, 3/15/21		400	275,000
8.13%, 10/15/22		100	68,000
7.50%, 2/15/23		1,188	784,080
Seven Generations Energy Ltd., 6.75%, 5/01/23 (a)		244	248,575
Seventy Seven Operating LLC, 6.63%, 11/15/19		1,743	1,385,685
Shell International Finance BV:
0.90%, 11/15/16		830	833,048
4.30%, 9/22/19		1,720	1,902,411
6.38%, 12/15/38		1,310	1,779,788
4.55%, 8/12/43		420	460,332
Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (a)		1,090	1,089,856
Sinopec Group Overseas Development 2015 Ltd., 2.75%, 4/28/20		985	977,343
SM Energy Co.:
6.13%, 11/15/22 (a)		1,405	1,475,250
5.00%, 1/15/24		75	73,688
Southern Star Central Corp., 5.13%, 7/15/22 (a)		609	633,360
Stone Energy Corp., 7.50%, 11/15/22		125	115,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		654	680,160
Suncor Energy, Inc., 6.10%, 6/01/18		700	788,133
Sunoco LP/Sunoco Finance Corp., 6.38%, 4/01/23 (a)		260	270,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/18 (a)		950	985,625
4.13%, 11/15/19 (a)		300	300,750
5.25%, 5/01/23		100	102,000
4.25%, 11/15/23		50	48,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19 (a)		475	502,313
6.13%, 10/15/21		60	62,850
6.25%, 10/15/22 (a)		1,272	1,349,910
TOTAL SA:
2.40% (b)(g)	EUR	470	529,904
2.63% (b)(g)		180	203,447
TransCanada PipeLines Ltd.:
1.88%, 1/12/18	USD	155	156,467
3.80%, 10/01/20		615	658,632
2.50%, 8/01/22		225	219,360
4.63%, 3/01/34		1,085	1,149,696
6.10%, 6/01/40		200	247,430
5.00%, 10/16/43		1,245	1,368,546
6.35%, 5/15/67 (b)		14,926	14,403,590
Tullow Oil PLC:
6.00%, 11/01/20 (a)		200	184,000
6.25%, 4/15/22 (a)		250	228,750
Ultra Petroleum Corp.:
5.75%, 12/15/18 (a)		494	464,360
6.13%, 10/01/24 (a)		350	308,875
Unit Corp., 6.63%, 5/15/21		200	192,000
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		100	99,250
W&T Offshore, Inc., 8.50%, 6/15/19		350	250,250
Western Gas Partners LP, 5.45%, 4/01/44		330	349,230
Whiting Canadian Holding Co. ULC, 8.13%, 12/01/19		150	159,180

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Whiting Petroleum Corp.:
5.00%, 3/15/19	USD	1,524	$1,520,190
5.75%, 3/15/21		558	566,024
6.25%, 4/01/23 (a)		235	242,497
The Williams Cos., Inc., 3.70%, 1/15/23		290	274,208
WPX Energy, Inc.:
6.00%, 1/15/22		400	392,152
5.25%, 9/15/24		935	862,537
XTO Energy, Inc., 6.25%, 8/01/17		750	837,515

			225,588,630
Paper & Forest Products — 0.0%
International Paper Co.:
3.65%, 6/15/24		63	63,735
6.00%, 11/15/41		130	149,417
4.80%, 6/15/44		78	78,351
Resolute Forest Products, Inc., 5.88%, 5/15/23		200	192,750
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19		200	175,500

			659,753
Personal Products — 0.0%
Avon Products, Inc.:
5.35%, 3/15/20		200	187,000
5.75%, 3/15/23		200	181,000
The Estee Lauder Cos., Inc., 2.35%, 8/15/22		405	393,835
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		100	94,000
Revlon Consumer Products Corp., 5.75%, 2/15/21		100	100,000

			955,835
Pharmaceuticals — 0.6%
AbbVie, Inc., 4.40%, 11/06/42		280	275,794
Actavis Funding SCS:
2.35%, 3/12/18		1,480	1,497,825
4.85%, 6/15/44		270	274,796
4.75%, 3/15/45		735	743,040
Actavis, Inc.:
1.88%, 10/01/17		4,706	4,716,673
3.25%, 10/01/22		1,290	1,279,831
AstraZeneca PLC:
1.95%, 9/18/19		1,525	1,535,843
6.45%, 9/15/37		495	663,258
4.00%, 9/18/42		480	483,117
Bayer AG, 2.38%, 4/02/75 (b)	EUR	290	323,389
Bristol-Myers Squibb Co.:
2.00%, 8/01/22	USD	695	676,579
5.88%, 11/15/36		675	865,019
Catamaran Corp., 4.75%, 3/15/21		100	109,500
Eli Lilly & Co.:
1.95%, 3/15/19		425	429,704
5.55%, 3/15/37		200	245,693
4.65%, 6/15/44		615	695,146
3.70%, 3/01/45		460	444,583
Endo Finance LLC, 5.75%, 1/15/22 (a)		100	101,250
Endo Finance LLC & Endo Finco, Inc.:
7.00%, 7/15/19 (a)		100	104,250
7.25%, 1/15/22 (a)		990	1,046,925
5.38%, 1/15/23 (a)		150	147,563
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 2/01/25 (a)		1,881	1,929,201
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		620	685,392
GlaxoSmithKline Capital PLC, 1.50%, 5/08/17		1,785	1,804,912

40	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	USD	500	$563,672
6.38%, 5/15/38		1,235	1,624,418
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (a)		1,853	1,894,693
Hospira, Inc.:
6.05%, 3/30/17		200	216,953
5.60%, 9/15/40		100	119,676
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		75	78,750
Johnson & Johnson:
3.38%, 12/05/23		1,410	1,505,222
4.38%, 12/05/33		1,705	1,925,496
Merck & Co., Inc.:
1.30%, 5/18/18		1,250	1,252,459
3.88%, 1/15/21		1,705	1,862,024
2.35%, 2/10/22		140	139,267
4.15%, 5/18/43		795	825,830
3.70%, 2/10/45		265	256,125
Mylan, Inc., 5.40%, 11/29/43		400	452,148
Novartis Capital Corp.:
3.40%, 5/06/24		1,100	1,161,549
4.40%, 5/06/44		765	849,464
Novartis Securities Investment Ltd., 5.13%, 2/10/19		1,000	1,124,623
Pfizer, Inc.:
0.90%, 1/15/17		1,265	1,269,401
2.10%, 5/15/19		1,000	1,015,597
3.40%, 5/15/24		1,130	1,171,323
7.20%, 3/15/39		1,155	1,649,253
4.30%, 6/15/43		320	331,661
4.40%, 5/15/44		710	748,973
Salix Pharmaceuticals Ltd., 6.50%, 1/15/21 (a)		100	113,500
Sanofi, 2.63%, 3/29/16		1,165	1,187,554
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/16		1,035	1,054,313
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		185	226,128
Valeant Pharmaceuticals International:
7.00%, 10/01/20 (a)		295	309,013
6.38%, 10/15/20 (a)		2,676	2,819,835
7.25%, 7/15/22 (a)		100	106,625
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		465	492,319
5.38%, 3/15/20 (a)		1,367	1,402,029
7.50%, 7/15/21 (a)		375	406,875
5.63%, 12/01/21 (a)		3,225	3,305,625
5.50%, 3/01/23 (a)		1,199	1,213,987
4.50%, 5/15/23	EUR	3,450	3,902,890
5.88%, 5/15/23 (a)	USD	3,910	4,012,637
6.13%, 4/15/25 (a)		3,512	3,623,945
Wyeth LLC, 5.95%, 4/01/37		295	368,906

			67,664,041
Professional Services — 0.0%
HIS, Inc., 5.00%, 11/01/22 (a)		200	200,000
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,450	1,756,073

			1,956,073
Real Estate Investment Trusts (REITs) — 0.3%
ARC Properties Operating Partnership LP:
2.00%, 2/06/17	USD	2,560	2,489,600
3.00%, 2/06/19		200	193,408
4.60%, 2/06/24		200	196,250
AvalonBay Communities, Inc.:
5.70%, 3/15/17		385	415,659

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
2.95%, 9/15/22	USD	20	$19,966
2.85%, 3/15/23		20	19,604
Avalonbay Communities, Inc., 4.20%, 12/15/23		300	323,207
Communications Sales & Leasing, Inc.:
6.00%, 4/15/23 (a)		315	316,263
8.25%, 10/15/23 (a)		1,150	1,180,187
DuPont Fabros Technology LP, 5.88%, 9/15/21		75	77,719
ERP Operating LP:
5.38%, 8/01/16		1,870	1,971,692
5.75%, 6/15/17		1,000	1,091,418
Felcor Lodging LP:
6.75%, 6/01/19		100	103,625
5.63%, 3/01/23		250	260,000
GELF Bond Issuer I SA, 1.75%, 11/22/21	EUR	285	324,276
The Geo Group, Inc.:
5.88%, 1/15/22	USD	825	876,563
5.88%, 10/15/24		560	595,000
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	129,375
4.88%, 11/01/20		525	534,187
5.38%, 11/01/23		150	156,000
HCP, Inc.:
6.30%, 9/15/16		674	719,420
6.00%, 1/30/17		2,363	2,549,668
6.70%, 1/30/18		703	793,457
Health Care REIT, Inc.:
3.63%, 3/15/16		720	736,264
4.70%, 9/15/17		440	472,397
2.25%, 3/15/18		3,110	3,151,111
Host Hotels & Resorts LP, 5.88%, 6/15/19		1,220	1,261,536
Iron Mountain, Inc.:
6.00%, 8/15/23		1,660	1,767,900
5.75%, 8/15/24		350	362,267
iStar Financial, Inc.:
3.00%, 11/15/16 (j)		2,023	2,478,175
4.00%, 11/01/17		100	98,665
5.00%, 7/01/19		225	224,156
Prologis LP, 4.50%, 8/15/17		655	697,641
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (a)		377	381,713
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21		200	212,500
Simon Property Group LP:
2.80%, 1/30/17		1,250	1,283,777
2.15%, 9/15/17		1,250	1,277,369
7.38%, 6/15/18		780	910,138
4.38%, 3/01/21		500	551,693
3.38%, 10/01/24		650	666,200
4.75%, 3/15/42		890	976,463
4.25%, 10/01/44		895	920,551
TRI Pointe Holdings, Inc., 4.38%, 6/15/19 (a)		760	748,600
Ventas Realty LP, 1.55%, 9/26/16		1,112	1,118,688
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		765	769,806

			36,404,154
Real Estate Management & Development — 0.8%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	20,000	3,045,628
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.00% PIK), 1/15/23 (f)	GBP	1,913	3,670,600
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	4,762,500
CBRE Services, Inc., 5.00%, 3/15/23		300	312,000
Central Plaza Development Ltd., 7.13%, 12/02/49 (b)		600	622,380

BLACKROCK FUNDS II	APRIL 30, 2015	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (concluded)
China New Town Finance I Ltd., 5.80%, 5/06/18	CNH	7,500	$1,215,372
China SCE Property Holdings Ltd., 11.50%, 11/14/17	USD	2,000	2,010,000
Country Garden Holdings Co. Ltd.:
7.50%, 3/09/20		2,000	2,092,700
7.25%, 4/04/21		300	309,750
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		1,525	1,624,125
CTR Partnership LP/CareTrust Capital Corp., 5.88%, 6/01/21		2,000	2,060,000
Fantasia Holdings Group Co. Ltd., 10.75%, 1/22/20		3,600	3,168,000
Fantasia Holdings Group Ltd., 7.88%, 5/27/16	CNH	15,000	2,297,350
Far East Consortium International Ltd., 5.88%, 3/04/16		32,000	5,130,731
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	2,500	2,462,500
General Electric Capital Corp., 4.63%, 1/30/43		3,000	3,109,740
Glorious Property Holdings Ltd., 13.25%, 3/04/18		2,500	1,350,000
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNH	20,000	3,178,650
Greentown China Holdings Ltd., 5.63%, 5/13/16		11,500	1,848,254
The Howard Hughes Corp., 6.88%, 10/01/21 (a)	USD	125	131,875
Jababeka International BV, 7.50%, 9/24/19		500	505,643
Kaisa Group Holdings Ltd.:
6.88%, 4/22/16	CNH	19,500	1,565,583
8.88%, 3/19/18 (i)	USD	1,500	840,000
Kennedy-Wilson, Inc., 5.88%, 4/01/24		85	86,071
Lai Fung Holdings Ltd., 6.88%, 4/25/18	CNH	18,500	2,818,958
Lodha Developers International Ltd., 12.00%, 3/13/20	USD	1,500	1,488,750
Longfor Properties Co. Ltd., 6.75%, 5/28/18	CNH	10,800	1,745,005
New World China Land Ltd., 5.50%, 2/06/18		17,000	2,772,024
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19	USD	3,000	3,041,691
Realogy Group LLC, 7.63%, 1/15/20 (a)		2,109	2,246,085
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		912	927,595
5.25%, 12/01/21 (a)		391	399,797
Shui On Development Holding Ltd.:
8.70%, 11/24/17		1,500	1,499,496
9.63%, 6/10/19		750	750,000
Sparkle Assets Ltd., 6.88%, 1/30/20		2,200	2,304,940
Theta Capital Pte. Ltd.:
7.00%, 5/16/19		2,000	2,088,070
6.13%, 11/14/20		1,700	1,722,972
7.00%, 4/11/22		2,300	2,396,945
The Unique Pub Finance Co. PLC, 5.66%, 6/30/27	GBP	1,612	2,492,569
Universal Number One Co. Ltd., 5.70%, 1/30/17	CNH	20,000	3,218,702
Vingroup JSC, 11.63%, 5/07/18	USD	3,040	3,294,646
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		6,000	6,673,644
Yanlord Land Group Ltd., 10.63%, 3/29/18		1,700	1,774,443
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		4,000	3,980,000

			95,035,784
Road & Rail — 0.2%
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		1,045	1,118,808
5.63%, 10/01/24 (a)		590	620,237
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.88%, 11/15/17		1,450	1,482,625

Corporate Bonds		Par (000)	Value
Road & Rail (concluded)
5.50%, 4/01/23	USD	200	$203,938
Burlington Northern Santa Fe LLC:
4.90%, 4/01/44		690	778,395
4.15%, 4/01/45		220	221,827
Canadian National Railway Co.:
2.85%, 12/15/21		805	830,366
2.95%, 11/21/24		865	878,697
6.20%, 6/01/36		400	532,689
4.50%, 11/07/43		230	257,148
CHC Helicopter SA, 9.25%, 10/15/20		540	471,312
The Hertz Corp.:
4.25%, 4/01/18		4,470	4,537,050
6.75%, 4/15/19		1,575	1,629,794
5.88%, 10/15/20		500	508,750
7.38%, 1/15/21		1,020	1,073,550
6.25%, 10/15/22		150	155,250
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNH	18,000	2,927,814
Kansas City Southern de Mexico SA de CV, 0.96%, 10/28/16 (b)	USD	1,240	1,237,335
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17 (a)		530	552,437
Ryder System, Inc., 2.45%, 11/15/18		620	630,141
Silk Bidco A/S, 7.50%, 2/01/22	EUR	1,172	1,373,556
Union Pacific Corp.:
4.00%, 2/01/21	USD	445	489,817
3.75%, 3/15/24		605	652,270
4.82%, 2/01/44		610	706,691
4.85%, 6/15/44		645	743,858
4.15%, 1/15/45		200	207,849
3.88%, 2/01/55		50	47,419

			24,869,623
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.:
6.75%, 3/01/19		150	130,500
7.75%, 8/01/20		100	82,000
Amkor Technology, Inc., 6.38%, 10/01/22		75	76,875
Analog Devices, Inc., 2.88%, 6/01/23		235	232,974
Applied Materials, Inc., 2.65%, 6/15/16		435	443,648
Broadcom Corp., 4.50%, 8/01/34		735	770,128
Freescale Semiconductor, Inc.:
5.00%, 5/15/21 (a)		50	53,125
6.00%, 1/15/22 (a)		380	410,590
Intel Corp.:
1.35%, 12/15/17		1,310	1,316,783
2.70%, 12/15/22		500	504,431
4.80%, 10/01/41		1,015	1,102,927
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,643,923
Micron Technology, Inc.:
5.88%, 2/15/22		75	78,844
5.25%, 8/01/23 (a)		750	752,625
5.50%, 2/01/25 (a)		335	333,325
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		600	616,500
5.75%, 2/15/21 (a)		200	212,500
Sensata Technologies BV:
4.88%, 10/15/23 (a)		75	77,813
5.63%, 11/01/24 (a)		150	160,125
5.00%, 10/01/25 (a)		1,147	1,184,277
Texas Instruments, Inc.:
0.88%, 3/12/17		300	300,617
1.65%, 8/03/19		500	497,905
1.75%, 5/01/20		1,100	1,089,141
Xilinx, Inc., 2.13%, 3/15/19		300	301,243

			12,372,819

42	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Software — 0.4%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)	USD	700	$748,125
6.13%, 9/15/23 (a)		175	192,829
Audatex North America, Inc.:
6.00%, 6/15/21 (a)		1,719	1,775,400
6.13%, 11/01/23 (a)		80	83,400
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		355	325,713
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		4,315	4,649,413
5.00%, 9/01/23		317	326,510
5.50%, 12/01/24		1,573	1,672,099
First Data Corp.:
7.38%, 6/15/19 (a)		3,253	3,379,054
6.75%, 11/01/20 (a)		3,427	3,649,755
11.75%, 8/15/21		393	450,967
IMS Health, Inc., 6.00%, 11/01/20 (a)		2,016	2,096,640
Infor U.S., Inc., 6.50%, 5/15/22 (a)		1,926	1,978,965
Microsoft Corp.:
3.00%, 10/01/20		915	963,925
2.38%, 2/12/22		575	573,995
2.38%, 5/01/23		465	463,292
3.50%, 2/12/35		1,000	953,067
5.30%, 2/08/41		260	311,160
3.50%, 11/15/42		605	553,778
4.88%, 12/15/43		700	801,419
3.75%, 2/12/45		350	331,586
4.00%, 2/12/55		580	546,357
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		1,804	1,822,040
Oracle Corp.:
2.38%, 1/15/19		1,000	1,024,687
2.25%, 10/08/19		3,055	3,103,715
2.50%, 5/15/22		300	298,162
2.50%, 10/15/22		545	538,202
3.40%, 7/08/24		565	584,109
2.95%, 5/15/25		565	559,382
3.25%, 5/15/30		500	491,831
4.30%, 7/08/34		1,045	1,085,819
3.90%, 5/15/35		500	492,425
5.38%, 7/15/40		1,205	1,415,258
4.50%, 7/08/44		514	536,841
4.20%, 5/15/45		185	182,310
Rolta Americas LLC, 8.88%, 7/24/19		2,000	1,735,000
Rolta LLC, 10.75%, 5/16/18		400	360,000

			41,057,230
Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		417	436,807
Best Buy Co., Inc.:
5.00%, 8/01/18		200	210,520
5.50%, 3/15/21		300	315,750
CST Brands, Inc., 5.00%, 5/01/23		703	724,090
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/01/21		100	101,500
Group 1 Automotive, Inc., 5.00%, 6/01/22 (a)		75	75,375
Guitar Center, Inc., 6.50%, 4/15/19 (a)		100	88,000
The Home Depot, Inc.:
2.00%, 6/15/19		1,810	1,839,360
3.75%, 2/15/24		825	889,226
5.88%, 12/16/36		685	881,831
4.88%, 2/15/44		1,835	2,123,917
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	1,151	1,870,571

Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
IT Ltd., 6.25%, 5/15/18	CNH	24,100	$3,578,436
L Brands, Inc.:
6.90%, 7/15/17	USD	100	110,125
8.50%, 6/15/19		100	120,500
6.63%, 4/01/21		850	973,250
5.63%, 2/15/22		350	384,125
5.63%, 10/15/23		75	83,766
Lowe’s Cos., Inc.:
3.75%, 4/15/21		830	902,631
3.13%, 9/15/24		500	511,941
6.65%, 9/15/37		150	205,890
5.00%, 9/15/43		1,650	1,919,237
4.25%, 9/15/44		150	158,484
The Men’s Wearhouse, Inc., 7.00%, 7/01/22 (a)		125	132,500
Next PLC, 4.38%, 10/02/26	GBP	710	1,217,627
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18	USD	4,000	4,250,000
Penske Automotive Group, Inc.:
5.75%, 10/01/22		814	854,700
5.38%, 12/01/24		429	446,160
Punch Taverns Finance B Ltd., 4.77%, 6/30/33	GBP	798	1,182,520
Punch Taverns Finance PLC:
Series 2013-A6, Class B, 5.94%, 12/30/24		500	759,820
Series 2014, 6.07%, 10/15/27 (a)(b)		1,104	1,626,844
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19	USD	150	158,625
5.75%, 6/01/22		500	531,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		200	205,500
THOM Europe SAS, 7.38%, 7/15/19	EUR	805	949,090
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	USD	100	101,250
Travis Perkins PLC, 4.38%, 9/15/21	GBP	163	260,220

			31,181,438
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
1.00%, 5/03/18	USD	1,450	1,442,396
2.10%, 5/06/19		730	744,877
2.85%, 5/06/21		1,500	1,552,607
2.40%, 5/03/23		705	686,614
3.85%, 5/04/43		1,015	981,073
4.45%, 5/06/44		340	360,038
3.45%, 2/09/45		1,260	1,126,729
Dell, Inc., 5.88%, 6/15/19		75	82,453
EMC Corp.:
2.65%, 6/01/20		725	742,935
3.38%, 6/01/23		535	552,454
NCR Corp.:
4.63%, 2/15/21		100	99,250
5.00%, 7/15/22		150	148,125
6.38%, 12/15/23		400	421,000
Project Homestake Merger Corp., 8.88%, 3/01/23 (a)		1,285	1,299,456
Seagate HDD Cayman, 3.75%, 11/15/18		600	627,784

			10,867,791
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 6.38%, 12/15/20		250	264,375
INVISTA Finance LLC, 4.25%, 10/15/19 (a)		200	197,401
Levi Strauss & Co.:
7.63%, 5/15/20		100	104,150

BLACKROCK FUNDS II	APRIL 30, 2015	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (concluded)
6.88%, 5/01/22	USD	1,044	$1,141,875
5.00%, 5/01/25 (a)		419	418,738
PVH Corp., 4.50%, 12/15/22		275	280,500
Springs Industries, Inc., 6.25%, 6/01/21		640	632,800
Wolverine World Wide, Inc., 6.13%, 10/15/20		573	608,813

			3,648,652
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		75	73,125
Radian Group, Inc., 2.25%, 3/01/19 (j)		907	1,538,499

			1,611,624
Tobacco — 0.1%
Altria Group, Inc., 5.38%, 1/31/44		560	628,702
BAT International Finance PLC:
1.25%, 3/13/27	EUR	250	274,757
2.00%, 3/13/45		245	257,309
Lorillard Tobacco Co.:
3.50%, 8/04/16	USD	1,870	1,920,284
2.30%, 8/21/17		1,402	1,418,998
7.00%, 8/04/41		170	214,808
Philip Morris International, Inc.:
2.50%, 5/16/16		1,000	1,019,632
4.50%, 3/26/20		555	618,445
2.63%, 3/06/23		1,480	1,462,287
2.88%, 3/03/26	EUR	300	388,761
6.38%, 5/16/38	USD	1,175	1,537,230
4.13%, 3/04/43		576	577,331
4.25%, 11/10/44		400	403,655
Reynolds American, Inc.:
3.25%, 11/01/22		130	128,585
6.15%, 9/15/43		360	427,875
Vector Group Ltd., 7.75%, 2/15/21		200	214,000

			11,492,659
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
4.50%, 1/15/16		620	633,175
2.13%, 1/15/18		4,360	4,338,200
3.38%, 1/15/19		750	770,625
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		1,255	1,289,317
7.13%, 10/15/20 (a)		3,750	4,402,564
6.75%, 4/06/21 (a)		6,500	7,549,425
GATX Corp.:
2.38%, 7/30/18		1,960	1,981,799
2.50%, 3/15/19		1,240	1,238,046
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	104,750
Neptune Orient Lines Ltd., 4.40%, 11/08/19	SGD	3,000	2,303,507
Noble Group Ltd., 6.00%, 1/29/20	USD	200	168,240
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)		2,490	2,520,139
3.38%, 3/15/18 (a)		1,770	1,835,131
2.88%, 7/17/18 (a)		1,941	1,983,426
4.88%, 7/11/22 (a)		714	767,587
United Rentals North America, Inc.:
7.38%, 5/15/20		150	161,744
8.25%, 2/01/21		296	319,310
7.63%, 4/15/22		3,655	4,029,637
6.13%, 6/15/23		125	131,031
4.63%, 7/15/23		300	304,128
5.75%, 11/15/24		2,298	2,361,195
5.50%, 7/15/25		398	403,194

			39,596,170

Corporate Bonds		Par (000)	Value
Transportation Infrastructure — 0.0%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	584	$685,254
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV:
5.00%, 10/16/19	USD	920	1,030,492
3.13%, 7/16/22		865	876,297
6.13%, 3/30/40		660	808,038
4.38%, 7/16/42		950	939,835
Crown Castle International Corp.:
4.88%, 4/15/22		450	469,406
5.25%, 1/15/23		940	992,264
Digicel Group Ltd., 8.25%, 9/30/20 (a)		1,705	1,758,537
Lynx I Corp., 6.00%, 4/15/21	GBP	2,511	4,048,543
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	2,250	2,485,361
Millicom International Cellular SA:
6.63%, 10/15/21 (a)	USD	200	212,750
6.00%, 3/15/25 (a)		200	202,500
Nokia OYJ:
5.38%, 5/15/19		400	434,280
6.63%, 5/15/39		469	560,455
Rogers Communications, Inc., 6.80%, 8/15/18		786	909,327
SBA Communications Corp., 4.88%, 7/15/22 (a)		1,895	1,873,681
SBA Telecommunications, Inc., 5.75%, 7/15/20		1,850	1,937,875
SmarTone Finance Ltd., 3.88%, 4/08/23		6,050	5,755,063
Sprint Capital Corp.:
6.90%, 5/01/19		250	257,457
6.88%, 11/15/28		650	588,250
8.75%, 3/15/32		1,250	1,281,250
Sprint Communications, Inc.:
6.00%, 12/01/16		300	312,937
8.38%, 8/15/17		200	218,500
9.00%, 11/15/18 (a)		6,446	7,334,323
7.00%, 3/01/20 (a)		150	165,938
7.00%, 8/15/20		150	152,250
6.00%, 11/15/22		100	94,500
Sprint Corp.:
7.25%, 9/15/21		300	301,125
7.88%, 9/15/23		4,510	4,526,913
7.13%, 6/15/24		1,852	1,780,235
7.63%, 2/15/25		100	98,340
Telefonica Europe BV, 4.20% (b)(g)	EUR	800	940,949
T-Mobile USA, Inc.:
6.46%, 4/28/19	USD	500	516,250
6.63%, 11/15/20		250	260,937
6.25%, 4/01/21		1,500	1,567,500
6.63%, 4/28/21		400	422,000
6.13%, 1/15/22		125	128,906
6.73%, 4/28/22		275	289,781
6.00%, 3/01/23		500	509,525
6.63%, 4/01/23		1,000	1,038,200
6.84%, 4/28/23		125	132,188
6.50%, 1/15/24		1,513	1,579,194
6.38%, 3/01/25		2,965	3,045,025
United States Cellular Corp., 6.70%, 12/15/33		50	47,352
Vodafone Group PLC:
1.88%, 9/11/25	EUR	160	187,774
4.38%, 2/19/43	USD	1,010	966,752

			54,039,055
Total Corporate Bonds — 21.3%			2,474,717,341

44	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense — 0.4%
Credit Suisse AG (Rolls-Royce Holdings PLC):
12.12%, 6/02/15	USD	652	$10,304,457
12.38%, 5/29/15		652	10,129,595
Deutsche Bank AG (Rolls-Royce Holdings PLC), 11.14%, 6/01/15		668	10,300,725
HSBC Bank PLC (Thales SA):
12.73%, 6/12/15		30	1,720,909
12.41%, 6/15/15		30	1,718,702
UBS AG (General Dynamics Corp.), 8.32%, 7/17/15		25	3,481,990
UBS AG (Northrop Grumman Corp.), 10.93%, 6/18/15		22	3,448,148

			41,104,526
Airlines — 0.3%
Barclays Bank PLC (Delta Air Lines, Inc.), 18.09%, 7/09/15		249	11,218,380
UBS AG (United Continental Holdings, Inc.), 23.50%, 7/20/15		440	26,832,527

			38,050,907
Auto Components — 0.6%
Credit Suisse AG (Bayer AG), 14.13%, 6/04/15		25	3,591,107
Deutsche Bank AG (The Goodyear Tire & Rubber Co.), 14.14%, 5/26/15		127	3,591,431
HSBC Bank PLC (Continental AG), 20.07%, 5/07/15		15	3,312,183
HSBC Bank PLC (Nokian Renkaat OYJ):
29.53%, 5/04/15		63	2,145,304
30.54%, 5/01/15		63	2,086,658
Royal Bank of Canada (Autoliv, Inc.):
8.60%, 7/17/15		57	6,822,525
8.67%, 7/15/15		57	6,822,307
8.55%, 7/14/15		57	6,821,310
8.87%, 7/10/15		57	6,820,250
Société Générale (Johnson Controls, Inc.), 11.83%, 7/20/15		263	13,417,306
UBS AG (Johnson Controls, Inc.), 12.58%, 7/21/15		263	13,422,900

			68,853,281
Automobiles — 0.8%
Credit Suisse AG (Renault SA), 28.88%, 6/02/15		138	13,744,342
Deutsche Bank AG (Toyota Motor Corp.), 13.19%, 5/01/15		60	4,365,319
HSBC Bank PLC (Toyota Motor Corp.), 19.06%, 5/13/15		341	24,713,823
Merrill Lynch & Co., Inc. (Ford Motor Co.), 13.91%, 5/05/15		1,956	30,816,627
Merrill Lynch International & Co. (Renault SA), 28.70%, 6/01/15		140	13,898,656

			87,538,767
Banks — 0.5%
Deutsche Bank AG (Sumitomo Mitsui Trust Holdings, Inc.), 16.96%, 5/01/15		902	3,946,579
The Goldman Sachs Group, Inc. (Sumitomo Mitsui Financial Group, Inc.), 23.70%, 5/13/15		602	26,257,700
Merrill Lynch International & Co. (Banco Santander SA), 14.05%, 7/21/15		3,999	29,771,800

			59,976,079
Beverages — 0.7%
Citigroup, Inc. (Carlsberg A/S, Class B), 20.68%, 5/12/15		41	3,590,230
Citigroup, Inc. (Constellation Brands, Inc.):
10.65%, 6/29/15		113	13,402,290

Equity-Linked Notes		Par (000)	Value
Beverages (concluded)
10.60%, 6/30/15	USD	113	$13,401,194
Credit Suisse AG (Heineken NV):
10.87%, 5/20/15		101	7,991,857
10.79%, 5/22/15		101	7,944,701
10.83%, 5/21/15		101	7,938,529
Deutsche Bank AG (Heineken NV), 9.51%, 5/26/15		78	6,062,683
Merrill Lynch International & Co. (Anheuser-Busch InBev NV):
14.80%, 5/14/15		108	13,184,436
14.70%, 5/15/15		108	13,176,378

			86,692,298
Biotechnology — 0.0%
JPMorgan Chase & Co. (Amgen, Inc.), 10.60%, 5/19/15		23	3,662,172
Capital Markets — 0.5%
Citigroup, Inc. (Legg Mason, Inc.), 9.31%, 5/01/15		65	3,569,197
The Goldman Sachs Group, Inc. (Ameriprise Financial, Inc.), 12.75%, 5/13/15		27	3,566,194
Merrill Lynch International & Co. (Credit Suisse Group AG):
19.55%, 7/17/15		506	13,246,429
19.90%, 7/15/15		506	13,180,832
Royal Bank of Canada (The Charles Schwab Corp.):
12.41%, 7/16/15		455	13,834,304
12.36%, 7/15/15		455	13,832,235

			61,229,191
Chemicals — 0.8%
Citigroup, Inc. (LyondellBasell Industries NV), 22.40%, 6/05/15		289	30,084,070
Deutsche Bank AG (Air Liquide SA), 10.70%, 7/23/15		73	9,275,809
The Goldman Sachs Group, Inc. (Air Liquide SA), 11.30%, 6/12/15		26	3,336,317
Société Générale (Air Liquide SA):
11.17%, 7/24/15		73	9,160,047
10.95%, 7/24/15		73	9,134,966
Société Générale (The Dow Chemical Co.), 12.08%, 7/17/15		540	27,662,272

			88,653,481
Communications Equipment — 0.1%
Citigroup, Inc. (Cisco Systems, Inc.), 16.65%, 5/15/15		120	3,485,330
Deutsche Bank AG (Brocade Communications Systems, Inc.), 15.25%, 5/18/15		292	3,358,152

			6,843,482
Construction & Engineering — 0.1%
HSBC Bank PLC (Fluor Corp.), 12.90%, 5/01/15		59	3,666,040
HSBC Bank PLC (Vinci SA), 17.43%, 6/12/15		59	3,490,609

			7,156,649
Construction Materials — 0.2%
Deutsche Bank AG (Eagle Materials, Inc.):
20.51%, 5/08/15		100	8,562,292
19.22%, 5/12/15		100	8,512,596
19.27%, 5/14/15		100	8,405,314

			25,480,202
Diversified Financial Services — 0.6%
Credit Suisse AG (ING Groep NV), 15.08%, 5/28/15		255	3,749,054
Deutsche Bank AG (Total SA):
12.40%, 7/17/15		552	29,432,780
14.34%, 6/22/15		78	4,305,318

BLACKROCK FUNDS II	APRIL 30, 2015	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Diversified Financial Services (concluded)
The Goldman Sachs Group, Inc. (Moody’s Corp.), 10.20%, 5/28/15	USD	38	$3,839,759
Merrill Lynch International & Co. (Intercontinental Exchange, Inc.), 10.90%, 5/06/15		54	12,240,892
Royal Bank of Canada (Intercontinental Exchange, Inc.), 8.89%, 5/05/15		54	12,326,969
UBS AG (Voya Financial, Inc.), 9.80%, 5/01/15		83	3,603,293

			69,498,065
Diversified Telecommunication Services — 0.7%
Credit Suisse AG (Centrica PLC):
19.18%, 7/29/15		1,435	5,617,416
19.02%, 7/30/15		1,435	5,616,088
JPMorgan Chase & Co. (Vivendi SA), 58.17%, 5/11/15		560	14,289,010
Merrill Lynch International & Co. (Vivendi SA), 33.00%, 5/01/15		577	15,092,832
Royal Bank of Canada (AT&T, Inc.), 10.21%, 7/17/15		858	29,676,345
Société Générale (Vivendi SA), 58.69%, 5/12/15		562	14,236,928

			84,528,619
Electric Utilities — 0.7%
Credit Suisse AG (The Southern Co.), 13.89%, 6/08/15		79	3,506,940
The Goldman Sachs Group, Inc. (Electricite de France SA), 18.50%, 7/17/15		151	3,715,672
HSBC Bank PLC (Electricite de France SA):
18.76%, 7/21/15		151	3,692,946
18.87%, 7/20/15		151	3,691,326
JPMorgan Chase & Co. (The Southern Co.), 8.50%, 6/29/15		89	3,931,925
Merrill Lynch International & Co. (Electricite de France SA), 15.10%, 7/29/15		157	3,914,539
Royal Bank of Canada (American Electric Power Co., Inc.), 17.92%, 6/05/15		259	14,777,606
Royal Bank of Canada (Exelon Corp.), 22.52%, 6/05/15		895	30,308,643
Wells Fargo & Co. (American Electric Power Co., Inc.), 16.52%, 6/09/15		258	14,703,494

			82,243,091
Electrical Equipment — 0.1%
Credit Suisse AG (Legrand SA), 14.45%, 6/09/15		77	4,399,198
Credit Suisse AG (Schneider Electric SA), 21.44%, 5/11/15		48	3,564,080
Deutsche Bank AG (Legrand SA), 14.19%, 6/08/15		100	5,731,089

			13,694,367
Electronic Equipment, Instruments & Components — 0.0%
HSBC Bank PLC (TDK Corp.), 18.10%, 5/01/15		52	3,779,922
Energy Equipment & Services — 0.2%
JPMorgan Chase & Co. (Halliburton Co.), 15.30%, 7/17/15		579	27,806,575
Food & Staples Retailing — 0.7%
Citigroup, Inc. (Walgreens Boots Alliance, Inc.), 15.44%, 6/23/15		302	25,781,907
Deutsche Bank AG (Whole Foods Market, Inc.):
10.57%, 5/06/15		223	10,853,704
10.24%, 5/05/15		223	10,840,347

Equity-Linked Notes		Par (000)	Value
Food & Staples Retailing (concluded)
Royal Bank of Canada (Walgreens Boots Alliance, Inc.), 10.55%, 7/07/15	USD	124	$10,491,008
Société Générale (Wal-Mart Stores, Inc.), 12.06%, 5/19/15		339	26,786,752

			84,753,718
Food Products — 0.7%
Credit Suisse AG (Danone SA), 18.54%, 6/01/15		185	13,067,887
JPMorgan Chase & Co. (Unilever NV), 10.70%, 7/23/15		662	27,977,608
Merrill Lynch International & Co. (Danone SA), 19.00%, 5/29/15		185	12,867,467
Société Générale (Campbell Soup Co.):
14.16%, 5/22/15		128	5,826,131
9.67%, 5/25/15		128	5,790,036
Société Générale (Hormel Foods Corp.):
11.39%, 5/21/15		65	3,594,066
11.45%, 5/22/15		65	3,593,556
11.37%, 5/20/15		65	3,593,526

			76,310,277
Health Care Equipment & Supplies — 0.0%
Deutsche Bank AG (Medtronic PLC), 12.44%, 5/15/15		44	3,438,001
Health Care Providers & Services — 0.8%
Credit Suisse AG (Aetna, Inc.), 9.65%, 5/04/15		305	30,445,899
Deutsche Bank AG (Community Health Systems, Inc.):
19.11%, 5/01/15		161	8,850,897
18.73%, 5/05/15		161	8,808,566
JPMorgan Chase & Co. (Cardinal Health, Inc.), 12.30%, 5/19/15		44	3,742,120
UBS AG (Community Health Systems, Inc.), 16.70%, 5/06/15		161	8,870,664
UBS AG (Humana, Inc.), 13.26%, 7/01/15		21	3,470,278
UBS AG (Tenet Healthcare Corp.):
20.70%, 5/01/15		170	8,654,815
18.70%, 5/05/15		170	8,448,648
19.30%, 5/06/15		102	5,074,378
Wells Fargo & Co. (Anthem, Inc.), 10.77%, 6/18/15		23	3,468,057

			89,834,322
Hotels, Restaurants & Leisure — 1.0%
Credit Suisse AG (Accor SA):
14.56%, 8/27/15		108	5,464,205
14.62%, 8/26/15		108	5,463,134
Deutsche Bank AG (InterContinental Hotels Group PLC):
12.00%, 6/08/15		53	2,231,239
12.00%, 6/09/15		53	2,229,167
Deutsche Bank AG (McDonald’s Corp.), 11.90%, 7/17/15		278	26,877,566
Deutsche Bank AG (Yum! Brands, Inc.), 12.93%, 7/23/15		322	27,511,210
The Goldman Sachs Group, Inc. (Accor SA):
22.00%, 7/17/15		256	13,559,567
22.00%, 7/15/15		256	13,551,981
JPMorgan Chase & Co. (Accor SA):
14.78%, 8/24/15		107	5,613,841
15.04%, 8/21/15		107	5,610,445
Société Générale (Accor SA), 5.15%, 8/25/15		108	5,621,216

46	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
UBS AG (Carnival Corp.), 13.90%, 6/09/15	USD	77	$3,448,063

			117,181,634
Household Durables — 0.6%
JPMorgan Chase & Co. (D.R. Horton, Inc.), 20.50%, 5/26/15		465	11,978,482
JPMorgan Chase & Co. (Lennar Corp.):
16.05%, 6/19/15		249	11,740,731
14.87%, 6/22/15		244	11,487,092
Société Générale (Toll Brothers, Inc.):
12.70%, 5/29/15		149	5,411,022
12.63%, 5/28/15		149	5,406,964
UBS AG (DR Horton, Inc.):
19.30%, 5/26/15		465	12,186,070
17.70%, 7/17/15		252	6,564,619

			64,774,980
Household Products — 0.3%
HSBC Bank PLC (Reckitt Benckiser Group PLC), 10.95%, 5/08/15		328	29,797,897
Insurance — 0.2%
Credit Suisse AG (AXA SA), 25.96%, 5/19/15		148	3,585,802
Deutsche Bank AG (MetLife, Inc.), 13.24%, 5/05/15		475	24,831,098

			28,416,900
Internet Software & Services — 0.0%
UBS AG (Akamai Technologies, Inc.), 12.60%, 5/04/15		65	4,549,458
IT Services — 0.1%
HSBC Bank PLC (Fujitsu Ltd.), 17.42%, 5/01/15		580	3,981,842
UBS AG (Mastercard, Inc.), 9.79%, 6/08/15		39	3,500,956

			7,482,798
Life Sciences Tools & Services — 0.0%
HSBC Bank PLC (Gerresheimer AG), 13.14%, 5/14/15		37	2,104,222
Machinery — 0.3%
The Goldman Sachs Group, Inc. (Kone OYJ, Class B):
19.80%, 5/01/15		90	4,153,782
19.25%, 5/04/15		90	4,100,823
JPMorgan Chase & Co. (PACCAR, Inc.), 10.60%, 5/26/15		59	3,803,189
UBS AG (Caterpillar, Inc.), 10.00%, 7/27/15		321	27,773,209

			39,831,003
Media — 0.4%
Citigroup, Inc. (Comcast Corp.), 11.84%, 5/05/15		473	27,819,859
The Goldman Sachs Group, Inc. (ITV PLC):
15.25%, 5/08/15		1,416	5,438,485
15.00%, 5/11/15		1,416	5,295,851
Merrill Lynch International & Co. (Pearson PLC), 16.80%, 5/14/15		188	3,912,757

			42,466,952
Metals & Mining — 0.2%
Royal Bank of Canada (Alcoa, Inc.), 16.40%, 7/02/15		2,102	28,416,148
Multiline Retail — 0.5%
Citigroup, Inc. (Macy’s, Inc.), 12.01%, 5/08/15		442	28,819,618
The Goldman Sachs Group, Inc. (Nordstrom, Inc.), 8.70%, 5/13/15		43	3,317,644
UBS AG (Target Corp.), 13.45%, 5/21/15		332	26,533,968

			58,671,230

Equity-Linked Notes		Par (000)	Value
Multi-Utilities — 0.5%
Credit Suisse AG (PG&E Corp.), 10.58%, 7/03/15	USD	66	$3,491,759
Credit Suisse AG (RWE AG):
38.42%, 5/14/15		478	12,207,676
39.70%, 5/13/15		473	12,166,726
JPMorgan Chase & Co. (Dominion Resources, Inc.), 9.00%, 6/29/15		55	3,964,614
Royal Bank of Canada (Consolidated Edison, Inc.), 19.44%, 6/05/15		162	9,955,502
Wells Fargo & Co. (Consolidated Edison, Inc.):
17.94%, 6/09/15		162	9,947,486
18.03%, 6/10/15		161	9,888,421

			61,622,184
Oil, Gas & Consumable Fuels — 0.3%
Credit Suisse AG (Hess Corp.), 15.48%, 7/01/15		46	3,490,062
Merrill Lynch International & Co. (BP PLC), 22.40%, 6/05/15		4,149	29,905,631

			33,395,693
Paper & Forest Products — 0.3%
Merrill Lynch International & Co. (Stora Enso OYJ):
13.45%, 7/17/15		847	8,905,981
13.70%, 7/15/15		847	8,881,361
14.00%, 7/14/15		847	8,816,732
Wells Fargo & Co. (International Paper Co.), 16.25%, 6/08/15		65	3,510,231

			30,114,305
Personal Products — 0.5%
Credit Suisse AG (L’Oreal SA), 10.96%, 5/27/15		66	12,365,605
Deutsche Bank AG (L’Oreal SA), 11.64%, 5/26/15		95	17,522,490
JPMorgan Chase & Co. (L’Oreal SA), 16.18%, 6/24/15		76	13,934,245
Société Générale (L’Oreal SA), 16.24%, 6/25/15		76	14,037,257

			57,859,597
Pharmaceuticals — 0.5%
Credit Suisse AG (Perrigo Co. PLC), 16.80%, 5/07/15		142	26,011,088
The Goldman Sachs Group, Inc. (Bristol-Myers Squibb Co.), 12.40%, 7/22/15		465	29,744,914
HSBC Bank PLC (Sanofi), 15.87%, 5/20/15		39	3,891,519

			59,647,521
Real Estate Investment Trusts (REITs) — 0.0%
Deutsche Bank AG (Iron Mountain, Inc.), 13.26%, 5/14/15		96	3,363,906
Road & Rail — 0.5%
Citigroup, Inc. (Union Pacific Corp.), 9.07%, 6/04/15		31	3,368,439
Deutsche Bank AG (Avis Budget Group, Inc.), 18.01%, 5/07/15		55	3,067,836
Royal Bank of Canada (Kansas City Southern):
10.61%, 7/16/15		132	13,643,966
10.86%, 7/15/15		132	13,643,457
Société Générale (CSX Corp.), 17.09%, 7/15/15		797	28,294,380

			62,018,078
Semiconductors & Semiconductor Equipment — 1.1%
Citigroup, Inc. (NVIDIA Corp. ):
24.54%, 5/05/15		598	13,589,109
25.46%, 5/06/15		598	13,506,904

BLACKROCK FUNDS II	APRIL 30, 2015	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
HSBC Bank PLC (Société Générale SA), 15.61%, 6/16/15	USD	623	$30,201,110
Royal Bank of Canada (Intel Corp.), 10.36%, 7/07/15		339	11,133,763
Royal Bank of Canada (Linear Technology Corp.):
11.73%, 7/17/15		291	13,492,015
11.44%, 7/20/15		291	13,473,793
Société Générale (Analog Devices, Inc.):
15.71%, 5/20/15		220	13,843,776
15.40%, 5/21/15		220	13,840,772

			123,081,242
Software — 0.7%
Deutsche Bank AG (Electronic Arts, Inc.):
13.59%, 5/06/15		224	12,883,441
13.80%, 5/07/15		224	12,844,215
Royal Bank of Canada (Autodesk, Inc.):
18.38%, 5/12/15		229	13,341,631
18.57%, 5/14/15		229	13,333,115
UBS AG (SalesForce.com, Inc.), 18.30%, 5/21/15		406	28,335,961

			80,738,363
Specialty Retail — 2.1%
Deutsche Bank AG (Kingfisher PLC):
15.80%, 6/26/15		758	3,983,945
16.50%, 6/29/15		758	3,971,408
The Goldman Sachs Group, Inc. (Tiffany & Co.), 17.00%, 5/29/15		162	14,371,410
JPMorgan Chase & Co. (Hennes & Mauritz AB, B Shares), 17.22%, 6/24/15		352	13,796,682
JPMorgan Chase & Co. (Lowe’s Companies, Inc.), 14.22%, 5/19/15		65	4,542,830
JPMorgan Chase & Co. (The Home Depot, Inc.), 11.20%, 5/19/15		42	4,541,168
Royal Bank of Canada (Advance Auto Parts, Inc.):
12.29%, 5/20/15		93	13,433,484
12.19%, 5/22/15		93	13,411,164
Société Générale (Hennes & Mauritz AB, B Shares), 16.98%, 6/25/15		356	13,900,029
Société Générale (The TJX Cos., Inc.):
15.50%, 5/19/15		311	12,758,299
12.90%, 5/18/15		208	13,616,469
12.18%, 5/19/15		208	13,598,666
Société Générale (Tiffany & Co.), 16.33%, 5/26/15		162	14,390,545
Société Générale (Urban Outfitters, Inc.), 15.27%, 5/18/15		311	12,760,281
UBS AG (Best Buy Co., Inc.):
23.35%, 5/26/15		378	13,602,378
23.90%, 5/22/15		378	13,577,194
17.45%, 5/21/15		93	3,287,635
UBS AG (Dick’s Sporting Goods, Inc.), 14.40%, 5/12/15		66	3,626,669
UBS AG (Foot Locker, Inc.):
15.70%, 5/26/15		230	14,023,523
16.80%, 5/22/15		230	14,021,804
UBS AG (Ulta Salon Cosmetics & Fragrance, Inc.):
15.50%, 5/28/15		82	12,527,970
15.60%, 5/29/15		82	12,524,069
Wells Fargo & Co. (The TJX Cos., Inc.), 8.60%, 5/19/15		57	3,687,860

			243,955,482
Technology Hardware, Storage & Peripherals — 0.3%
Citigroup, Inc. (Seagate Technology PLC), 22.44%, 5/08/15		65	3,881,917

Equity-Linked Notes		Par (000)	Value
Technology Hardware, Storage & Peripherals (concluded)
HSBC Bank PLC (Apple, Inc.), 17.08%, 5/21/15	USD	214	$27,142,665

			31,024,582
Textiles, Apparel & Luxury Goods — 0.8%
Deutsche Bank AG (Kering):
12.02%, 5/21/15		29	5,601,816
12.05%, 5/20/15		29	5,596,240
12.00%, 5/22/15		29	5,590,070
11.63%, 5/26/15		29	5,574,648
12.35%, 5/05/15		20	3,804,502
12.14%, 5/19/15		19	3,712,671
Merrill Lynch International & Co. (Industria de Diseno Textil SA), 14.90%, 5/12/15		122	3,830,886
Merrill Lynch International & Co. (LVMH Moet Hennessy Louis Vuitton SA):
12.30%, 5/14/15		75	13,346,591
12.20%, 5/15/15		75	13,341,312
13.90%, 5/08/15		20	3,506,360
Royal Bank of Canada (NIKE, Inc., Class B), 8.86%, 6/16/15		251	25,171,302

			89,076,398
Tobacco — 0.4%
HSBC Bank PLC (British American Tobacco PLC), 15.98%, 6/12/15		62	3,410,662
Royal Bank of Canada (Philip Morris International, Inc.), 10.05%, 7/07/15		132	11,108,643
Société Générale (Reynolds American, Inc.), 11.25%, 7/27/15		367	27,119,915

			41,639,220
Trading Companies & Distributors — 0.2%
Société Générale (United Rentals, Inc.), 13.79%, 7/17/15		280	27,139,750
Total Equity-Linked Notes — 21.3%			2,479,497,535

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense — 0.0%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		1,895	1,914,203
Sequa Corp., Term Loan, 5.25%, 6/19/17		1,239	1,122,057

			3,036,260
Airlines — 0.0%
Northwest Airlines, Inc.:
Term B757-200 Loan (N551), 1.56%, 9/10/18		107	102,213
Term B757-200 Loan (N554), 1.56%, 9/10/18		108	103,330
Term B757-300 Loan (N583), 2.18%, 3/10/17		100	97,750
Term B757-300 Loan (N584), 2.18%, 3/10/17		100	97,750
Term B757-300 Loan (N550), 1.56%, 3/10/17		106	101,655

			502,698
Auto Components — 0.0%
Allison Transmission, Inc., Term B-3 Loan, 3.50%, 8/23/19		560	562,940
FPC Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/19/19		782	775,650

48	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Auto Components (concluded)
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19	USD	1,000	$1,008,490

			2,347,080
Banks — 0.0%
Walton Portland Mezz Holdings VI LLC, Loan, 6.90%, 7/08/16		3,750	3,750,000
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		2,970	2,975,508
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,812	1,803,338
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		3,946	3,958,708

			8,737,554
Capital Markets — 0.0%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		1,437	1,438,606
Alliant Holdings I, Inc., Delayed Draw Term Loan, 4.00%, 12/20/19		249	249,421
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		1,561	1,560,509

			3,248,536
Chemicals — 0.1%
AI Chem & Cy S.C.A., Term B-1 Loan, 4.50%, 10/03/19		637	640,997
AI Chem & Cy U.S. AcquiCo, Inc., Term B-2 Loan, 4.50%, 10/03/19		331	332,583
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		753	670,139
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Euro Term Loan, 4.25%, 2/01/20	EUR	211	238,834
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.00%, 8/12/21	USD	3,990	4,001,970
MacDermid, Inc.:
Term Loan B2, 3.75%, 6/07/20		539	544,640
Tranche B Term Loan (First Lien), 4.00%, 6/07/20		732	738,250
Oxea Finance & Cy S.C.A. (Oxea Finance LLC):
Term B-2 Loan, 4.25%, 1/15/20		1,901	1,860,653
Term Loan (Second Lien), 8.25%, 7/15/20		675	624,375

			9,652,441
Commercial Services & Supplies — 0.1%
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		548	549,435
Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 3.25%, 2/12/21		1,995	1,997,702
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		2,131	2,107,362
Genpact Ltd., Term Loan, 3.50%, 8/30/19		469	470,561
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		1,924	1,984,636
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		3,591	3,593,833
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		710	715,458

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (concluded)
West Corp., Term B-10 Loan, 3.25%, 6/30/18	USD	885	$885,731

			12,304,718
Communications Equipment — 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/28/19		4,089	4,083,895
Riverbed Technology, Inc., Term Loan, 5.00%, 4/24/22		625	631,563

			4,715,458
Consumer Discretionary — 0.0%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		280	280,840
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc., Term B-2 Loan, 4.00%, 12/17/19		490	492,133
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21		399	399,769
Onex Wizard Acquisition Company II S.C.A. — Initial Dollar Term Loan — Assignment, Initial Dollar Term Loan, 5.25%, 3/11/22		935	945,126

			1,837,028
Diversified Consumer Services — 0.1%
The ServiceMaster Company LLC, Initial Term Loan, 4.25%, 7/01/21		3,980	3,991,383
Diversified Financial Services — 0.0%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 12/01/18		3,834	3,870,330
Diversified Telecommunication Services — 0.1%
Avaya Inc., Series B7, 6.25%, 4/30/20		3,695	3,658,826
Consolidated Communications, Inc., Initial Term Loan, 4.25%, 12/23/20		1,995	2,007,418
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,275	1,279,101
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		6,000	6,013,140

			12,958,485
Electronic Equipment, Instruments & Components — 0.0%
Dell International LLC, Term C Loan, 2.75%, 10/29/18		3,620	3,627,110
Energy Equipment & Services — 0.0%
American Energy — Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18		55	49,263
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		55	49,271
Loan (Second Lien), 11.00%, 9/30/18		1,806	1,625,221

			1,723,755
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		3,503	3,520,482
Dole Food Co., Inc., Term B Loan, 4.50%, 10/25/18		1,197	1,203,781
Pinnacle Foods Finance LLC, Term G Loan, 3.25%, 4/29/20		1,513	1,512,357
Supervalu, Inc., Term B Loan, 5.00%, 3/21/19		1,008	1,011,586
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20		530	281,720

			7,529,926

BLACKROCK FUNDS II	APRIL 30, 2015	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies — 0.1%
Biomet, Inc., Dollar Term B-2 Loan, 3.75%, 7/25/17	USD	7,811	$7,810,008
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		697	696,221
Hologic, Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19		434	434,818
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		2,967	2,976,737

			11,917,784
Health Care Providers & Services — 0.2%
AmSurg Corp., Initial Term Loan, 3.00%, 7/16/21		3,990	4,003,915
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		7,191	7,234,067
DJO Finance LLC (ReAble Therapeutics Fin LLC), Term Loan (First Lien), 3.25%, 6/24/20		1,170	1,177,020
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17		291	290,908
HCA, Inc., Tranche B-4 Term Loan, 2.92%, 5/01/18		286	286,104
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		822	820,985
Millennium Health LLC (FKA Millennium Laboratories LLC), Tranche B Term Loan, 5.25%, 4/16/21		1,763	1,436,760
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		1,585	1,579,584
Tenet Healthcare Corporation:
Term Loan (Bridge Loan), 4.25%, 3/22/16		310	—
Unsecured Bridge Loan, 5.75%, 3/22/16		925	—
Tenet Healthcare Corporation — Loan — Assignment, Loan, 4.50%, 3/22/16		2,225	2,225,000

			19,054,343
Hotels, Restaurants & Leisure — 0.4%
A-R HHC Orlando Convention Hotel LLC, Loan, 0.23%, 8/07/21		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Horton’s), Term B Loan, 3.50%, 12/12/21		5,957	6,021,924
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 5.90%, 7/09/19		3,500	3,500,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		2,905	2,915,028
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,210	7,845,844
Hilton Los Cabos, Term Loan, 8.17%, 9/18/18		5,375	5,375,000
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		727	729,792
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		3,873	3,884,027
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1,659	1,659,598
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		1,432	1,431,436
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		438	439,697
Term B Loan, 5.25%, 2/19/19		621	623,729
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		5,665	5,696,901
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 6.00%, 9/02/21		2,195	2,215,414
Wendy’s International, Inc., Term B Loan, 3.25%, 5/15/19		605	606,743

			50,195,133

Floating Rate Loan Interests (b)		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan (3/11), 4.00%, 4/01/18	USD	2,996	$3,011,774
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		3,752	3,772,782
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		7,450	7,490,379

			14,274,935
Internet Software & Services — 0.1%
Amaya Holdings B.V., Initial Term B Loan (Second Lien), 7.00%, 8/01/22		3,360	3,390,442
Go Daddy Operating Company LLC, Initial Term Loan, 3.75%, 5/13/21		1,995	2,008,281
Zayo Group LLC/Zayo Capital, Inc., Term Loan, 5.25%, 7/02/19		7,799	7,799,323

			13,198,046
Life Sciences Tools & Services — 0.0%
DPX Holdings B.V. (fka JLL/Delta Dutch Newco B.V.) — Initial Dollar Term Loan — Assignment, Initial Dollar Term Loan, 4.25%, 3/11/21		650	649,883
Machinery — 0.1%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		2,879	2,806,071
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/05/21		3,990	3,989,975
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,520	2,527,460
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		164	163,720

			9,487,226
Media — 0.2%
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		4,061	4,082,524
Dallas Design District, Mezzanine, 6.86%, 11/26/16		4,000	4,000,000
Media General, Inc., Term B Loan, 4.25%, 7/31/20		1,959	1,972,011
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		2,246	2,254,640
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		1,943	1,950,571
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		2,323	2,333,293
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		2,822	2,823,620
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/07/20		3,112	3,112,875
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19		4,141	4,159,339

			26,688,873
Metals & Mining — 0.0%
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		3,729	3,733,877
Multiline Retail — 0.0%
Hudson’s Bay Co., Term B Loan, 4.75%, 10/07/20		216	217,072
Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		913	901,350
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		1,982	1,955,672

50	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Veresen Midstream Limited Partnership — Initial Term Loan — Assignment, Initial Term Loan, 6.00%, 3/31/22	USD	2,095	$2,115,950

			4,972,972
Pharmaceuticals — 0.2%
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		1,202	1,204,524
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		3,990	4,022,629
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		490	459,105
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		512	479,306
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		88	82,639
Ceva Logistics U.S. Holdings Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		706	661,111
Concordia Healthcare Corp. — Initial Term Loan — Assignment, Initial Term Loan, 4.75%, 4/21/22		480	483,600
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.15%, 2/27/21		1,399	1,402,019
Horizon Pharma, Inc., Series B7, 5.00%, 4/29/21		290	291,813
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		1,410	1,411,899
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		3,588	3,602,558
Valeant Pharmaceuticals International, Term Loan B-C2 Loan, 3.75%, 12/11/19		646	647,761
Valeant Pharmaceuticals International, Inc. — Series F-1 Tranche B Term Loan — Assignment, Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		5,089	5,121,753

			19,870,717
Professional Services — 0.1%
FCA US LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		5,002	5,007,448
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21		4,181	4,198,176

			9,205,624
Real Estate Investment Trusts (REITs) — 0.0%
Communications Sales & Leasing, Inc. (CSL Capital, LLC), Term Loan, 4.00%, 10/14/22		1,745	1,740,637
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Synthetic Commitment, 4.40%, 10/10/16		35	34,392
Road & Rail — 0.1%
The Hertz Corp., Tranche B-2 Term Loan, 3.50%, 3/11/18		3,990	3,987,667
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		3,471	3,485,900
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 5.00%, 2/28/20		1,563	1,569,112

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
Tranche B5 Term Loan, 3.75%, 1/15/21	USD	997	$1,005,578

			6,060,590
Software — 0.1%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		435	435,531
First Data Corp.:
2018 New Dollar Term Loan, 3.67%, 3/23/18		7,240	7,253,611
2018B Second New Term Loan, 3.67%, 9/24/18		570	570,713
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		1,267	1,264,738
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		4,955	4,984,075
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/13/20		351	351,515

			14,860,183
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan (2012), 3.00%, 8/03/18		3,375	3,390,626
Michaels Stores, Inc., Incremental 2014 Term Loan, 4.00%, 1/28/20		1,990	1,999,646
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		1,405	1,408,260
PetSmart, Inc. — Term Loan — Assignment, Term Loan, 5.00%, 3/11/22		4,420	4,472,289
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		1,970	1,974,055

			13,244,876
Textiles, Apparel & Luxury Goods — 0.0%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		768	768,285
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Term Loan B, 3.50%, 4/15/22		1,330	1,328,577
Total Floating Rate Loan Interests — 2.7%			309,605,294

Foreign Government Obligations		Par (000)	Value
Brazil — 0.1%
Brazilian Government International Bond, 4.88%, 1/22/21		11,070	11,828,295
Canada — 0.0%
Government of Canada, 3.50%, 12/01/45	CAD	1,820	1,933,816
Croatia — 0.1%
Croatia Government International Bond, 6.63%, 7/14/20	USD	6,660	7,415,510
Hungary — 0.1%
Hungary Government International Bond, 6.25%, 1/29/20		6,456	7,382,533
Iceland — 0.0%
Republic of Iceland, 4.88%, 6/16/16		3,625	3,762,921
Indonesia — 0.1%
Indonesia Government International Bond, 5.88%, 3/13/20		7,868	8,910,510

BLACKROCK FUNDS II	APRIL 30, 2015	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Indonesia (concluded)
Republic of Indonesia, 2.88%, 7/08/21	EUR	405	$477,492

			9,388,002
Mexico — 0.1%
Mexico Government International Bond, 3.63%, 3/15/22	USD	13,658	14,101,885
Panama — 0.0%
Panama Government International Bond, 5.20%, 1/30/20		2,250	2,514,376
Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT:
2.88%, 10/15/25	EUR	770	927,417
3.88%, 2/15/30		250	327,131
4.10%, 2/15/45		90	123,228

			1,377,776
Romania — 0.1%
Romanian Government International Bond, 6.75%, 2/07/22	USD	4,938	5,937,945
Slovenia — 0.1%
Republic of Slovenia, 5.25%, 2/18/24		960	1,101,504
Slovenia Government International Bond, 4.75%, 5/10/18		8,214	8,826,764

			9,928,268
South Africa — 0.0%
Republic of South Africa, 6.50%, 2/28/41	ZAR	370	24,443
South Africa Government International Bond, 5.88%, 5/30/22	USD	3,237	3,642,920

			3,667,363
Spain — 0.0%
Kingdom of Spain Inflation Linked Bond, 1.80%, 11/30/24	EUR	80	102,096
Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/04/20	USD	5,100	5,278,500
United Kingdom — 0.1%
United Kingdom Gilt, 3.25%, 1/22/44	GBP	6,075	10,651,698
Uruguay — 0.0%
Uruguay Government International Bond, 8.00%, 11/18/22	USD	2,793	3,651,847
Total Foreign Government Obligations — 0.9%			98,922,831
Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (d)(k)		4,500,288	409,481,205
iShares iBoxx $ Investment Grade Corporate Bond ETF (k)		399,514	47,917,709
iShares U.S. Preferred Stock ETF (d)(k)		1,739,167	69,462,330
SPDR Barclays Capital High Yield Bond ETF (d)		4,679,347	184,553,446
Total Investment Companies — 6.1%			711,414,690

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 6.7%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 2.65%, 11/25/35 (b)	USD	8,907	7,920,707

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2005-8, Class 7A2, 0.45%, 11/25/35 (b)	USD	5,167	$4,666,209
Series 2005-9, Class 5A1, 0.44%, 11/25/35 (b)		4,248	3,870,484
Alternative Loan Trust:
Series 2005-16, Class A1, 1.77%, 6/25/35 (b)		1,548	1,390,497
Series 2005-36, Class 2A1A, 0.48%, 8/25/35 (b)		4,639	3,636,209
Series 2005-56, Class 1A1, 0.90%, 11/25/35 (b)		7,779	6,710,926
Series 2005-56, Class 4A1, 0.48%, 11/25/35 (b)		10,962	9,118,117
Series 2005-61, Class 1A1, 0.43%, 12/25/35 (b)		692	615,122
Series 2005-61, Class 2A1, 0.45%, 12/25/35 (b)		6,545	5,695,882
Series 2005-63, Class 3A3, 5.23%, 11/25/35 (b)		6,861	5,595,022
Series 2005-63, Class 5A1, 2.48%, 12/25/35 (b)		1,104	926,107
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		225	213,648
Series 2005-72, Class A1, 0.44%, 1/25/36 (b)		6,226	5,535,207
Series 2005-72, Class A3, 0.48%, 1/25/36 (b)		6,637	5,335,582
Series 2006-2CB, Class A6, 5.50%, 3/25/36		2,014	1,707,232
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,140	1,893,871
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		2,004	1,736,530
Series 2006-9T1, Class A7, 6.00%, 5/25/36		1,024	931,139
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,886	1,651,190
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,318	1,937,062
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,133	1,008,456
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,306	1,176,412
Series 2006-43CB, Class 1A4, 6.00%, 2/25/37		3,381	3,032,927
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		5,755	4,644,039
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		4,538	3,819,791
Series 2006-J7, Class 2A1, 2.20%, 11/20/36 (b)		11,778	8,433,840
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,749	2,144,435
Series 2006-OA2, Class A1, 0.39%, 5/20/46 (b)		3,924	2,771,681
Series 2006-OA3, Class 2A1, 0.38%, 5/25/36 (b)		24,148	19,368,732
Series 2006-OA6, Class 1A2, 0.38%, 7/25/46 (b)		20,766	17,780,079
Series 2006-OA8, Class 1A1, 0.36%, 7/25/46 (b)		26,105	21,127,575
Series 2006-OA14, Class 1A1, 1.86%, 11/25/46 (b)		15,619	13,229,043

52	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 2A1, 0.36%, 11/25/46 (b)	USD	16,691	$13,762,333
Series 2006-OA14, Class 3A1, 0.99%, 11/25/46 (b)		23,445	18,519,220
Series 2006-OA16, Class A2, 0.36%, 10/25/46 (b)		1,134	990,596
Series 2006-OA22, Class A1, 0.33%, 2/25/47 (b)		21,140	17,970,506
Series 2007-6, Class A4, 5.75%, 4/25/47		3,590	3,196,423
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		1,138	955,968
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		6,655	5,492,518
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,142	942,806
Series 2007-12T1, Class A5, 6.00%, 6/25/37		918	776,441
Series 2007-12T1, Class A22, 5.75%, 6/25/37		4,137	3,439,804
Series 2007-15CB, Class A7, 0.46%, 9/25/47 (b)		10,008	8,545,161
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		790	713,362
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,794	2,340,535
Series 2007-19, Class 1A8, 6.00%, 8/01/37		1,359	1,138,764
Series 2007-25, Class 1A3, 6.50%, 11/25/37		6,823	5,956,405
Series 2007-AL1, Class A1, 0.43%, 6/25/37 (b)		7,984	5,527,699
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,956	2,108,183
Series 2007-OA6, Class A1A, 0.31%, 6/25/37 (b)		6,184	5,238,360
Series 2007-OA7, Class A1B, 0.31%, 5/25/47 (b)		2,031	1,687,654
Series 2007-OA8, Class 2A1, 0.35%, 6/25/47 (b)		26,349	21,039,074
Series 2007-OA11, Class A1A, 1.52%, 11/25/47 (b)		6,503	4,882,223
Series 2007-OH3, Class A1A, 6.00%, 9/25/47		730	683,506
American Home Mortgage Assets LLC, Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		2,461	1,679,903
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 0.29%, 3/25/47 (b)		6,066	4,813,153
American Home Mortgage Investment Trust:
Series 2005-4, Class 1A1, 0.75%, 11/25/45 (b)		6,169	5,502,427
Series 2007-1, Class GA1C, 0.36%, 5/25/47 (b)		4,732	3,359,429
Banc of America Funding Corp.:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		1,691	1,435,277
Series 2006-D, Class 6A1, 5.05%, 5/20/36 (b)		985	796,919
Series 2007-A, Class 2A1, 0.33%, 2/20/47 (b)		1,950	1,681,870
Series 2007-D, Class 1A1, 0.38%, 6/20/47 (b)		4,650	3,791,973
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 2.57%, 1/25/35 (b)		42	41,676

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
BCAP LLC Trust, Series 2010-RR2, Class 1A1, 2.81%, 7/25/36 (a)(b)	USD	4,405	$4,406,674
Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.61%, 4/25/36 (b)		18,140	13,456,054
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.36%, 2/25/36 (b)		4,900	4,885,186
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 5.75%, 12/25/35 (c)		2,026	1,875,604
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)		1,937	1,625,340
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		250	213,473
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.09%, 4/25/46 (b)		4,643	2,577,235
Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (b)		28,051	22,590,066
Series 2007-21, Class 1A1, 6.25%, 2/25/38		512	462,044
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,616	1,350,152
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,468	2,061,698
Credit Suisse Mortgage Trust:
Series 2006-8, Class 1A1, 4.50%, 10/25/21		633	599,953
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		4,590	4,027,337
Series 2013-7R, Class 6A1, 3.64%, 6/26/47 (a)(b)		5,891	5,922,815
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		10,990	10,626,347
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.36%, 8/25/47 (b)		4,824	4,037,335
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 4.36%, 6/27/37 (a)(b)		14,351	14,388,234
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.42%, 10/25/23 (b)		9,940	10,869,599
Series 2014-C01, Class M2, 4.57%, 1/25/24 (b)		23,930	24,958,966
Series 2014-C02, Class 1M2, 2.77%, 5/25/24 (b)		13,920	12,914,350
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 1.86%, 2/25/37 (b)		3,946	2,771,251
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 3.95%, 5/25/35 (b)		159	151,681
Granite Master Issuer PLC:
Series 2005-2, Class A6, 0.44%, 12/20/54 (b)		1,387	1,380,304
Series 2006-2, Class A4, 0.26%, 12/20/54 (b)		4,568	4,544,492
GreenPoint Mortgage Funding Trust:
Series 2006-AR1, Class GA1B, 0.34%, 2/25/36 (b)		10,501	8,678,282
Series 2007-AR3, Class A1, 0.39%, 6/25/37 (b)		10,152	8,493,365

BLACKROCK FUNDS II	APRIL 30, 2015	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust:
Series 2005-AR3, Class 5A1, 2.67%, 5/25/35 (b)	USD	3,825	$3,712,862
Series 2005-AR6, Class 2A1, 2.67%, 9/25/35 (b)		3,338	3,346,430
Series 2005-AR6, Class 4A5, 2.69%, 9/25/35 (b)		6,394	6,443,692
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		108	104,817
Homebanc Mortgage Trust:
Series 2005-3, Class A1, 0.41%, 7/25/35 (b)		8,249	7,564,725
Series 2005-5, Class A1, 0.43%, 1/25/36 (b)		3,132	2,698,451
Series 2006-2, Class A1, 0.35%, 12/25/36 (b)		6,631	5,725,643
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,686	1,509,523
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,708	1,813,515
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.71%, 11/25/37 (b)		4,369	4,126,370
IndyMac Index Mortgage Loan Trust:
Series 2005-AR1, Class 3A1, 2.47%, 3/25/35 (b)		3,034	3,040,791
Series 2007-AR15, Class 1A1, 2.69%, 8/25/37 (b)		285	214,229
Series 2007-AR15, Class 2A1, 4.28%, 8/25/37 (b)		1,336	1,114,141
Series 2007-FLX3, Class A1, 0.41%, 6/25/37 (b)		4,162	3,656,603
Lehman XS Trust:
Series 2006-12N, Class A31A, 0.38%, 8/25/46 (b)		9,183	7,006,961
Series 2007-20N, Class A1, 1.32%, 12/25/37 (b)		24,607	18,289,399
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.28%, 9/01/21 (a)(b)		20,661	20,764,478
Series 2014-2, Class A, 2.17%, 12/01/21 (a)(b)		10,387	10,268,488
Series 2015-2, Class A, 2.17%, 1/01/20 (a)(b)		3,478	3,430,065
Series 2015-3, Class A, 2.18%, 3/01/20 (a)(b)		4,968	4,902,867
Medallion Trust, Series 2006-1G, Class A1, 0.32%, 6/14/37 (b)		508	507,722
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 2.86%, 6/25/37 (b)		2,630	1,930,222
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 2.52%, 12/25/35 (b)		2,887	2,710,182
Series 2006-1, Class 2A1, 2.12%, 2/25/36 (b)		1,375	1,357,140
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.36%, 2/26/37 (a)(b)		12,328	8,816,872
MortgageIT Trust, Series 2005-4, Class A1, 0.45%, 10/25/35 (b)		6,463	5,883,175
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		320	325,154
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		863	841,501

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Progress Trust, Series 2007-1GA, Class 1A, 0.40%, 8/19/38 (a)(b)	USD	475	$473,002
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		523	437,265
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		571	429,570
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37		167	152,035
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.70%, 4/25/47 (b)		831	655,439
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, 0.44%, 8/25/35 (b)		3,782	3,273,561
Series 2005-AR8, Class A1A, 0.45%, 2/25/36 (b)		7,998	6,413,707
Series 2006-AR1, Class 3A1, 0.40%, 2/25/36 (b)		10,539	8,400,232
Series 2006-AR2, Class A1, 0.40%, 2/25/36 (b)		2,600	2,065,421
Series 2006-AR3, Class 11A1, 0.38%, 4/25/36 (b)		6,032	4,375,442
Series 2006-AR4, Class 3A1, 0.36%, 6/25/36 (b)		10,853	8,493,176
Series 2006-AR6, Class 1A3, 0.37%, 7/25/46 (b)		9,078	5,839,960
Series 2006-AR6, Class 2A1, 0.36%, 7/25/46 (b)		28,778	22,880,995
Series 2006-AR8, Class A1A, 0.37%, 10/25/36 (b)		13,138	10,534,920
Series 2007-AR4, Class GA4B, 0.35%, 9/25/47 (b)		6,561	5,606,139
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR12, Class 1A6, 2.33%, 10/25/35 (b)		5,419	5,211,708
Series 2005-AR15, Class A1A1, 0.43%, 11/25/45 (b)		4,438	4,153,157
Series 2005-AR19, Class A1A2, 0.46%, 12/25/45 (b)		5,338	4,871,390
Series 2006-AR3, Class A1A, 1.13%, 2/25/46 (b)		8,265	7,615,559
Series 2006-AR19, Class 2A, 1.94%, 1/25/47 (b)		19,732	17,751,941
Series 2007-OA4, Class 1A, 0.90%, 5/25/47 (b)		4,561	3,882,417
Series 2007-OA5, Class 1A, 0.87%, 6/25/47 (b)		15,144	13,001,608
Series 2007-OA6, Class 1A, 0.94%, 7/25/47 (b)		7,907	6,743,604
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.82%, 10/25/36 (c)		1,884	1,350,844
Series 2007-OA1, Class 2A, 0.86%, 12/25/46 (b)		12,211	8,190,433
Series 2007-OA5, Class A1A, 0.97%, 5/25/47 (b)		7,056	5,607,850

			779,019,151
Commercial Mortgage-Backed Securities — 3.3%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.87%, 12/05/32 (a)(b)		4,703	4,687,375

54	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45	USD	5,000	$5,180,765
Series 2006-6, Class B, 5.48%, 10/10/45		500	505,517
Series 2007-1, Class A4, 5.45%, 1/15/49		3,711	3,935,490
Series 2007-3, Class A1A, 5.74%, 6/10/49 (b)		1,263	1,353,376
Series 2007-3, Class AJ, 5.74%, 6/10/49 (b)		5,000	5,226,415
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.86%, 9/15/18 (a)(b)		10,000	10,000,000
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2004-4, Class F, 5.52%, 7/10/42 (a)(b)		3,000	3,085,647
Series 2005-4, Class A5B, 5.00%, 7/10/45 (b)		2,913	2,924,629
Series 2005-6, Class B, 5.33%, 9/10/47 (b)		1,685	1,716,889
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		2,138	2,255,801
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		2,035	2,196,485
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,141	2,316,357
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.42%, 11/15/29 (a)(b)		4,850	4,866,306
Series 2014-CMZA, Class MZA, 6.15%, 11/15/29 (a)(b)		2,000	2,004,800
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 1.57%, 12/15/27 (a)(b)		1,480	1,482,105
Series 2014-BXCH, Class EPA, 4.42%, 12/15/27 (a)(b)		9,850	9,866,775
CHL Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 0.47%, 5/25/35 (b)		8,631	7,382,826
Series 2005-11, Class 4A1, 0.44%, 4/25/35 (b)		5,710	4,946,206
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class E, 2.52%, 6/15/33 (a)(b)		5,000	4,981,440
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		3,000	3,252,894
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		2,200	2,405,407
COMM 2014-LC15 Mortgage Trust, Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,486,626
COMM Mortgage Trust, Series 2007-C9, Class AJFL, 0.87%, 12/10/49 (a)(b)		5,176	5,047,614
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)		3,000	3,253,959
Series 2007-GG9, Class A1A, 5.43%, 3/10/39		4,538	4,815,498
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,315	2,437,241
Series 2007-GG11, Class AJ, 6.25%, 12/10/49 (b)		3,000	3,174,288
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		3,000	3,165,264

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-CR6, Class A2, 2.12%, 3/10/46	USD	5,000	$5,087,090
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,154,256
Series 2013-FL3, Class A, 1.68%, 10/13/28 (a)(b)		2,061	2,061,520
Series 2013-FL3, Class MMHP, 3.76%, 10/13/28 (a)(b)		1,000	1,007,364
Series 2013-FL3, Class RGC2, 4.50%, 10/13/28 (a)(b)		2,000	2,000,700
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		813	803,568
Series 2014-FL5, Class A, 1.54%, 9/15/16 (a)(b)		1,530	1,532,209
Series 2014-FL5, Class D, 4.18%, 10/15/16 (a)(b)		4,850	4,471,094
Series 2014-FL5, Class HFL1, 3.42%, 7/15/16 (a)(b)		3,261	3,130,243
Series 2014-PAT, Class E, 3.33%, 8/15/27 (a)(b)		1,000	1,000,002
Series 2014-PAT, Class F, 2.62%, 8/15/27 (a)(b)		2,000	1,899,102
Series 2014-PAT, Class G, 1.77%, 8/15/27 (a)(b)		2,000	1,812,420
Series 2014-TWC, Class E, 3.43%, 2/13/32 (a)(b)		4,000	4,004,848
Series 2014-TWC, Class F, 4.42%, 2/13/32 (a)(b)		2,000	2,000,000
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,501,036
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		2,820	2,667,156
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)		2,320	2,227,448
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,728,667
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class D, 2.43%, 9/15/38 (a)(b)		4,000	3,990,344
CSMC Trust:
Series 2014-SURF, Class E, 3.28%, 2/15/29 (a)(b)		1,395	1,397,211
Series 2014-TIKI, Class E, 3.33%, 9/15/38 (a)(b)		1,955	1,956,378
Series 2014-TIKI, Class F, 4.00%, 9/15/38 (a)(b)		2,225	2,219,627
Del Coronado Trust, Series 2013-HDC Class A, 0.96%, 3/15/26 (a)(b)		645	645,101
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class GFX, 3.49%, 12/15/19		10,350	9,286,651
GE Capital Commercial Mortgage Corp. Series Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		1,909	2,035,020
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A, 5.23%, 11/10/45 (b)		3,283	3,332,177
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)		5,100	4,936,152
GS Mortgage Securities Corp. II:
Series 2012-GCJ9, Class D, 5.02%, 11/10/45 (a)(b)		3,768	3,815,371
Series 2013-KING, Class C, 3.55%, 12/10/27 (a)(b)		5,000	5,138,110
GS Mortgage Securities Corp. Trust:
Series 2013-NYC5, Class F, 3.77%, 1/10/30 (a)(b)		6,500	6,565,481
Series 2013-NYC5, Class G, 3.77%, 1/10/30 (a)(b)		1,840	1,823,681

BLACKROCK FUNDS II	APRIL 30, 2015	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)	USD	4,000	$4,069,644
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		16,710	17,095,633
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.47%, 7/25/35 (b)		6,681	5,929,151
Series 2006-FLX1, Class A1, 0.38%, 11/25/36 (b)		9,569	8,355,427
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		2,000	2,086,124
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (b)		1,000	1,008,224
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		2,817	2,942,330
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		5,000	5,238,865
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		3,669	3,915,996
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,845	3,008,409
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		5,035	5,243,620
Series 2014-CBMZ, Class M, 6.39%, 10/15/29 (a)(b)		2,000	2,003,400
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (a)(b)		5,200	5,063,271
Series 2014-FBLU, Class E, 3.67%, 12/15/28 (a)(b)		4,000	4,000,580
Series 2014-FL6, Class A, 1.57%, 11/15/31 (a)(b)		1,590	1,592,375
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, 5.86%, 7/15/44 (b)		2,522	2,732,281
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 6.03%, 6/15/38 (b)		3,574	3,710,927
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,607	3,816,822
Series 2007-C1, Class AJ, 5.48%, 2/15/40		7,000	7,244,713
Series 2007-C2, Class A3, 5.43%, 2/15/40		3,671	3,877,096
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		3,525	3,728,357
Series 2007-C6, Class AJ, 6.33%, 7/15/40 (b)		5,250	5,518,307
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	774,810
Series 2007-C7, Class AJ, 6.46%, 9/15/45 (b)		3,000	3,203,187
Series 2007-C7, Class B, 6.46%, 9/15/45 (b)		550	562,330
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		2,500	2,461,613
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/01/32 (a)(b)		7,000	6,914,684
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		1,013	1,060,729
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.49%, 7/12/46 (b)		4,471	4,573,958
Morgan Stanley Capital I Trust:
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,000	3,099,345

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	USD	2,687	$2,830,509
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,301	1,363,168
Series 2007-IQ15, Class A4, 6.10%, 7/11/17 (b)		3,260	3,529,088
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45		1,488	1,586,294
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.43%, 10/15/30 (a)(b)		1,000	985,245
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.43%, 8/27/24 (a)(b)		4,000	4,020,000
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A1, 0.35%, 1/25/37 (b)		9,979	8,176,232
Velocity Commercial Capital Loan Trust, Series 2014-1, Class A, 2.17%, 9/25/44 (a)(b)		5,572	5,574,478
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.45%, 11/15/30 (a)(b)		3,000	2,924,907
Series 2013-PENN, Class D, 3.95%, 12/13/20 (a)(b)		3,000	3,119,691
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class AM, 5.49%, 12/15/44 (b)		1,360	1,381,473
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		1,000	1,000,273
Series 2007-C32, Class A1A, 5.90%, 6/15/49 (b)		2,116	2,245,886
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		8,345	8,772,731
Series 2007-C33, Class AM, 6.15%, 2/15/51 (b)		2,565	2,775,066
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A2, 2.07%, 3/15/48		2,985	3,033,312

			385,334,583
Interest Only Commercial Mortgage-Backed Securities — 0.4%
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 0.02%, 11/15/30 (a)(b)		128,052	1,140,943
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.49%, 3/10/47 (b)		33,594	2,690,420
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.67%, 3/10/46 (b)		7,767	602,625
Series 2014-CR14, Class XA, 1.04%, 2/10/47 (b)		35,656	1,675,621
Series 2014-CR15, Class XA, 1.49%, 2/10/47 (b)		63,225	4,217,677
Series 2014-TWC, Class XCP, 1.48%, 2/13/32 (a)(b)		52,000	1,333,852
GP Portfolio Trust, Series 2014-CPP, Class XCP, 1.11%, 8/15/15 (a)(b)		368,148	1,155,985
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		41,605	1,224,718
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.37%, 4/10/47 (b)		12,315	911,029

56	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class XCP, 0.31%, 12/15/28 (a)(b)	USD	340,000	$652,800
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.38%, 11/15/46 (b)		19,723	1,416,890
Series 2014-C15, Class XB, 0.50%, 4/15/47 (a)(b)		80,982	2,432,618
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.27%, 12/13/20 (a)(b)		121,745	1,190,666
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class X1, 0.37%, 1/15/16 (a)(b)		272,600	618,802
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 1.04%, 5/15/23 (b)		41,911	2,147,300
Series 2013-C15, Class XA, 0.76%, 8/15/23 (b)		23,512	788,812
Series 2013-C17, Class XA, 1.75%, 11/15/23 (b)		51,537	4,104,085
Series 2013-UBS1, Class XA, 1.28%, 11/15/23 (b)		88,485	4,909,883
Series 2014-C20, Class XB, 0.73%, 2/15/24 (b)		57,079	2,831,275
Series 2014-LC14, Class XA, 1.62%, 3/15/47 (b)		81,046	6,591,615

			42,637,616
Total Non-Agency Mortgage-Backed Securities — 10.4%			1,206,991,350

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (b)(g)	EUR	2,400	2,762,214
Banco Santander SA, 6.25% (b)(g)		1,500	1,692,951
Bank of America Corp.:
6.25% (b)(g)	USD	20,694	21,198,416
6.50%		10,170	10,805,625
8.00% (b)(g)		7,675	8,202,656
8.13% (b)(g)		3,175	3,429,000
Barclays Bank PLC:
8.00% (b)(g)	EUR	600	741,163
8.25% (b)(g)	USD	8,700	9,267,223
Citigroup, Inc., 6.30% (b)(g)		10,000	10,118,000
Credit Agricole SA, 7.88% (a)(b)(g)		15,000	16,039,920
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		150	187,687
HSBC Capital Funding LP, 10.18% (a)(b)(g)		1,260	1,921,500
Industrial & Commercial Bank of China Ltd., 6.00% (b)(g)		3,000	3,142,500
JPMorgan Chase Capital XXIII, 1.26%, 5/15/47 (b)		4,275	3,446,719
Mizuho Capital Investment USD 1 Ltd., 6.69% (a)(b)(g)		100	105,000
SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(g)		400	484,800
UBS Preferred Funding Trust V, 6.24% (g)		350	364,039
Wells Fargo & Co.:
5.88% (b)(g)		7,005	7,434,056
5.90% (b)(g)		670	701,825
7.98% (b)(g)		8,450	9,295,000

			111,340,294

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Capital Markets — 0.7%
The Bank of New York Mellon Corp., 4.50% (b)(g)	USD	15,003	$14,365,373
Credit Suisse Group AG:
6.25% (a)(b)(g)		5,000	4,950,000
7.50% (a)(b)(g)		9,725	10,405,750
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (b)		11,650	12,334,437
Morgan Stanley, 5.45% (b)(g)		13,150	13,248,625
State Street Capital Trust IV, 1.27%, 6/15/37 (b)		22,100	19,006,000
UBS AG, 7.63%, 8/17/22		2,000	2,403,438

			76,713,623
Consumer Finance — 0.2%
American Express Co.:
4.90% (b)(g)		10,870	10,727,331
5.20% (b)(g)		10,000	10,125,000

			20,852,331
Diversified Financial Services — 0.5%
BNP Paribas SA, 7.20% (a)(b)(g)		2,400	2,886,000
JPMorgan Chase & Co.:
5.00% (b)(g)		2,500	2,456,250
6.00% (b)(g)		10,840	11,138,100
6.75% (b)		10,075	11,004,923
7.90% (b)(g)		7,350	7,827,750
Lloyds Banking Group PLC:
6.38% (b)(g)	EUR	260	310,969
6.66% (a)(b)(g)	USD	3,000	3,427,500
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(g)		100	118,500
7.64% (b)(g)		200	219,000
7.65% (b)(g)		200	255,000
Société Générale SA:
5.92% (a)(b)(g)		200	209,000
7.88% (a)(b)(g)		20,000	20,750,000

			60,602,992
Diversified Telecommunication Services — 0.0%
Orange SA:
4.00% (b)(g)	EUR	1,100	1,303,137
5.00%		970	1,224,576
Telefonica Emisiones SAU, 7.05%, 6/20/36	USD	140	185,230

			2,712,943
Electric Utilities — 0.0%
Gas Natural Fenosa Finance Bv, 4.13% (b)(g)	EUR	1,700	2,003,335
Food Products — 0.0%
HJ Heinz Finance Co., 7.13%, 8/01/39 (a)	USD	125	167,969
Insurance — 1.1%
The Allstate Corp.:
5.75%, 8/15/53 (b)		10,227	11,147,430
6.13%, 5/15/67 (b)		500	530,000
6.50%, 5/15/67 (b)		2,300	2,678,350
American International Group, Inc., 6.25%, 3/15/87		1,494	1,702,649
Aon PLC, 4.25%, 12/12/42		1,500	1,443,141
AXA SA:
6.38% (a)(b)(g)		16,000	17,940,000
6.46% (a)(b)(g)		6,000	6,363,600
Chubb Corp., 6.38%, 3/29/67 (b)		430	455,800
Genworth Holdings, Inc.:
7.63%, 9/24/21		450	477,000

BLACKROCK FUNDS II	APRIL 30, 2015	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Insurance (concluded)
6.50%, 6/15/34	USD	5,000	$4,562,500
6.15%, 11/15/66 (b)		4,200	2,646,000
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		5,785	6,542,835
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		2,150	2,217,187
7.80%, 3/07/87 (a)		24,675	30,352,717
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		4,550	6,028,750
MetLife, Inc., 6.40%, 12/15/66		340	400,350
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	958,500
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		6,675	7,242,375
5.20%, 3/15/44 (b)		5,000	5,137,500
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		6,071	5,828,160
XL Group PLC, 6.50% (b)(g)		13,200	11,616,000
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,249,200

			127,520,044
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(g)		6,946	7,328,030
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	253,400
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		175	132,125
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		5,035	5,456,681

			5,588,806
Road & Rail — 0.0%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		5,000	5,693,750
Total Capital Trusts — 3.6%			420,777,517

Preferred Stocks		Shares
Aerospace & Defense — 0.1%
United Technologies Corp., 7.50%, 8/01/15		190,000	11,175,800
Banks — 0.6%
BB&T Corp., 5.20% (g)		340,000	8,228,000
Citigroup, Inc., 6.88% (g)		400,000	10,888,000
First Republic Bank:
6.70% (g)		100,000	2,614,000
7.00% (g)		250,000	6,877,500
RBS Capital Funding Trust VII, Series G, 6.08% (g)		133,238	3,316,294
Synovus Financial Corp., 7.88% (g)		200,000	5,578,000
Wells Fargo & Co., 5.85% (b)(g)		999,400	26,294,214

			63,796,008
Capital Markets — 0.4%
The Goldman Sachs Group, Inc.:
5.50% (g)		259,900	6,455,916
6.38% (g)		386,000	10,113,200
Morgan Stanley, 6.88% (g)		300,000	8,220,000
State Street Corp., 5.90% (g)		600,000	16,158,000

			40,947,116
Diversified Financial Services — 0.0%
GMAC Capital Trust I, 8.12%, 2/15/40		182,724	4,801,987

Preferred Securities		Shares	Value
Preferred Stocks (concluded)
Electric Utilities — 0.3%
DTE Energy Co., 5.25%, 12/01/62		300,000	$7,521,000
Duke Energy Corp., 5.12%, 1/15/73		150,000	3,765,000
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,566,320
Entergy Mississippi, Inc., 6.00%, 5/01/51		170,000	4,433,600
Entergy Texas, Inc., 5.62% (g)		200,000	5,222,000
SCE Trust I, 5.62% (g)		240,000	6,057,600
SCE Trust III, 5.75% (g)		126,560	3,436,103

			33,001,623
Insurance — 0.1%
The Allstate Corp., 5.10%, 1/15/53		467,259	12,218,823
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16		11,108	1,298,081
Real Estate Investment Trusts (REITs) — 0.1%
DDR Corp., 6.25% (g)		200,000	5,116,000
Firstar Realty LLC, 8.88% (a)(g)		5,000	6,315,625
Public Storage, 5.20% (g)		60,000	1,446,000
Suntrust Real Estate Investment Corp., 9.00% (a)(g)		15	1,833,459

			14,711,084
Total Preferred Stocks — 1.6%			181,950,522

Total Preferred Securities — 5.2%			602,728,039

Taxable Municipal Bonds		Par (000)	Value
Catholic Health Initiatives, 4.35%, 11/01/42	USD	310	298,628
District of Columbia Water & Sewer Authority, 4.81%, 10/01/14		100	108,265
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	851,100
Massachusetts Institute of Technology:
3.96%, 7/01/38		241	253,725
4.68%, 7/01/69		340	377,110
President and Fellows of Harvard College, 3.62%, 10/01/37		290	289,035
Princeton University, 5.70%, 3/01/39		150	198,915
Total Taxable Municipal Bonds — 0.0%			2,376,778

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.2%
Freddie Mac REMICs, Series 2013-4286, Class MP 4.00%, 12/15/43		1,881	2,010,518
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3 3.93%, 9/25/24 (b)		8,500	8,388,684
Ginnie Mae, Series 2013-131, Class PA 3.50%, 6/16/42		5,558	5,813,786

			16,212,988
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series 2013-KF02, Class B, 3.17%, 12/25/45		2,099	2,162,141
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.48%, 12/25/25		3,329	354,098

58	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series K36, Class X1, 0.94%, 10/25/23	USD	44,197	$2,404,645
Series K714, Class X1, 0.88%, 10/25/20		59,932	2,033,192

			4,437,837
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		2,381	2,551,885
3.50%, 12/01/26-4/01/29		10,998	11,727,639
4.00%, 5/01/27		3,311	3,547,930
2.50%, 4/01/28-8/01/28		10,407	10,698,927
3.00%, 6/01/28-2/01/30		16,975	17,866,810
Freddie Mac Mortgage-Backed Securities, 4.00%, 7/01/26		937	1,006,353

			47,399,544
Total U.S. Government Sponsored Agency Securities — 0.6%			70,566,608
Total Long-Term Investments (Cost — $11,287,250,922) — 99.3%			11,544,027,618

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (k)(l)	373,179,059	$373,179,059

Short-Term Securities		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22%, (k)(l)(m)	USD	114,031	$114,031,114
Total Short-Term Securities (Cost — $487,210,173) — 4.2%			487,210,173

Options Purchased
(Cost — $8,283,614) — 0.1%			6,394,593
Total Investments (Cost — $11,782,744,709*) — 103.6%			12,037,632,384
Liabilities in Excess of Other Assets — (3.6)%			(414,138,966)

Net Assets — 100.0%			$11,623,493,418

Notes to Schedule of Investments

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,783,430,791

Gross unrealized appreciation	$434,821,474
Gross unrealized depreciation	(180,619,881)

Net unrealized appreciation	$254,201,593

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Security, or a portion of security, is on loan.

(e)	Non-income producing security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Convertible security.

(k)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2015	Value at April 30, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,147,600,983	—	774,421,924	[1]	373,179,059	$373,179,059	$173,746	$22,207
BlackRock Liquidity Series, LLC, Money Market Series	$409,842,424	—	$295,811,310	[1]	$114,031,114	$114,031,114	$2,383,531	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,289,908	4,958,277	3,747,897		4,500,288	$409,481,205	$20,834,213	$(11,470,336)
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,514	—	—		399,514	$47,917,709	$1,196,912	—
iShares U.S. Preferred Stock ETF	1,739,167	—	—		1,739,167	$69,462,330	$3,223,668	—

[1]	Represents net shares/beneficial interest sold.

(l)	Represents the current yield as of report date.

(m)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	APRIL 30, 2015	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
20	Australian Government Bonds (10 Year)	Sydney	June 2015	USD	$15,778,947	$(7,269)
78	Australian Government Bonds (3 Year)	Sydney	June 2015	USD	18,850,336	(19,110)
12	Canadian Government Bonds (10 Year)	Montreal	June 2015	USD	1,394,745	(23,541)
12	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	1,247,340	(1,686)
3,057	Euro STOXX 50 Futures	Eurex	June 2015	USD	122,473,596	(3,717,823)
22	Euro-Buxl	Eurex	June 2015	USD	4,166,362	42,043
19	Gilt-British	NYSE Liffe	June 2015	USD	3,444,947	(42,057)
266	Mini MSCI Emerging Markets Futures	Chicago Mercantile	June 2015	USD	13,814,710	(173,673)
1	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	159,594	(1,658)
113	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	24,777,016	(7,820)
107	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	12,854,211	(41,029)
140	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	23,030,000	(532,517)
(6,684)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	694,768,380	939,138
(2,539)	Euro Currency Futures	Chicago Mercantile	June 2015	USD	357,554,675	(19,442,466)
(6)	Euro-Bobl	Eurex	June 2015	USD	867,739	2,430
(9)	Euro-BTP Italian Government Bond Futures	Eurex	June 2015	USD	1,398,421	(265,569)
(22)	Euro-Bund	Eurex	June 2015	USD	3,870,917	40,249
(207)	Euro-Schatz	Eurex	June 2015	USD	25,840,426	(2,122)
(16)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	2,553,500	26,520
(15)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	3,288,984	1,038
(214)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	25,708,422	82,058
(2,689)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	345,200,375	1,553,226
(71)	Three Month Sterling	NYSE Liffe	December 2016	USD	13,448,661	10,163
Total						$(21,581,475)

•	As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	559,000	USD	609,026	Barclays Bank PLC	5/07/15	$18,705
EUR	400,000	USD	434,608	JPMorgan Chase Bank N.A.	5/07/15	14,573
USD	21,463	EUR	20,000	Barclays Bank PLC	5/07/15	(996)
USD	31,484,906	EUR	29,250,000	UBS AG	5/07/15	(1,361,485)
USD	22,391,513	GBP	15,155,000	Citibank N.A.	5/07/15	(870,105)
USD	185,654	GBP	125,000	Goldman Sachs International	5/07/15	(6,210)
EUR	320,000	USD	339,279	Bank of America N.A.	5/13/15	20,094
EUR	700,000	USD	739,803	Goldman Sachs International	5/13/15	46,326
EUR	1,850,000	USD	2,010,035	Morgan Stanley & Co. International PLC	5/13/15	67,593
EUR	770,000	USD	810,840	UBS AG	5/13/15	53,902
GBP	230,000	USD	353,551	JPMorgan Chase Bank N.A.	5/13/15	(536)
GBP	110,000	USD	164,118	UBS AG	5/13/15	4,715
USD	5,429,538	EUR	5,030,000	Goldman Sachs International	5/13/15	(219,364)
USD	146,263,033	EUR	135,890,000	HSBC Bank PLC	5/13/15	(6,347,153)
USD	1,251,560	EUR	1,120,000	JPMorgan Chase Bank N.A.	5/13/15	(4,268)
USD	2,514,077	EUR	2,340,000	UBS AG	5/13/15	(113,841)
USD	883,341	GBP	600,000	Bank of America N.A.	5/13/15	(37,568)
USD	351,194	GBP	240,000	Goldman Sachs International	5/13/15	(17,169)

60	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

As of April 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,578,775	GBP	27,380,000	JPMorgan Chase Bank N.A.	5/13/15	(1,445,355)
USD	467,043	GBP	320,000	UBS AG	5/13/15	(24,108)
GBP	365,000	USD	560,789	JPMorgan Chase Bank N.A.	6/03/15	(7,987)
USD	31,399,138	EUR	28,091,000	UBS AG	6/03/15	(107,200)
USD	23,531,196	GBP	15,263,000	Barclays Bank PLC	6/03/15	415,000
CNH	1,273,840	USD	200,734	BNP Paribas S.A.	6/09/15	3,681
CNH	1,255,079	USD	197,866	JPMorgan Chase Bank N.A.	6/09/15	3,895
USD	49,266,336	CNH	312,816,602	BNP Paribas S.A.	6/09/15	(1,020,871)
USD	467,476	CNH	2,919,906	Citibank N.A.	6/09/15	(1,086)
USD	604,954	CNH	3,839,362	Standard Chartered Bank	6/09/15	(12,247)
USD	364,567	CNH	2,272,206	Standard Chartered Bank	6/09/15	(57)
USD	1,385,061	CNH	8,626,157	Standard Chartered Bank	6/09/15	1,579
USD	261,587	CNH	1,632,854	UBS AG	6/09/15	(439)
USD	2,214,021	SGD	3,025,902	HSBC Bank PLC	6/09/15	(70,977)
USD	1,980,376	CAD	2,426,000	Royal Bank of Canada	7/21/15	(28,031)
USD	532,754	EUR	495,000	UBS AG	7/21/15	(23,680)
USD	8,615,236	MXN	132,843,544	JPMorgan Chase Bank N.A.	7/22/15	8,193
Total						$(11,062,477)

•	As of April 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
S&P 500 Index	Call	USD	2,200	9/18/15	3,654	$6,376,230
Euro Dollar 90-day	Put	USD	98.50	9/11/15	113	18,363
Total						$6,394,593

•	As of April 30, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20		USD	602,990	$5,417,285

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	APRIL 30, 2015	61

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•	As of April 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.54%[1]	6-month GBP LIBOR	Chicago Mercantile	8/15/17	GBP	6,450	$(122,534)
1.55%[1]	6-month GBP LIBOR	Chicago Mercantile	9/04/17	GBP	1,400	(26,122)
1.45%[2]	6-month GBP LIBOR	Chicago Mercantile	9/08/17	GBP	2,803	40,583
1.98%[1]	6-month GBP LIBOR	Chicago Mercantile	9/05/19	GBP	510	(19,967)
Total						$(128,040)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	As of April 30, 2015, OTC centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
1.81%	6-month PLN WIBOR	Bank of America N.A.	3/09/18	PLN	6,983	$2,943	—	$2,943
1.84%	6-month PLN WIBOR	Morgan Stanley Capital Services LLC	3/09/18	PLN	5,067	911	—	911
1.74%	6-month PLN WIBOR	Goldman Sachs International	3/23/18	PLN	1,658	1,654	—	1,654
1.76%	6-month PLN WIBOR	JPMorgan Chase Bank N.A.	3/23/18	PLN	1,492	1,343	—	1,343
Total						$6,851	—	$6,851

•	As of April 30, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Depreciation
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	5,000	$(69,768)	$(15,491)	$(54,277)
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	3,500	(48,837)	(13,443)	(35,394)
Total						$(118,605)	$(28,934)	$(89,671)

•	As of April 30, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	2,000	$194,532	$(21,839)	$216,371

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

62	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$591,150,413	$178,523,656	$769,674,069
Common Stocks[1]	$1,301,295,996	1,516,237,087	—	2,817,533,083
Corporate Bonds	—	2,474,717,341	—	2,474,717,341
Equity-Linked Notes[1]	—	2,479,497,535	—	2,479,497,535
Floating Rate Loan Interests	—	275,681,442	33,923,852	309,605,294
Foreign Government Obligations	—	98,922,831	—	98,922,831
Investment Companies	711,414,690	—	—	711,414,690
Non-Agency Mortgage-Backed Securities	—	1,137,599,028	69,392,322	1,206,991,350
Preferred Securities[1]	173,801,438	427,093,142	1,833,459	602,728,039
U.S. Government Sponsored Agency Securities	—	70,566,608	—	70,566,608
Taxable Municipal Bonds	—	2,376,778	—	2,376,778
Options Purchased:
Equity Contracts	6,376,230	—	—	6,376,230
Interest Rate Contracts	18,363	—	—	18,363
Short-Term Securities.	373,179,059	114,031,114	—	487,210,173

Total	$2,566,085,776	$9,187,873,319	$283,673,289	$12,037,632,384

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$5,633,656	—	$5,633,656
Equity contracts	$939,138	—	—	939,138
Foreign currency exchange contracts	—	658,256	—	658,256
Interest rate contracts	1,757,727	47,434	—	1,805,161
Liabilities:
Credit contracts	—	(89,671)	—	(89,671)
Equity contracts	(3,893,182)	—	—	(3,893,182)
Foreign currency exchange contracts	(19,442,466)	(11,720,733)	—	(31,163,199)
Interest rate contracts	(942,692)	(168,623)	—	(1,111,315)

Total	$(21,581,475)	$(5,639,681)	—	$(27,221,156)

[1]    Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for centrally cleared swaps	$31,790,000	—	—	$31,790,000
Cash pledged for financial futures contracts	55,762,000	—	—	55,762,000
Foreign currency at value	18,556,878	—	—	18,556,878
Liabilities:
Bank overdraft	—	$(22,550,194)	—	(22,550,194)
Collateral on securities loaned at value	—	(114,031,114)	—	(114,031,114)

Total	$106,108,878	$(136,581,308)	—	$(30,472,430)

BLACKROCK FUNDS II	APRIL 30, 2015	63

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1 [1]	Transfers into Level 2 [1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
Banks	—	$(36,327,945)	$36,327,945	—
Building Products	—	(6,504,930)	6,504,930	—
Commercial Services & Supplies	—	(2,027,882)	2,027,882	—
Construction & Engineering	—	(11,207,325)	11,207,325	—
Construction Materials	—	(1,660,903)	1,660,903	—
Diversified Telecommunication Services	—	(6,722,701)	6,722,701	—
Electric Utilities	—	(8,856,524)	8,856,524	—
Electronic Equipment, Instruments & Components	—	(7,196,946)	7,196,946	—
Food Products	—	(38,078,206)	38,078,206	—
Health Care Providers & Services	—	(4,293,205)	4,293,205	—
Industrial Conglomerates	—	(3,046,290)	3,046,290	—
Insurance	—	(33,702,007)	33,702,007	—
Media	—	(19,936,915)	19,936,915	—
Metals & Mining	—	(23,207,302)	23,207,302	—
Oil, Gas & Consumable Fuels	—	(14,428,375)	14,428,375	—
Personal Products	—	(7,483,441)	7,483,441	—
Pharmaceuticals	—	(120,767,068)	120,767,068	—
Real Estate Investment Trusts (REITs)	—	(12,136,495)	12,136,495	—
Real Estate Management & Development	—	(7,509,695)	7,509,695	—
Semiconductors & Semiconductor Equipment	—	(1,431,314)	1,431,314	—
Specialty Retail	—	(17,057,953)	17,057,953	—
Tobacco	—	(103,514,720)	103,514,720	—
Transportation Infrastructure	—	(17,393,384)	17,393,384	—
Water Utilities.	—	(7,008,039)	7,008,039	—
Wireless Telecommunication Services.	—	(12,410,311)	12,410,311	—

Total	—	$(523,909,876)	$523,909,876	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

64	BLACKROCK FUNDS II	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2014	$16,666,718	$1,466,351	$33,294,775	$32,782,055	—	$84,209,899
Transfers into Level 3[1]	9,708,532	—	1,778,911	—	$1,816,903	13,304,346
Transfers out of Level 3[2]	(10,142,205)	—	(473,329)	(28,429,796)	—	(39,045,330)
Accrued discounts/premiums	64,964	—	(10,190)	25,791	—	80,565
Net realized gain (loss)	(4,224)	18,319	(144,956)	(12,876)	16,556	(127,181)
Net change in unrealized appreciation/depreciation[3,4]	534,942	(886)	(389,758)	(55,631)	—	88,667
Purchases	169,754,288	22	14,826,616	70,902,565	—	255,483,491
Sales	(8,059,359)	(1,483,806)	(14,958,217)	(5,819,786)	—	(30,321,168)
Closing Balance, as of April 30, 2015	$178,523,656	—	$33,923,852	$69,392,322	$1,833,459	$283,673,289

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2015[3]	$530,351	—	$(347,889)	$256,078	131,777	$570,317

[1]

As of July 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $13,304,346 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of July 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $39,045,330, transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[4]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at April 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	APRIL 30, 2015	65

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 22, 2015